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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5857
CMG Fund Trust
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)
Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	07/31/05

Date of reporting period:	04/30/05

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
April 30, 2005 (Unaudited)	CMG Small Cap Fund

		Shares	Value ($)*
Common Stocks — 99.0%
CONSUMER DISCRETIONARY — 13.2%
Diversified Consumer Services — 0.8%
	Education Management Corp. (a)	15,402	431,256
	Diversified Consumer Services Total		431,256
Hotels, Restaurants & Leisure — 5.6%
	Applebee’s International, Inc.	12,200	302,316
	Buffalo Wild Wings, Inc. (a)	14,110	429,226
	CBRL Group, Inc.	5,540	213,456
	Cheesecake Factory, Inc. (a)	9,090	278,972
	P.F. Chang’s China Bistro, Inc. (a)	8,580	476,362
	RARE Hospitality International, Inc. (a)	22,500	625,950
	Scientific Games Corp., Class A (a)	28,040	602,019
	Hotels, Restaurants & Leisure Total		2,928,301
Household Durables — 2.3%
	Tempur-Pedic International, Inc. (a)	63,130	1,205,152
	Household Durables Total		1,205,152
Internet & Catalog Retail — 1.2%
	Blue Nile, Inc. (a)	15,410	387,869
	Netflix, Inc. (a)	18,930	218,831
	Internet & Catalog Retail Total		606,700
Leisure Equipment & Products — 0.7%
	Marvel Enterprises, Inc. (a)	18,130	355,348
	Leisure Equipment & Products Total		355,348
Media — 1.0%
	Getty Images, Inc. (a)	7,560	540,918
	Media Total		540,918
Specialty Retail — 1.4%
	Children’s Place Retail Stores, Inc. (a)	5,420	201,678
	PETCO Animal Supplies, Inc. (a)	17,570	549,941
	Specialty Retail Total		751,619
Textiles, Apparel & Luxury Goods — 0.2%
	Columbia Sportswear Co. (a)	2,320	99,760
	Textiles, Apparel & Luxury Goods Total		99,760
	CONSUMER DISCRETIONARY TOTAL		6,919,054
CONSUMER STAPLES — 2.2%
Food Products — 1.7%
	Bunge Ltd.	6,810	386,808
	Corn Products International, Inc.	23,620	520,113
	Food Products Total		906,921

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Personal Products — 0.5%
	Elizabeth Arden, Inc. (a)	11,860	259,734
	Personal Products Total		259,734
	CONSUMER STAPLES TOTAL		1,166,655
ENERGY — 8.7%
Energy Equipment & Services — 4.1%
	Atwood Oceanics, Inc. (a)	8,200	467,974
	CAL Dive International, Inc. (a)	6,257	278,311
	FMC Technologies, Inc. (a)	10,500	318,465
	Grey Wolf, Inc. (a)	73,740	442,440
	National-Oilwell Varco, Inc. (a)	15,670	622,726
	Energy Equipment & Services Total		2,129,916
Oil, Gas & Consumable Fuels — 4.6%
	Alpha Natural Resources, Inc. (a)	5,330	123,389
	Arch Coal, Inc.	8,603	381,457
	Cheniere Energy, Inc. (a)	15,120	418,824
	InterOil Corp. (a)	3,760	98,136
	KFx, Inc. (a)	15,240	166,116
	Quicksilver Resources, Inc. (a)	4,270	219,179
	Range Resources Corp.	12,050	272,933
	Southwestern Energy Co. (a)	4,670	274,362
	Warren Resources, Inc. (a)	22,050	188,748
	XTO Energy, Inc.	9,303	280,672
	Oil, Gas & Consumable Fuels Total		2,423,816
	ENERGY TOTAL		4,553,732
FINANCIALS — 5.5%
Capital Markets — 1.6%
	Affiliated Managers Group, Inc. (a)	14,040	877,921
	Capital Markets Total		877,921
Commercial Banks — 1.3%
	Signature Bank (a)	13,360	329,057
	Umpqua Holdings Corp.	15,400	342,188
	Commercial Banks Total		671,245
Insurance — 1.2%
	Allmerica Financial Corp. (a)	6,350	213,170
	ProAssurance Corp. (a)	11,110	416,736
	Insurance Total		629,906
Thrifts & Mortgage Finance — 1.4%
	Commercial Capital Bancorp, Inc.	28,860	455,699

2

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Thrifts & Mortgage Finance — (continued)
	Sterling Financial Corp. (a)	8,300	271,327
	Thrifts & Mortgage Finance Total		727,026
	FINANCIALS TOTAL		2,906,098
HEALTH CARE — 21.1%
Biotechnology — 4.5%
	Alexion Pharmaceuticals, Inc. (a)	12,120	251,369
	Alkermes, Inc. (a)	12,860	144,675
	Cubist Pharmaceuticals, Inc. (a)	25,910	234,486
	CV Therapeutics, Inc. (a)	9,060	179,569
	Digene Corp. (a)	20,850	397,192
	Nabi Biopharmaceuticals (a)	27,250	297,025
	Neurocrine Biosciences, Inc. (a)	4,210	147,182
	Rigel Pharmaceuticals, Inc. (a)	20,350	349,002
	United Therapeutics Corp. (a)	7,880	378,161
	Biotechnology Total		2,378,661
Health Care Equipment & Supplies — 3.8%
	ArthroCare Corp. (a)	14,600	428,948
	Kyphon, Inc. (a)	15,752	411,915
	Nektar Therapeutics (a)	18,600	265,236
	ResMed, Inc. (a)	14,252	885,049
	Health Care Equipment & Supplies Total		1,991,148
Health Care Providers & Services — 9.5%
	AmSurg Corp. (a)	3,250	84,142
	Cerner Corp. (a)	7,310	424,419
	Chemed Corp.	2,250	159,390
	DaVita, Inc. (a)	18,309	737,853
	HealthExtras, Inc. (a)	46,530	770,071
	ICON PLC, ADR (a)	20,410	678,339
	IDX Systems Corp. (a)	11,330	350,890
	Renal Care Group, Inc. (a)	31,340	1,195,621
	United Surgical Partners International, Inc. (a)	12,840	568,170
	Health Care Providers & Services Total		4,968,895
Pharmaceuticals — 3.3%
	Connetics Corp. (a)	18,670	405,699
	MGI Pharma, Inc. (a)	16,520	364,266

3

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Pharmaceuticals — (continued)
	Salix Pharmaceuticals Ltd. (a)	65,315	934,005
	Pharmaceuticals Total		1,703,970
	HEALTH CARE TOTAL		11,042,674
INDUSTRIALS — 16.1%
Aerospace & Defense — 2.9%
	Armor Holdings, Inc. (a)	7,240	253,472
	BE Aerospace, Inc. (a)	42,720	518,621
	Engineered Support Systems, Inc.	6,190	218,631
	United Defense Industries, Inc.	7,320	541,534
	Aerospace & Defense Total		1,532,258
Air Freight & Logistics — 0.5%
	UTI Worldwide, Inc.	3,660	234,752
	Air Freight & Logistics Total		234,752
Commercial Services & Supplies — 2.9%
	Corporate Executive Board Co.	13,523	888,867
	Huron Consulting Group, Inc. (a)	10,930	229,967
	Resources Connection, Inc. (a)	21,220	405,514
	Commercial Services & Supplies Total		1,524,348
Construction & Engineering — 2.0%
	Dycom Industries, Inc. (a)	12,180	283,307
	URS Corp. (a)	24,350	748,762
	Construction & Engineering Total		1,032,069
Electrical Equipment — 0.4%
	Roper Industries, Inc.	3,380	228,725
	Electrical Equipment Total		228,725
Industrial Conglomerates — 0.3%
	Raven Industries, Inc.	7,030	133,957
	Industrial Conglomerates Total		133,957
Machinery — 5.9%
	ESCO Technologies, Inc. (a)	2,910	213,361
	Gardner Denver, Inc. (a)	2,898	105,893
	IDEX Corp.	11,120	414,220
	Joy Global, Inc.	19,540	661,820
	Kennametal, Inc.	6,030	273,159
	Terex Corp. (a)	15,690	586,492
	Wabtec Corp.	40,690	813,800
	Machinery Total		3,068,745

4

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Marine — 0.5%
	Dryships, Inc. (a)	17,820	282,803
	Marine Total		282,803
Road & Rail — 0.7%
	Landstar System, Inc. (a)	12,520	383,738
	Road & Rail Total		383,738
	INDUSTRIALS TOTAL		8,421,395
INFORMATION TECHNOLOGY — 28.0%
Communications Equipment — 4.8%
	F5 Networks, Inc. (a)	13,980	598,484
	Ixia (a)	42,040	673,060
	Packeteer, Inc. (a)	41,090	479,931
	SiRF Technology Holdings, Inc. (a)	66,870	762,987
	Communications Equipment Total		2,514,462
Computers & Peripherals — 1.9%
	Stratasys, Inc. (a)	22,430	606,732
	Synaptics, Inc. (a)	22,170	401,942
	Computers & Peripherals Total		1,008,674
Electronic Equipment & Instruments — 1.6%
	Benchmark Electronics, Inc. (a)	9,710	262,558
	Dolby Laboratories, Inc., Class A (a)	4,430	90,594
	Itron, Inc. (a)	3,560	128,409
	Trimble Navigation Ltd. (a)	10,420	358,657
	Electronic Equipment & Instruments Total		840,218
Internet Software & Services — 2.1%
	Ask Jeeves, Inc. (a)	9,600	261,024
	Digital River, Inc. (a)	8,640	229,824
	Equinix, Inc. (a)	13,530	473,279
	InfoSpace, Inc. (a)	4,800	148,752
	Internet Software & Services Total		1,112,879
IT Services — 6.1%
	Anteon International Corp. (a)	17,490	731,082
	CACI International, Inc., Class A (a)	15,050	934,906
	Cognizant Technology Solutions Corp., Class A (a)	7,800	327,678
	Euronet Worldwide, Inc. (a)	14,050	415,318
	Global Payments, Inc.	10,114	654,983
	Infocrossing, Inc. (a)	6,410	105,444
	IT Services Total		3,169,411
Semiconductors & Semiconductor Equipment — 5.9%
	ATMI, Inc. (a)	14,630	335,246

5

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Semiconductors & Semiconductor Equipment — (continued)
	Cambridge Display Technology, Inc. (a)	24,930	173,513
	FormFactor, Inc. (a)	25,490	582,192
	Microsemi Corp. (a)	36,590	619,103
	Sigmatel, Inc. (a)	8,360	218,948
	Silicon Laboratories, Inc. (a)	22,810	579,374
	Trident Microsystems, Inc. (a)	12,710	216,451
	Varian Semiconductor Equipment Associates, Inc. (a)	4,480	167,059
	Volterra Semiconductor Corp. (a)	18,150	193,661
	Semiconductors & Semiconductor Equipment Total		3,085,547
Software — 5.6%
	Agile Software Corp. (a)	30,890	202,947
	Altiris, Inc. (a)	15,970	260,151
	Embarcadero Technologies, Inc. (a)	80,860	392,171
	Epicor Software Corp. (a)	37,480	412,655
	Hyperion Solutions Corp. (a)	5,830	237,106
	Macromedia, Inc. (a)	14,700	582,267
	Parametric Technology Corp. (a)	68,580	364,846
	Serena Software, Inc. (a)	7,580	144,247
	The9 Ltd., ADR (a)	19,800	362,340
	Software Total		2,958,730
	INFORMATION TECHNOLOGY TOTAL		14,689,921
MATERIALS — 2.5%
Chemicals — 1.6%
	Airgas, Inc.	13,560	297,235
	OM Group, Inc. (a)	24,490	537,311
	Chemicals Total		834,546
Metals & Mining — 0.9%
	Allegheny Technologies, Inc.	11,100	248,640
	Century Aluminum Co. (a)	9,020	210,166
	Metals & Mining Total		458,806
	MATERIALS TOTAL		1,293,352
TELECOMMUNICATION SERVICES — 1.7%
Diversified Telecommunication Services — 0.5%
	Premiere Global Services, Inc. (a)	24,680	266,544
	Diversified Telecommunication Services Total		266,544

6

		Shares	Value ($)
Common Stocks — (continued)
TELECOMMUNICATION SERVICES — (continued)
Wireless Telecommunication Services — 1.2%
	Leap Wireless International, Inc. (a)	4,280	101,607
	Millicom International Cellular SA (a)	14,260	253,971
	SBA Communications Corp., Class A (a)	31,050	263,304
	Wireless Telecommunication Services Total		618,882
	TELECOMMUNICATION SERVICES TOTAL		885,426
	Total Common Stocks (cost of $50,316,208)		51,878,307

		Par ($)
Short-Term Obligation — 1.6%
	Repurchase agreement with State Street Bank & Trust Co., dated 04/29/05, due 05/02/05 at 2.750%, collateralized by a U.S. Treasury Note maturing 09/30/06, market value of $874,307 (repurchase proceeds $237,055)	853,000	853,000
	Total Short-Term Obligation (cost of $853,000)		853,000

	Total Investments — 100.6% (cost of $51,169,208)(b)(c)		52,731,307

	Other Assets & Liabilities, Net — (0.6)%		(311,794)

	Net Assets — 100.0%		52,419,513

Notes to Investment Portfolio:

*	Security Valuation

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $51,169,208.

(c)	Unrealized appreciation and depreciation at April 30, 2005, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation

$5,750,290	$(4,188,191)	$1,562,099

Acronym	Name

ADR	American Depositary Receipt

7

INVESTMENT PORTFOLIO

April 30, 2005 (Unaudited)	CMG Small/Mid Cap Fund

		Shares	Value ($)*
Common Stocks – 93.9%
CONSUMER DISCRETIONARY – 17.0%
Auto Components – 0.3%
	Autoliv, Inc.	3,170	140,273
	Auto Components Total		140,273
Diversified Consumer Services – 0.4%

	Education Management Corp. (a)	6,470	181,160
	Diversified Consumer Services Total		181,160
Hotels, Restaurants & Leisure – 4.6%
	Applebee’s International, Inc.	11,270	279,271
	Brinker International, Inc. (a)	6,510	220,038
	Cheesecake Factory, Inc. (a)	9,450	290,020
	Harrah’s Entertainment, Inc.	3,000	196,860
	Hilton Hotels Corp.	12,440	271,565
	Outback Steakhouse, Inc.	2,210	89,284
	P.F. Chang’s China Bistro, Inc. (a)	2,990	166,005
	RARE Hospitality International, Inc. (a)	8,890	247,320
	Scientific Games Corp., Class A (a)	5,950	127,746
	Hotels, Restaurants & Leisure Total		1,888,109
Household Durables – 2.1%
	Tempur-Pedic International, Inc. (a)	46,140	880,813
	Household Durables Total		880,813
Internet & Catalog Retail – 1.1%
	Blue Nile, Inc. (a)	10,620	267,305
	Netflix, Inc. (a)	14,900	172,244
	Internet & Catalog Retail Total		439,549
Leisure Equipment & Products – 0.7%
	Marvel Enterprises, Inc. (a)	15,520	304,192
	Leisure Equipment & Products Total		304,192
Media – 2.9%
	Getty Images, Inc. (a)	4,380	313,389
	Grupo Televisa SA, ADR	7,020	394,383
	XM Satellite Radio Holdings, Inc., Class A (a)	18,270	506,810
	Media Total		1,214,582
Specialty Retail – 4.7%
	Abercrombie & Fitch Co., Class A	5,210	281,079
	Chico’s FAS, Inc. (a)	6,400	164,032
	Children’s Place Retail Stores, Inc. (a)	4,200	156,282
	PETCO Animal Supplies, Inc. (a)	12,280	384,364

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Specialty Retail – (continued)
	PETsMART, Inc.	9,130	243,315
	Urban Outfitters, Inc. (a)	15,723	696,529
	Specialty Retail Total		1,925,601

Textiles, Apparel & Luxury Goods – 0.2%
	Columbia Sportswear Co. (a)	1,600	68,800
	Textiles, Apparel & Luxury Goods Total		68,800
	CONSUMER DISCRETIONARY TOTAL		7,043,079
CONSUMER STAPLES – 1.7%
Food & Staples Retailing – 0.2%
	Whole Foods Market, Inc.	1,060	105,703
	Food & Staples Retailing Total		105,703
Food Products – 1.5%
	Bunge Ltd.	2,020	114,736
	Corn Products International, Inc.	22,950	505,359
	Food Products Total		620,095
	CONSUMER STAPLES TOTAL		725,798
ENERGY – 10.7%
Energy Equipment & Services – 4.4%
	Atwood Oceanics, Inc. (a)	1,950	111,287
	BJ Services Co.	3,070	149,663
	FMC Technologies, Inc. (a)	9,380	284,495
	Nabors Industries Ltd. (a)	5,800	312,446
	National-Oilwell Varco, Inc. (a)	12,870	511,454
	Patterson-UTI Energy, Inc.	6,560	157,243
	Weatherford International Ltd. (a)	5,510	287,346
	Energy Equipment & Services Total		1,813,934
Oil, Gas & Consumable Fuels – 6.3%
	Alpha Natural Resources, Inc. (a)	3,770	87,275
	Arch Coal, Inc.	11,380	504,589
	Cheniere Energy, Inc. (a)	9,180	254,286
	EOG Resources, Inc.	3,720	176,886
	InterOil Corp. (a)	2,800	73,080
	KFx, Inc. (a)	8,810	96,029
	Massey Energy Co.	1,370	49,471
	Peabody Energy Corp.	7,530	329,588
	Range Resources Corp.	12,160	275,424
	Teekay Shipping Corp.	3,940	165,243
	Ultra Petroleum Corp. (a)	3,510	177,185

2

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
	XTO Energy, Inc.	14,130	426,302
	Oil, Gas & Consumable Fuels Total		2,615,358
	ENERGY TOTAL		4,429,292
FINANCIALS – 6.2%
Capital Markets – 2.6%
	Affiliated Managers Group, Inc. (a)	10,510	657,190
	Ameritrade Holding Corp. (a)	15,720	164,746
	E*TRADE Financial Corp. (a)	24,550	272,750
	Capital Markets Total		1,094,686
Commercial Banks – 1.2%
	East West Bancorp, Inc.	1,950	62,634
	Signature Bank (a)	10,500	258,615
	Umpqua Holdings Corp.	7,910	175,760
	Commercial Banks Total		497,009
Consumer Finance – 0.2%
	First Marblehead Corp. (a)	2,541	97,905
	Consumer Finance Total		97,905
Insurance – 1.4%
	Allmerica Financial Corp. (a)	9,880	331,672
	Ambac Financial Group, Inc.	3,720	248,682
	Insurance Total		580,354
Thrifts & Mortgage Finance – 0.8%
	Commercial Capital Bancorp, Inc.	19,630	309,958
	Thrifts & Mortgage Finance Total		309,958
	FINANCIALS TOTAL		2,579,912
HEALTH CARE – 15.0%
Biotechnology – 3.3%
	Alexion Pharmaceuticals, Inc. (a)	8,260	171,312
	Amylin Pharmaceuticals, Inc. (a)	34,390	584,630
	Digene Corp. (a)	13,510	257,365
	Eyetech Pharmaceuticals, Inc. (a)	4,140	95,179
	Neurocrine Biosciences, Inc. (a)	3,400	118,864
	Rigel Pharmaceuticals, Inc. (a)	7,430	127,425
	Biotechnology Total		1,354,775
Health Care Equipment & Supplies – 2.8%
	Kinetic Concepts, Inc. (a)	6,990	429,535
	Nektar Therapeutics (a)	13,610	194,079
	ResMed, Inc. (a)	6,010	373,221
	Varian Medical Systems, Inc. (a)	4,690	158,241
	Health Care Equipment & Supplies Total		1,155,076

3

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Providers & Services – 5.1%
	AmSurg Corp. (a)	2,450	63,431
	Caremark Rx, Inc. (a)	3,980	159,399
	Cerner Corp. (a)	3,000	174,180
	Community Health Systems, Inc. (a)	4,800	174,960
	DaVita, Inc. (a)	10,907	439,552
	HealthExtras, Inc. (a)	35,430	586,366
	Renal Care Group, Inc. (a)	13,410	511,591
	Health Care Providers & Services Total		2,109,479
Pharmaceuticals – 3.8%
	Connetics Corp. (a)	5,900	128,207
	Endo Pharmaceuticals Holdings, Inc. (a)	6,650	132,003
	First Horizon Pharmaceutical Corp. (a)	8,320	150,675
	IVAX Corp. (a)	21,185	400,397
	Medicis Pharmaceutical Corp., Class A	15,560	437,236
	Salix Pharmaceuticals Ltd. (a)	15,590	222,937
	Teva Pharmaceutical Industries Ltd., ADR	4,210	131,520
	Pharmaceuticals Total		1,602,975
	HEALTH CARE TOTAL		6,222,305
INDUSTRIALS – 12.6%
Aerospace & Defense – 1.6%
	BE Aerospace, Inc. (a)	20,900	253,726
	United Defense Industries, Inc.	5,720	423,166
	Aerospace & Defense Total		676,892
Air Freight & Logistics – 1.2%
	C.H. Robinson Worldwide, Inc.	2,500	129,000
	UTI Worldwide, Inc.	5,820	373,295
	Air Freight & Logistics Total		502,295
Commercial Services & Supplies – 1.1%
	ChoicePoint, Inc. (a)	6,166	243,372
	Manpower, Inc.	5,280	203,544
	Commercial Services & Supplies Total		446,916
Construction & Engineering – 1.2%
	Dycom Industries, Inc. (a)	13,120	305,171
	Jacobs Engineering Group, Inc.	3,770	183,637
	Construction & Engineering Total		488,808

4

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Electrical Equipment – 0.3%
	Roper Industries, Inc.	1,550	104,888
	Electrical Equipment Total		104,888
Machinery – 6.3%
	Bucyrus International, Inc., Class A	4,880	190,027
	Donaldson Co., Inc.	24,400	725,900
	Gardner Denver, Inc. (a)	2,277	83,202
	IDEX Corp.	5,340	198,915
	Joy Global, Inc.	14,570	493,486
	Kennametal, Inc.	4,110	186,183
	Terex Corp.	12,680	473,978
	Wabtec Corp.	12,760	255,200
	Machinery Total		2,606,891
Road & Rail – 0.5%
	Landstar System, Inc. (a)	6,500	199,225
	Road & Rail Total		199,225
	INDUSTRIALS TOTAL		5,025,915
INFORMATION TECHNOLOGY – 24.1%
Communications Equipment – 4.0%
	Alvarion Ltd. (a)	11,880	103,712
	Avocent Corp. (a)	4,570	114,890
	Comverse Technology, Inc. (a)	14,070	320,655
	F5 Networks, Inc. (a)	8,350	357,464
	Ixia (a)	17,890	286,419
	SiRF Technology Holdings, Inc. (a)	40,760	465,072
	Communications Equipment Total		1,648,212
Computers & Peripherals – 1.4%
	Overland Storage, Inc. (a)	7,920	83,952
	SanDisk Corp. (a)	16,470	390,339
	Synaptics, Inc. (a)	7,100	128,723
	Computers & Peripherals Total		603,014
Electronic Equipment & Instruments – 0.4%
	Symbol Technologies, Inc.	11,960	159,905
	Electronic Equipment & Instruments Total		159,905
Internet Software & Services – 1.7%
	Ask Jeeves, Inc. (a)	12,600	342,594
	Digital River, Inc. (a)	5,600	148,960
	InfoSpace, Inc. (a)	3,940	122,101
	SupportSoft, Inc. (a)	16,010	76,047
	Internet Software & Services Total		689,702

5

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
IT Services – 2.2%
	Anteon International Corp. (a)	4,020	168,036
	CACI International, Inc., Class A (a)	4,380	272,086
	Cognizant Technology Solutions Corp., Class A (a)	3,320	139,473
	DST Systems, Inc. (a)	2,740	124,396
	Global Payments, Inc.	2,930	189,747
	IT Services Total		893,738
Semiconductors & Semiconductor Equipment – 4.7%
	Advanced Micro Devices, Inc. (a)	19,800	281,754
	Altera Corp. (a)	9,710	201,288
	Broadcom Corp., Class A (a)	6,200	185,442
	Marvell Technology Group Ltd. (a)	9,080	303,998
	Microchip Technology, Inc.	4,370	124,458
	National Semiconductor Corp.	11,630	221,900
	NVIDIA Corp. (a)	6,070	133,176
	Silicon Laboratories, Inc. (a)	14,760	374,904
	Volterra Semiconductor Corp. (a)	12,300	131,241
	Semiconductors & Semiconductor Equipment Total		1,958,161
Software – 9.7%
	Altiris, Inc. (a)	11,090	180,656
	Amdocs Ltd. (a)	13,250	353,907
	Autodesk, Inc.	4,080	129,866
	BMC Software, Inc. (a)	14,830	240,246
	Business Objects SA, ADR (a)	9,870	254,745
	Check Point Software Technologies Ltd. (a)	12,680	265,646
	Epicor Software Corp. (a)	25,000	275,250
	Hyperion Solutions Corp. (a)	3,040	123,637
	Jack Henry & Associates, Inc.	7,410	127,378
	Macromedia, Inc. (a)	8,670	343,419
	Mercury Interactive Corp. (a)	8,690	359,158
	Parametric Technology Corp. (a)	52,350	278,502
	Serena Software, Inc. (a)	11,260	214,278
	Shanda Interactive Entertainment Ltd., ADS (a)	3,670	118,064
	Siebel Systems, Inc. (a)	19,230	173,070
	TIBCO Software, Inc. (a)	18,720	133,661

6

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – (continued)
	VERITAS Software Corp. (a)	22,340	459,980
	Software Total		4,031,463
	INFORMATION TECHNOLOGY TOTAL		9,984,195
MATERIALS – 5.6%
Chemicals – 3.5%
	Airgas, Inc.	12,260	268,739
	Lyondell Chemical Co.	6,550	164,340
	OM Group, Inc. (a)	16,930	371,444
	Potash Corp. of Saskatchewan, Inc.	7,790	655,451
	Chemicals Total		1,459,974
Metals & Mining – 2.1%
	Allegheny Technologies, Inc.	2,710	60,704
	Century Aluminum Co. (a)	5,560	129,548
	Freeport-McMoRan Copper & Gold, Inc., Class B	8,100	280,746
	Inco Ltd. (a)	11,270	402,790
	Metals & Mining Total		873,788
	MATERIALS TOTAL		2,333,762
TELECOMMUNICATION SERVICES – 1.4%
Wireless Telecommunication Services – 1.4%
	Millicom International Cellular SA (a)	8,880	158,153
	Nextel Partners, Inc., Class A (a)	11,040	259,661
	VimpelCom, ADR (a)	4,660	152,475
	Wireless Telecommunication Services Total		570,289
	TELECOMMUNICATION SERVICES TOTAL		570,289

	Total Common Stocks (cost of $38,263,076)		38,914,547

		Par ($)
Short-Term Obligation – 5.3%
	Repurchase agreement with State Street Bank & Trust Co., dated 04/29/05, due 05/02/05 at 2.750%, collateralized by a U.S. Treasury Note maturing 09/30/06, market value of $2,212,936 (repurchase proceeds $2,168,497).	2,168,000	2,168,000

	Total Short-Term Obligation (cost of $2,168,000)		2,168,000

7

Total Investments – 99.2% (cost of $40,431,076)(b)(c)	41,082,547

Other Assets & Liabilities, Net – 0.8%	350,648

Net Assets – 100.0%	41,433,195

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

(a)	Non-income producing security.
(b)	Security purchased on a delayed delivery basis.
(c)	Cost for federal income tax purposes is $40,431,076.
(d)	Unrealized appreciation and depreciation at April 30, 2005, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation

$3,884,299	$(3,232,828)	$651,471

Acronym	Name

ADR	American Depositary Receipt

8

INVESTMENT PORTFOLIO

April 30, 2005 (Unaudited)	CMG International Stock Fund

		Shares	Value ($)*
Common Stocks – 97.0%
CONSUMER DISCRETIONARY – 10.4%
Auto Components – 0.9%
	Continental AG	7,200	530,354
	Denso Corp.	27,900	659,483
	Auto Components Total		1,189,837
Automobiles – 2.2%
	Nissan Motor Co., Ltd.	58,400	576,844
	Renault SA	7,970	667,456
	Toyota Motor Corp.	50,400	1,835,128
	Automobiles Total		3,079,428
Hotels, Restaurants & Leisure – 0.3%
	Carnival Corp.	9,600	469,248
	Hotels, Restaurants & Leisure Total		469,248
Household Durables – 2.9%
	Daiwa House Industry Co., Ltd.	42,000	471,781
	Koninklijke (Royal) Phillips Electronics NV	39,300	980,138
	Matsushita Electric Industrial Co., Ltd.	49,000	718,163
	Pioneer Corp.	24,400	416,857
	Sekisui Chemical Co., Ltd.	60,000	435,237
	Sharp Corp.	44,000	688,510
	Sony Corp.	7,500	276,685
	Household Durables Total		3,987,371
Leisure Equipment & Products – 0.7%
	Fuji Photo Film Co., Ltd.	28,000	927,545
	Leisure Equipment & Products Total		927,545
Media – 2.6%
	JC Decaux SA (a)	18,000	475,090
	Mediaset S.p.A.	49,800	647,652
	News Corp., Class B	20,800	331,136
	Pearson PLC	124,220	1,510,795
	Vivendi Universal SA (a)	20,900	620,829
	Media Total		3,585,502
Textiles, Apparel & Luxury Goods – 0.8%
	Burberry Group PLC	75,986	524,242
	Swatch Group AG, Registered Shares	19,900	521,918
	Textiles, Apparel & Luxury Goods Total		1,046,160
	CONSUMER DISCRETIONARY TOTAL		14,285,091
CONSUMER STAPLES – 10.3%
Beverages – 2.3%
	Diageo PLC	125,710	1,862,038

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Beverages – (continued)
	SABMiller PLC	85,089	1,262,225
	Beverages Total		3,124,263
Food & Staples Retailing – 1.3%
	FamilyMart Co. Ltd.	6,800	211,396
	Lawson, Inc.	5,400	209,700
	Metro AG	13,772	727,312
	Tesco PLC	117,937	696,384
	Food & Staples Retailing Total		1,844,792
Food Products – 3.1%
	Nestle SA, Registered Shares	10,062	2,641,298
	Royal Numico NV (a)	11,600	480,317
	Unilever PLC	113,520	1,081,055
	Food Products Total		4,202,670
Household Products – 2.2%
	Kao Corp.	38,000	874,040
	Reckitt Benckiser PLC	67,968	2,207,964
	Household Products Total		3,082,004
Tobacco – 1.4%
	Imperial Tobacco Group PLC	49,596	1,419,743
	Japan Tobacco, Inc.	37	476,513
	Tobacco Total		1,896,256
	CONSUMER STAPLES TOTAL		14,149,985
ENERGY – 9.3%
Energy Equipment & Services – 0.8%
	Saipem S.p.A.	50,400	629,860
	Stolt Offshore SA (a)	56,200	411,215
	Energy Equipment & Services Total		1,041,075
Oil & Gas – 8.5%
	BG Group PLC	120,001	928,081
	BP PLC, ADR	44,380	2,702,742
	EnCana Corp.	22,000	1,405,473
	ENI S.p.A.	87,230	2,190,437
	Neste Oil Oyj (a)	9,950	222,245
	Norsk Hydro ASA	10,120	797,710
	OMV AG	1,400	430,538
	Shell Transport & Trading Co., PLC	82,700	741,002

2

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
	Total SA	10,330	2,292,093
	Oil & Gas Total		11,710,321
	ENERGY TOTAL		12,751,396
FINANCIALS – 25.9%
Capital Markets – 1.9%
	Credit Suisse Group, Registered Shares	14,400	605,941
	Deutsche Bank AG, Registered Shares	17,329	1,415,689
	Nomura Holdings, Inc.	50,000	635,913
	Capital Markets Total		2,657,543
Commercial Banks – 15.8%
	ABN AMRO Holding NV	34,176	836,326
	Anglo Irish Bank Corp., PLC	63,520	733,126
	Australia & New Zealand Banking Group Ltd.	27,500	465,140
	Banco Bilbao Vizcaya Argentaria SA	54,900	850,301
	Banco de Sabadell SA	23,615	589,920
	Banco Popolare di Verona E Novara	31,300	576,871
	Banco Popular Espanol SA	15,560	969,342
	Bank of Ireland	46,073	693,997
	Barclays PLC	182,890	1,884,691
	BNP Paribas SA	23,037	1,517,749
	DBS Group Holdings Ltd.	86,000	752,638
	DNB NOR ASA	99,000	945,081
	HBOS PLC	38,300	566,329
	HSBC Holdings PLC	131,600	2,104,699
	KBC Groupe SA	4,335	342,981
	Mitsubishi Tokyo Financial Group, Inc.	96	833,934
	Mizuho Financial Group, Inc.	250	1,176,565
	National Bank of Greece SA	16,687	558,807
	Resona Holdings, Inc. (a)	142,000	268,385
	Royal Bank of Scotland Group PLC	64,460	1,945,855
	Skandinaviska Enskilda Banken AB, Class A	33,800	596,324
	Sumitomo Mitsui Financial Group, Inc.	118	762,916
	UniCredito Italiano S.p.A.	121,100	679,382
	United Overseas Bank Ltd.	113,000	989,484
	Commercial Banks Total		21,640,843
Consumer Finance – 1.0%
	Credit Saison Co., Ltd.	20,300	694,944
	ORIX Corp.	2,800	381,795

3

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Consumer Finance – (continued)
	Takefuji Corp.	5,200	329,249
	Consumer Finance Total		1,405,988
Diversified Financial Services – 1.3%
	Fortis	15,553	432,232
	ING Groep NV	36,850	1,010,215
	Suncorp-Metway Ltd.	25,500	393,954
	Diversified Financial Services Total		1,836,401
Insurance – 4.3%
	Aegon NV	95,988	1,203,984
	Allianz AG, Registered Shares	5,032	602,269
	AXA	44,000	1,084,520
	Fuji Fire & Marine Insurance Co., Ltd.	86,000	270,628
	Irish Life & Permanent PLC	24,311	405,536
	Mitsui Sumitomo Insurance Co., Ltd.	82,000	746,694
	QBE Insurance Group Ltd.	31,400	367,681
	Riunione Adriatica di Sicurta S.p.A.	34,242	745,901
	Sampo Oyj, Class A	31,000	432,207
	Insurance Total		5,859,420
Real Estate – 1.6%
	City Developments Ltd.	73,000	308,459
	Sun Hung Kai Properties Ltd.	65,000	624,349
	Swire Pacific Ltd., Class A	105,000	882,313
	Wharf Holdings Ltd.	114,000	381,591
	Real Estate Total		2,196,712
	FINANCIALS TOTAL		35,596,907
HEALTH CARE – 10.4%
Health Care Equipment & Supplies – 1.8%
	GN Store Nord A/S	41,000	428,876
	Smith & Nephew PLC	84,800	873,466
	Synthes, Inc.	6,500	736,835
	Terumo Corp.	12,500	372,230
	Health Care Equipment & Supplies Total		2,411,407
Pharmaceuticals – 8.6%
	Astellas Pharma, Inc.	9,700	352,535
	AstraZeneca PLC	47,800	2,097,023
	Eisai Co., Ltd.	12,400	413,179
	GlaxoSmithKline PLC	113,400	2,855,823
	Novartis AG, Registered Shares	31,670	1,540,589
	Roche Holding AG, Genusschein	5,400	653,044

4

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
	Sanofi-Aventis	18,210	1,612,255
	Schering AG	4,500	296,995
	Shire Pharmaceuticals Group PLC	52,700	547,798
	Takeda Pharmaceutical Co., Ltd.	22,600	1,101,299
	Teva Pharmaceutical Industries Ltd., ADR	12,800	399,872
	Pharmaceuticals Total		11,870,412
	HEALTH CARE TOTAL		14,281,819
INDUSTRIALS – 11.4%
Aerospace / Defense – 0.3%
	Singapore Technologies Engineering Ltd.	307,000	466,018
	Aerospace / Defense Total		466,018
Air Freight & Logistics – 0.3%
	Deutsche Post AG, Registered Shares	16,700	390,951
	Air Freight & Logistics Total		390,951
Building Products – 0.7%
	Nippon Sheet Glass Co., Ltd.	111,000	454,088
	Wienerberger AG	12,266	518,657
	Building Products Total		972,745
Commercial Services & Supplies – 0.5%
	Randstad Holding NV	16,100	655,567
	Commercial Services & Supplies Total		655,567
Construction & Engineering – 1.9%
	Obayashi Corp.	73,000	427,413
	Shimizu Corp.	128,000	608,499
	Vinci SA	10,278	1,543,977
	Construction & Engineering Total		2,579,889
Electrical Equipment – 0.9%
	ABB Ltd. (a)	79,100	491,034
	Mitsubishi Electric Corp.	141,000	747,565
	Electrical Equipment Total		1,238,599
Industrial Conglomerates – 1.9%
	Hutchison Whampoa Ltd.	97,000	869,969
	SembCorp Industries Ltd.	266,000	320,987
	Siemens AG, Registered Shares	6,845	501,695
	Smiths Group PLC	58,425	958,466
	Industrial Conglomerates Total		2,651,117
Machinery – 1.8%
	Atlas Copco AB, Class B (a)	22,900	950,123
	Komatsu Ltd.	110,000	776,932

5

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Machinery – (continued)
	Volvo AB, Class B	18,500	750,250
	Machinery Total		2,477,305
Marine – 0.4%
	Kawasaki Kisen Kaisha Ltd.	78,000	509,462
	Marine Total		509,462
Road & Rail – 1.9%
	Canadian National Railway Co.	12,345	707,485
	Canadian Pacific Railway Ltd.	16,900	589,161
	ComfortDelGro Corp., Ltd.	594,000	633,689
	East Japan Railway Co.	121	630,294
	Road & Rail Total		2,560,629
Trading Companies & Distributors – 0.5%
	Mitsubishi Corp.	54,300	743,912
	Trading Companies & Distributors Total		743,912
Transportation Infrastructure – 0.3%
	BAA PLC	34,040	377,330
	Transportation Infrastructure Total		377,330
	INDUSTRIALS TOTAL		15,623,524
INFORMATION TECHNOLOGY – 5.0%
Communications Equipment – 1.4%
	Nokia Oyj	42,600	680,671
	Tandberg ASA (a)	66,400	677,895
	Telefonaktiebolaget LM Ericsson, ADR	20,500	603,725
	Communications Equipment Total		1,962,291
Computers & Peripherals – 0.5%
	Toshiba Corp.	164,000	672,455
	Computers & Peripherals Total		672,455
Electronic Equipment & Instruments – 0.6%
	HOYA Corp.	4,200	439,364
	TDK Corp.	6,200	434,332
	Electronic Equipment & Instruments Total		873,696
Internet Software & Services – 0.3%
	NIWS Co., Ltd.	125	195,623
	NIWS Co., Ltd., W/I Shares (a)	125	178,810
	Internet Software & Services Total		374,433
Office Electronics – 0.8%
	Canon, Inc.	20,500	1,069,097
	Office Electronics Total		1,069,097

6

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – 0.8%
	Marvell Technology Group Ltd. (a)	10,500	351,540
	Samsung Electronics Co., Ltd.	1,520	697,370
	Semiconductors & Semiconductor Equipment Total		1,048,910
Software – 0.6%
	Sage Group PLC	224,300	840,190
	Software Total		840,190
	INFORMATION TECHNOLOGY TOTAL		6,841,072
MATERIALS – 3.8%
Chemicals – 3.1%
	BASF AG	8,170	528,753
	Novozymes A/S, Class B	8,650	420,512
	Shin-Etsu Chemical Co., Ltd.	15,400	569,796
	Solvay SA	3,600	409,666
	Sumitomo Chemical Co., Ltd.	196,000	1,003,692
	Syngenta AG (a)	8,230	850,992
	Teijin Ltd.	103,000	466,869
	Chemicals Total		4,250,280
Paper & Forest Products – 0.7%
	Stora Enso Oyj, Series R Shares	25,500	338,237
	UPM-Kymmene Oyj	32,700	653,756
	Paper & Forest Products Total		991,993
	MATERIALS TOTAL		5,242,273
TELECOMMUNICATION SERVICES – 5.9%
Diversified Telecommunication Services – 3.4%
	Belgacom SA	13,600	521,682
	BT Group PLC	132,572	506,850
	Deutsche Telekom AG, Registered Shares	49,709	928,831
	France Telecom SA	27,920	817,179
	Koninklijke (Royal) KPN NV	68,294	569,927
	Nippon Telegraph & Telephone Corp.	101	423,036
	Portugal Telecom, SGPS, SA, Registered Shares	44,100	484,055
	Singapore Telecommunications Ltd.	296,000	463,599
	Diversified Telecommunication Services Total		4,715,159
Wireless Telecommunication Services – 2.5%
	NTT DoCoMo, Inc.	267	412,877

7

		Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Wireless Telecommunication Services – (continued)
	Vodafone Group PLC	1,161,350	3,032,905
	Wireless Telecommunication Services Total		3,445,782
	TELECOMMUNICATION SERVICES TOTAL		8,160,941
UTILITIES – 4.6%
Electric Utilities – 2.6%
	E.ON AG	10,198	859,438
	Enel S.p.A.	125,431	1,190,199
	Fortum Oyj	39,800	602,474
	Tokyo Electric Power Co., Inc.	38,400	922,002
	Electric Utilities Total		3,574,113
Gas Utilities – 0.5%
	Tokyo Gas Co., Ltd.	176,000	705,724
	Gas Utilities Total		705,724
Multi - Utilities & Unregulated Power – 1.5%
	National Grid Transco PLC	80,800	795,490
	Veolia Environnement	31,500	1,187,443
	Multi - Utilities & Unregulated Power Total		1,982,933
	UTILITIES TOTAL		6,262,770

	Total Common Stocks (cost of $119,143,817)		133,195,778
Preferred Stocks – 0.5%
CONSUMER DISCRETIONARY – 0.5%
Automobiles – 0.5%
	Porsche AG	1,054	682,077
	Automobiles Total		682,077
	CONSUMER DISCRETIONARY TOTAL		682,077

	Total Preferred Stocks (cost of $672,317)		682,077

		Par ($)
Short-Term Obligation – 2.0%
	Repurchase agreement with State Street Bank & Trust Co., dated 04/29/05, due 05/02/05 at 2.760%, collateralized by a U.S. Treasury Note maturing 09/30/06, market value of $2,761,230 (repurchase proceeds $2,703,619).	2,703,000	2,703,000

	Total Short-Term Obligation (cost of $2,703,000)		2,703,000

8

Value ($)
Total Investments – 99.5% (cost of $122,519,134)(b)	136,580,855

Other Assets & Liabilities, Net – 0.5%	682,285

Net Assets – 100.0%	137,263,140

Notes to Investment Portfolio:

* Security Valuation
Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 2:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at “fair value”, such value is likely to be different from the last quoted market price for the security.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

(a) Non-income producing security.

(b) Cost for federal income tax purpose is $122,519,134.

(c) Unrealized appreciation and depreciation at April 30, 2005 based on cost of investments forfederal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation

$16,548,587	$(2,486,866)	$14,061,721

9

The fund invested in the following countries at April 30,2005:

Summary of Securities by Country	Value ($)	% of Total Investments
United Kingdom	34,323,188	25.1
Japan	29,509,989	21.6
France	11,818,591	8.7
Germany	7,464,364	5.5
Switzerland	7,304,816	5.4
Italy	6,660,303	4.9
Netherlands	5,736,473	4.2
United States**	4,122,511	3.0
Singapore	3,934,874	2.9
Finland	2,929,592	2.1
Sweden	2,900,422	2.1
Hong Kong	2,758,222	2.0
Canada	2,702,119	2.0
Norway	2,420,686	1.8
Spain	2,409,563	1.8
Ireland	1,832,659	1.3
Belgium	1,706,560	1.2
Australia	1,226,775	0.9
Austria	949,195	0.7
Denmark	849,387	0.6
South Korea	697,370	0.5
Greece	558,807	0.4
Portugal	484,054	0.4
Panama	469,248	0.3
Luxembourg	411,215	0.3
Israel	399,872	0.3
	136,580,855	100.0%

**Includes short-term obligation.

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

Acronym	Name

ADR	American Depositary Receipt

10

INVESTMENT PORTFOLIO

April 30, 2005 (Unaudited)	CMG Enhanced S&P 500® Index Fund

		Shares	Value ($)*
Common Stocks – 98.0%
CONSUMER DISCRETIONARY – 10.8%
Automobiles – 0.3%
	Ford Motor Co.	32,700	297,897
	Automobiles Total		297,897
Distributors – 0.1%
	Genuine Parts Co.	2,300	98,670
	Distributors Total		98,670
Hotels, Restaurants & Leisure – 1.6%
	Carnival Corp.	8,800	430,144
	Darden Restaurants, Inc.	3,600	108,000
	International Game Technology	3,600	96,804
	McDonald’s Corp.	25,000	732,750
	Starwood Hotels & Resorts Worldwide, Inc.	1,800	97,812
	Hotels, Restaurants & Leisure Total		1,465,510
Household Durables – 0.8%
	Black & Decker Corp.	1,300	108,719
	Maytag Corp.	6,100	59,109
	Snap-On, Inc.	2,800	92,876
	Stanley Works	10,200	438,906
	Household Durables Total		699,610
Internet & Catalog Retail – 0.4%
	Amazon.com, Inc. (a)	7,700	249,172
	eBay, Inc. (a)	2,700	85,671
	Internet & Catalog Retail Total		334,843
Leisure Equipment & Products – 0.2%
	Hasbro, Inc.	5,800	109,736
	Mattel, Inc.	5,100	92,055
	Leisure Equipment & Products Total		201,791
Media – 3.7%
	Comcast Corp., Class A (a)	28,700	921,557
	Liberty Media Corp., Class A (a)	10,500	105,420
	McGraw-Hill Companies, Inc.	6,400	557,312
	Time Warner, Inc. (a)	63,600	1,069,116
	UnitedGlobalCom, Inc., Class A (a)	47,700	426,915
	Viacom, Inc., Class B	2,500	86,550
	Walt Disney Co.	4,200	110,880
	Media Total		3,277,750
Multiline Retail – 0.6%
	Dillard’s, Inc., Class A	10,800	251,316
	Federated Department Stores, Inc.	1,700	97,750

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Multiline Retail – (continued)
	J.C. Penney Co., Inc.	1,900	90,079
	Target Corp.	2,100	97,461
	Multiline Retail Total		536,606
Specialty Retail – 2.3%
	Barnes & Noble, Inc. (a)	12,900	459,240
	Best Buy Co., Inc.	2,700	135,918
	Gap, Inc.	4,900	104,615
	Home Depot, Inc.	30,400	1,075,248
	Limited Brands, Inc.	8,100	175,689
	Lowe’s Companies, Inc.	2,200	114,642
	Specialty Retail Total		2,065,352
Textiles, Apparel & Luxury Goods – 0.8%
	NIKE, Inc., Class B	7,700	591,437
	V.F. Corp.	1,900	107,521
	Textiles, Apparel & Luxury Goods Total		698,958
	CONSUMER DISCRETIONARY TOTAL		9,676,987
CONSUMER STAPLES – 10.1%
Beverages – 2.1%
	Anheuser-Busch Companies, Inc.	1,900	89,053
	Coca-Cola Co.	29,500	1,281,480
	Molson Coors Brewing Co., Class B	2,500	154,375
	PepsiCo, Inc.	6,800	378,352
	Beverages Total		1,903,260
Food & Staples Retailing – 2.9%
	Albertson’s, Inc.	4,800	94,992
	Costco Wholesale Corp.	13,600	551,888
	Safeway, Inc.	8,400	178,836
	SUPERVALU, Inc.	3,600	113,616
	Wal-Mart Stores, Inc.	34,300	1,616,902
	Food & Staples Retailing Total		2,556,234
Food Products – 1.5%
	Archer-Daniels-Midland Co.	4,200	75,558
	ConAgra Foods, Inc.	3,300	88,275
	H.J. Heinz Co.	15,000	552,750
	Hershey Foods Corp.	2,000	127,800
	Kellogg Co.	2,300	103,385
	Tyson Foods, Inc., Class A	24,400	412,116
	Food Products Total		1,359,884

2

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Household Products – 1.8%
	Clorox Co.	3,900	246,870
	Colgate-Palmolive Co.	2,200	109,538
	Kimberly-Clark Corp.	1,500	93,675
	Procter & Gamble Co.	21,000	1,137,150
	Household Products Total		1,587,233
Personal Products – 0.4%
	Avon Products, Inc.	8,400	336,672
	Personal Products Total		336,672
Tobacco – 1.4%
	Altria Group, Inc.	13,000	844,870
	UST, Inc.	9,600	439,680
	Tobacco Total		1,284,550
	CONSUMER STAPLES TOTAL		9,027,833
ENERGY – 7.9%
Energy Equipment & Services – 1.1%
	Baker Hughes, Inc.	2,500	110,300
	Schlumberger Ltd.	11,500	786,715
	Transocean, Inc. (a)	2,200	102,014
	Energy Equipment & Services Total		999,029
Oil & Gas – 6.8%
	Amerada Hess Corp.	3,600	337,140
	Apache Corp.	2,100	118,209
	ChevronTexaco Corp.	25,900	1,346,800
	ConocoPhillips	1,500	157,275
	El Paso Corp.	10,500	104,895
	Exxon Mobil Corp.	60,900	3,473,127
	Kerr-McGee Corp.	1,400	108,640
	Marathon Oil Corp.	2,500	116,425
	Sunoco, Inc.	1,000	99,260
	Valero Energy Corp.	2,100	143,913
	Williams Companies, Inc.	6,600	112,332
	Oil & Gas Total		6,118,016
	ENERGY TOTAL		7,117,045
FINANCIALS – 19.6%
Capital Markets – 3.5%
	Bank of New York Co., Inc.	12,200	340,868
	Federated Investors, Inc., Class B	17,000	483,650
	Franklin Resources, Inc.	7,600	521,968
	Goldman Sachs Group, Inc.	3,500	373,765
	Mellon Financial Corp.	3,400	94,146

3

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Capital Markets – (continued)
	Merrill Lynch & Co., Inc.	1,700	91,681
	Morgan Stanley	1,800	94,716
	Northern Trust Corp.	11,100	499,833
	State Street Corp.	13,500	624,105
	Capital Markets Total		3,124,732
Commercial Banks – 4.4%
	BB&T Corp.	2,500	98,025
	Commerce Bancorp, Inc.	14,900	417,051
	KeyCorp	2,900	96,164
	M&T Bank Corp.	1,000	103,450
	National City Corp.	18,100	614,676
	North Fork Bancorporation, Inc.	3,650	102,747
	SunTrust Banks, Inc.	2,200	160,226
	U.S. Bancorp	22,100	616,590
	UnionBanCal Corp.	3,400	209,304
	Wachovia Corp.	22,000	1,125,960
	Wells Fargo & Co.	6,900	413,586
	Commercial Banks Total		3,957,779
Consumer Finance – 1.2%
	American Express Co.	5,100	268,770
	Capital One Financial Corp.	7,900	560,031
	MBNA Corp.	8,800	173,800
	SLM Corp.	1,800	85,752
	Consumer Finance Total		1,088,353
Diversified Financial Services – 4.2%
	Citigroup, Inc.	35,500	1,667,080
	JPMorgan Chase & Co.	42,536	1,509,603
	Principal Financial Group, Inc.	14,200	554,936
	Diversified Financial Services Total		3,731,619
Insurance – 5.1%
	AFLAC, Inc.	2,500	101,625
	Ambac Financial Group, Inc.	1,200	80,220
	American International Group, Inc.	18,500	940,725
	Aon Corp.	4,800	100,080
	Chubb Corp.	7,200	588,816
	First American Corp.	13,200	472,560
	Hartford Financial Services Group, Inc.	8,900	644,093
	Lincoln National Corp.	4,100	184,377
	MBIA, Inc.	1,800	94,284

4

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – (continued)
	MetLife, Inc.	6,600	256,740
	Prudential Financial, Inc.	12,200	697,230
	SAFECO Corp.	6,700	352,889
	XL Capital Ltd., Class A	1,300	91,390
	Insurance Total		4,605,029
Real Estate – 0.1%
	Apartment Investment & Management Co., Class A, REIT	2,700	102,924
	Real Estate Total		102,924
Thrifts & Mortgage Finance – 1.1%
	Countrywide Financial Corp.	18,600	673,134
	Fannie Mae	2,500	134,875
	Freddie Mac	1,600	98,432
	Washington Mutual, Inc.	2,300	95,036
	Thrifts & Mortgage Finance Total		1,001,477
	FINANCIALS TOTAL		17,611,913
HEALTH CARE – 14.1%
Biotechnology – 0.7%
	Amgen, Inc. (a)	11,400	663,594
	Biotechnology Total		663,594
Health Care Equipment & Supplies – 1.5%
	Bausch & Lomb, Inc.	1,300	97,500
	Becton, Dickinson & Co.	1,700	99,484
	Medtronic, Inc.	18,400	969,680
	Millipore Corp. (a)	2,100	101,262
	PerkinElmer, Inc.	5,300	98,050
	Health Care Equipment & Supplies Total		1,365,976
Health Care Providers & Services – 3.6%
	AmerisourceBergen Corp.	1,400	85,792
	Cardinal Health, Inc.	11,600	644,612
	Caremark Rx, Inc. (a)	3,100	124,155
	CIGNA Corp.	1,200	110,376
	HCA, Inc.	3,400	189,856
	Humana, Inc. (a)	2,600	90,090
	IMS Health, Inc.	19,200	460,416
	Medco Health Solutions, Inc. (a)	11,010	561,180
	UnitedHealth Group, Inc.	10,100	954,551
	Health Care Providers & Services Total		3,221,028
Pharmaceuticals – 8.3%
	Abbott Laboratories	20,000	983,200
	Allergan, Inc.	1,200	84,468

5

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
	Bristol-Myers Squibb Co.	33,100	860,600
	Eli Lilly & Co.	2,000	116,940
	Johnson & Johnson	31,100	2,134,393
	Merck & Co., Inc.	19,400	657,660
	Pfizer, Inc.	77,900	2,116,543
	Wyeth	10,100	453,894
	Pharmaceuticals Total		7,407,698
	HEALTH CARE TOTAL		12,658,296
INDUSTRIALS – 11.7%
Aerospace/Defense – 1.9%
	Boeing Co.	14,600	868,992
	General Dynamics Corp.	3,300	346,665
	Lockheed Martin Corp.	1,700	103,615
	Raytheon Co.	7,100	267,031
	United Technologies Corp.	1,100	111,892
	Aerospace/Defense Total		1,698,195
Air Freight & Logistics – 1.1%
	FedEx Corp.	1,200	101,940
	Ryder System, Inc.	2,200	81,246
	United Parcel Service, Inc., Class B	11,700	834,327
	Air Freight & Logistics Total		1,017,513
Building Products – 0.1%
	Masco Corp.	3,300	103,917
	Building Products Total		103,917
Commercial Services & Supplies – 1.1%
	Allied Waste Industries, Inc. (a)	13,400	107,066
	Avery Dennison Corp.	1,700	88,995
	Cendant Corp.	30,600	609,246
	Equifax, Inc.	3,600	121,140
	Waste Management, Inc.	3,400	96,866
	Commercial Services & Supplies Total		1,023,313
Electrical Equipment – 0.1%
	Cooper Industries Ltd., Class A	1,300	82,758
	Electrical Equipment Total		82,758
Industrial Conglomerates – 5.8%
	3M Co.	11,900	909,993
	General Electric Co.	81,800	2,961,160
	Textron, Inc.	5,100	384,285

6

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Industrial Conglomerates – (continued)
	Tyco International Ltd.	30,700	961,217
	Industrial Conglomerates Total		5,216,655
Machinery – 0.8%
	Cummins, Inc.	1,400	95,200
	Deere & Co.	1,500	93,810
	Eaton Corp.	6,700	392,955
	Parker Hannifin Corp.	1,600	95,904
	Machinery Total		677,869
Road & Rail – 0.7%
	Norfolk Southern Corp.	2,800	87,920
	Union Pacific Corp.	7,700	492,261
	Road & Rail Total		580,181
Trading Companies & Distributors – 0.1%
	W.W. Grainger, Inc.	1,700	93,993
	Trading Companies & Distributors Total		93,993
	INDUSTRIALS TOTAL		10,494,394
INFORMATION TECHNOLOGY – 14.1%
Communications Equipment – 2.4%
	Avaya, Inc. (a)	32,900	285,572
	Cisco Systems, Inc. (a)	53,500	924,480
	Motorola, Inc.	8,500	130,390
	QUALCOMM, Inc.	22,500	785,025
	Communications Equipment Total		2,125,467
Computers & Peripherals – 3.7%
	Apple Computer, Inc. (a)	9,100	328,146
	Dell, Inc. (a)	15,500	539,865
	EMC Corp. (a)	13,100	171,872
	Hewlett-Packard Co.	32,600	667,322
	International Business Machines Corp.	19,300	1,474,134
	Lexmark International, Inc., Class A (a)	1,300	90,285
	Storage Technology Corp. (a)	3,100	86,180
	Computers & Peripherals Total		3,357,804
Electronic Equipment & Instruments – 0.2%
	Agilent Technologies, Inc. (a)	4,300	89,225
	Jabil Circuit, Inc. (a)	4,300	118,680
	Electronic Equipment & Instruments Total		207,905
Internet Software & Services – 0.3%
	Yahoo!, Inc. (a)	7,700	265,727
	Internet Software & Services Total		265,727

7

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
IT Services – 0.6%
	Affiliated Computer Services, Inc., Class A (a)	1,700	81,039
	Computer Sciences Corp. (a)	10,600	460,888
	IT Services Total		541,927
Office Electronics – 0.1%
	Xerox Corp. (a)	7,000	92,750
	Office Electronics Total		92,750
Semiconductors & Semiconductor Equipment – 3.2%
	Freescale Semiconductor, Inc., Class B (a)	5,959	112,387
	Intel Corp.	71,600	1,684,032
	Linear Technology Corp.	14,300	511,082
	Texas Instruments, Inc.	24,200	604,032
	Semiconductors & Semiconductor Equipment Total		2,911,533
Software – 3.6%
	Adobe Systems, Inc.	7,900	469,813
	Autodesk, Inc. (a)	3,700	117,771
	Citrix Systems, Inc. (a)	4,600	103,500
	Computer Associates International, Inc.	3,600	96,840
	Fair Isaac Corp.	2,500	82,200
	Microsoft Corp.	75,600	1,912,680
	Oracle Corp. (a)	27,600	319,056
	Symantec Corp. (a)	4,700	88,266
	Software Total		3,190,126
	INFORMATION TECHNOLOGY TOTAL		12,693,239
MATERIALS – 2.7%
Chemicals – 1.1%
	Dow Chemical Co.	2,100	96,453
	E.I. du Pont de Nemours & Co.	2,200	103,642
	Eastman Chemical Co.	2,400	129,600
	Monsanto Co.	10,000	586,200
	PPG Industries, Inc.	1,500	101,325
	Chemicals Total		1,017,220
Containers & Packaging – 0.2%
	Ball Corp.	2,300	90,850
	Temple-Inland, Inc.	2,700	91,125
	Containers & Packaging Total		181,975
Metals & Mining – 0.7%
	Phelps Dodge Corp.	5,600	480,760

8

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Metals & Mining – (continued)
	United States Steel Corp.	4,200	179,592
	Metals & Mining Total		660,352
Paper & Forest Products – 0.7%
	Georgia-Pacific Corp.	11,300	387,251
	Louisiana-Pacific Corp.	4,100	100,860
	Weyerhaeuser Co.	1,600	109,776
	Paper & Forest Products Total		597,887
	MATERIALS TOTAL		2,457,434
TELECOMMUNICATION SERVICES – 3.5%
Diversified Telecommunication Services – 3.2%
	ALLTEL Corp.	2,300	131,008
	BellSouth Corp.	32,400	858,276
	SBC Communications, Inc.	46,500	1,106,700
	Sprint Corp.	4,500	100,170
	Verizon Communications, Inc.	18,400	658,720
	Diversified Telecommunication Services Total		2,854,874
Wireless Telecommunication Services – 0.3%
	Nextel Communications, Inc., Class A (a)	8,700	243,513
	Wireless Telecommunication Services Total		243,513
	TELECOMMUNICATION SERVICES TOTAL		3,098,387
UTILITIES – 3.5%
Electric Utilities – 1.9%
	American Electric Power Co., Inc.	14,700	517,734
	Exelon Corp.	2,200	108,900
	PG&E Corp.	11,300	392,336
	TECO Energy, Inc.	21,900	363,759
	TXU Corp.	3,900	334,581
	Electric Utilities Total		1,717,310
Gas Utilities – 0.1%
	Nicor, Inc.	2,500	92,425
	Gas Utilities Total		92,425
Multi-Utilities & Unregulated Power – 1.5%
	Constellation Energy Group	8,600	452,016
	Dominion Resources, Inc.	2,600	196,040
	Duke Energy Corp.	23,500	685,965
	Multi-Utilities & Unregulated Power Total		1,334,021
	UTILITIES TOTAL		3,143,756
	Total Common Stocks (cost of $81,104,970)		87,979,284

9

		Shares	Value ($)
Investment Management Company – 1.6%
	SPDR Trust Series 1	12,100	1,400,575

	Total Investment Management Company (cost of $1,429,329)		1,400,575

		Par ($)

Short-Term Obligation – 0.3%
	Repurchase agreement with State Street Bank & Trust Co., dated 04/29/05, due 05/02/05 at 2.760%, collateralized by a U.S. Treasury Bond maturing 08/15/22, market value of $242,120 (repurchase proceeds $237,055)	237,000	237,000

	Total Short-Term Obligation (cost of $237,000)		237,000

	Total Investments – 99.9% (cost of $82,771,299)(b)(c)		89,616,859

	Other Assets & Liabilities, Net – 0.1%		109,092

	Net Assets – 100.0%		89,725,951

	Notes to Investment Portfolio:

	*Security Valuation

Equity securities and exchange traded funds are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Funds’ shares are determined as of such times.  Foreign currency exchange rates are generally determined at 2:00 p.m. Eastern (U.S.) time.  Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Funds’ net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.  The Funds may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.  If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

10

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $82,771,299.
(c)	Unrealized appreciation and depreciation at March 31, 2005 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$10,112,806	$(3,267,246)	$6,845,560

Acronym	Name

REIT	Real Estate Investment Trust

11

INVESTMENT PORTFOLIO

April 30, 2005 (Unaudited)	CMG Mid Cap Growth Fund

		Shares	Value ($)*
Common Stocks – 91.3%
CONSUMER DISCRETIONARY – 18.8%
Auto Components – 0.4%
	Autoliv, Inc.	1,820	80,535
	Auto Components Total		80,535
Diversified Consumer Services – 0.3%
	Education Management Corp. (a)	2,170	60,760
	Diversified Consumer Services Total		60,760

Hotels, Restaurants & Leisure – 5.2%
	Applebee’s International, Inc.	4,770	118,201
	Brinker International, Inc. (a)	2,670	90,246
	Cheesecake Factory, Inc. (a)	4,930	151,302
	Darden Restaurants, Inc.	2,710	81,300
	Harrah’s Entertainment, Inc.	1,095	71,854
	Hilton Hotels Corp.	6,950	151,718
	International Game Technology	1,200	32,268
	Marriott International, Inc., Class A	1,800	112,950
	Wendy’s International, Inc.	3,030	130,078
	Yum! Brands, Inc.	1,400	65,744
	Hotels, Restaurants & Leisure Total		1,005,661
Household Durables – 3.1%
	Centex Corp.	710	40,981
	D.R. Horton, Inc.	2,423	73,901
	Fortune Brands, Inc.	400	33,832
	Tempur-Pedic International, Inc. (a)	24,140	460,833
	Household Durables Total		609,547
Internet & Catalog Retail – 0.4%
	Netflix, Inc. (a)	6,920	79,995
	Internet & Catalog Retail Total		79,995
Leisure Equipment & Products – 0.7%
	Marvel Enterprises, Inc. (a)	6,540	128,184
	Leisure Equipment & Products Total		128,184
Media – 2.7%
	Grupo Televisa SA, ADR	1,210	67,978
	Lamar Advertising Co., Class A (a)	1,720	64,294
	XM Satellite Radio Holdings, Inc., Class A (a)	13,760	381,702
	Media Total		513,974
Specialty Retail – 4.3%
	Abercrombie & Fitch Co., Class A	1,430	77,149
	Chico’s FAS, Inc. (a)	10,100	258,863

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Specialty Retail – (continued)
	Children’s Place Retail Stores, Inc. (a)	1,970	73,304
	PETCO Animal Supplies, Inc. (a)	1,830	57,279
	PETsMART, Inc.	4,170	111,130
	Urban Outfitters, Inc. (a)	5,510	244,093
	Specialty Retail Total		821,818
Textiles, Apparel & Luxury Goods – 1.7%
	Coach, Inc. (a)	10,530	282,204
	Columbia Sportswear Co. (a)	900	38,700
	Textiles, Apparel & Luxury Goods Total		320,904
	CONSUMER DISCRETIONARY TOTAL		3,621,378
CONSUMER STAPLES – 2.8%
Food & Staples Retailing – 0.4%
	Whole Foods Market, Inc.	850	84,762
	Food & Staples Retailing Total		84,762
Food Products – 2.0%
	Bunge Ltd.	1,800	102,240
	Corn Products International, Inc.	9,610	211,612
	Hershey Foods Corp.	1,130	72,207
	Food Products Total		386,059
Personal Products – 0.4%
	Alberto-Culver Co.	1,620	72,090
	Personal Products Total		72,090
	CONSUMER STAPLES TOTAL		542,911
ENERGY – 9.2%
Energy Equipment & Services – 5.4%
	Baker Hughes, Inc.	2,650	116,918
	BJ Services Co.	1,205	58,744
	Diamond Offshore Drilling, Inc.	2,060	90,867
	FMC Technologies, Inc. (a)	2,470	74,915
	Nabors Industries Ltd. (a)	2,920	157,300
	National-Oilwell Varco, Inc. (a)	3,330	132,334
	Patterson-UTI Energy, Inc.	2,820	67,595
	Smith International, Inc.	2,800	162,904
	Weatherford International Ltd. (a)	3,380	176,267
	Energy Equipment & Services Total		1,037,844
Oil, Gas & Consumable Fuels – 3.8%
	EOG Resources, Inc.	3,340	158,817
	Massey Energy Co.	2,180	78,720
	Peabody Energy Corp.	3,370	147,505

2

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
	Teekay Shipping Corp.	1,650	69,201
	Ultra Petroleum Corp. (a)	1,980	99,950
	XTO Energy, Inc.	5,944	179,331
	Oil, Gas & Consumable Fuels Total		733,524
	ENERGY TOTAL		1,771,368
FINANCIALS – 5.7%
Capital Markets – 2.8%
	Affiliated Managers Group, Inc. (a)	610	38,143
	Ameritrade Holding Corp. (a)	8,240	86,355
	E*TRADE Financial Corp. (a)	18,450	204,980
	Legg Mason, Inc.	2,360	167,230
	T. Rowe Price Group, Inc.	900	49,653
	Capital Markets Total		546,361
Commercial Banks – 1.4%
	North Fork Bancorporation, Inc.	4,680	131,742
	Zions Bancorporation	1,830	128,155
	Commercial Banks Total		259,897
Consumer Finance – 0.3%
	First Marblehead Corp. (a)	1,469	56,600
	Consumer Finance Total		56,600
Diversified Financial Services – 0.4%
	Chicago Mercantile Exchange	390	76,253
	Diversified Financial Services Total		76,253
Insurance – 0.4%
	Ambac Financial Group, Inc.	1,275	85,234
	Insurance Total		85,234
Real Estate – 0.4%
	St. Joe Co.	1,120	77,941
	Real Estate Total		77,941
	FINANCIALS TOTAL		1,102,286
HEALTH CARE – 14.9%
Biotechnology – 2.3%
	Amylin Pharmaceuticals, Inc. (a)	8,630	146,710
	Genzyme Corp. (a)	3,260	191,069
	Neurocrine Biosciences, Inc. (a)	1,600	55,936
	OSI Pharmaceuticals, Inc. (a)	860	40,708
	Biotechnology Total		434,423

3

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Equipment & Supplies – 5.8%
	Beckman Coulter, Inc.	1,250	83,387
	Biomet, Inc.	3,000	116,070
	Cooper Companies, Inc.	1,680	113,484
	DENTSPLY International, Inc.	1,160	63,406
	Fisher Scientific International, Inc.(a)	960	57,005
	Gen-Probe, Inc. (a)	2,320	116,441
	Kinetic Concepts, Inc. (a)	3,770	231,666
	Nektar Therapeutics (a)	4,730	67,450
	ResMed, Inc. (a)	730	45,333
	Thermo Electron Corp. (a)	3,900	97,422
	Varian Medical Systems, Inc.(a)	2,910	98,183
	Waters Corp. (a)	900	35,667
	Health Care Equipment & Supplies Total		1,125,514
Health Care Providers & Services – 4.8%
	Cerner Corp. (a)	1,380	80,123
	Community Health Systems, Inc. (a)	2,905	105,887
	Coventry Health Care, Inc. (a)	1,090	74,589
	DaVita, Inc. (a)	5,207	209,842
	Health Management Associates, Inc., Class A	3,970	98,178
	Laboratory Corp. of America Holdings (a)	1,310	64,845
	Quest Diagnostics, Inc.(b)	910	96,278
	WellPoint, Inc. (a)	1,610	205,677
	Health Care Providers & Services Total		935,419
Pharmaceuticals – 2.0%
	Allergan, Inc.	500	35,195
	Endo Pharmaceuticals Holdings, Inc. (a)	3,690	73,247
	Medicis Pharmaceutical Corp., Class A	5,260	147,806
	Teva Pharmaceutical Industries Ltd., ADR	4,130	129,021
	Pharmaceuticals Total		385,269
	HEALTH CARE TOTAL		2,880,625
INDUSTRIALS – 10.0%
Aerospace & Defense – 1.2%
	Armor Holdings, Inc. (a)	1,000	35,010
	L-3 Communications Holdings, Inc.	2,240	158,973
	Rockwell Collins, Inc.	700	32,116
	Aerospace & Defense Total		226,099

4

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Air Freight & Logistics – 1.3%
	C.H. Robinson Worldwide, Inc.	2,900	149,640
	UTI Worldwide, Inc.	1,500	96,210
	Air Freight & Logistics Total		245,850
Building Products – 0.6%
	Masco Corp.	3,750	118,087
	Building Products Total		118,087
Commercial Services & Supplies – 3.6%
	ChoicePoint, Inc. (a)	4,205	165,971
	Corporate Executive Board Co.	4,325	284,282
	Manpower, Inc.	2,980	114,879
	Robert Half International, Inc.	4,850	120,377
	Commercial Services & Supplies Total		685,509
Construction & Engineering – 1.0%
	Jacobs Engineering Group, Inc.	4,060	197,763
	Construction & Engineering Total		197,763
Machinery – 1.8%
	Joy Global, Inc.	4,760	161,221
	Terex Corp. (a)	5,080	189,891
	Machinery Total		351,112
Road & Rail – 0.5%
	Landstar System, Inc. (a)	3,200	98,080
	Road & Rail Total		98,080
	INDUSTRIALS TOTAL		1,922,500
INFORMATION TECHNOLOGY – 22.0%
Communications Equipment – 2.4%
	Avocent Corp. (a)	2,020	50,783
	Comverse Technology, Inc. (a)	8,390	191,208
	Harris Corp.	3,950	111,390
	Juniper Networks, Inc. (a)	5,130	115,886
	Communications Equipment Total		469,267
Computers & Peripherals – 2.3%
	Apple Computer, Inc. (a)	5,080	183,185
	Network Appliance, Inc. (a)	4,410	117,438
	SanDisk Corp. (a)	4,650	110,205
	Synaptics, Inc. (a)	1,500	27,195
	Computers & Peripherals Total		438,023
Internet Software & Services – 0.7%
	Ask Jeeves, Inc. (a)	2,770	75,316
	VeriSign, Inc. (a)	2,540	67,209
	Internet Software & Services Total		142,525

5

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
IT Services – 1.5%
	Alliance Data Systems Corp. (a)	1,650	66,660
	Cognizant Technology Solutions Corp., Class A (a)	5,270	221,393
	IT Services Total		288,053
Office Electronics – 0.2%
	Zebra Technologies Corp., Class A (a)	900	42,984
	Office Electronics Total		42,984
Semiconductors & Semiconductor Equipment – 7.4%
	Advanced Micro Devices, Inc. (a)	20,030	285,027
	Altera Corp. (a)	4,720	97,846
	Broadcom Corp., Class A (a)	7,330	219,240
	KLA-Tencor Corp.	2,000	78,040
	Linear Technology Corp.	3,360	120,087
	Marvell Technology Group Ltd. (a)	7,800	261,144
	Microchip Technology, Inc.	700	19,936
	National Semiconductor Corp.	3,080	58,766
	NVIDIA Corp. (a)	5,780	126,813
	Silicon Laboratories, Inc. (a)	5,870	149,098
	Semiconductors & Semiconductor Equipment Total		1,415,997
Software – 7.5%
	Amdocs Ltd. (a)	5,350	142,898
	Business Objects SA, ADR (a)	2,440	62,976
	Check Point Software Technologies Ltd. (a)	10,580	221,651
	Citrix Systems, Inc. (a)	8,210	184,725
	Hyperion Solutions Corp. (a)	3,240	131,771
	Macromedia, Inc. (a)	1,490	59,019
	McAfee, Inc. (a)	1,300	27,183
	Mercury Interactive Corp. (a)	5,905	244,054
	Shanda Interactive Entertainment Ltd., ADS (a)	3,650	117,421
	TIBCO Software, Inc. (a)	9,700	69,258
	VERITAS Software Corp. (a)	8,985	185,001
	Software Total		1,445,957
	INFORMATION TECHNOLOGY TOTAL		4,242,806
MATERIALS – 5.4%
Chemicals – 3.0%
	Airgas, Inc.	2,200	48,224
	Lyondell Chemical Co.	5,790	145,271

6

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Chemicals – (continued)
	Potash Corp. of Saskatchewan, Inc.	4,620	388,727
	Chemicals Total		582,222
Metals & Mining – 2.4%
	Allegheny Technologies, Inc.	1,270	28,448
	Freeport-McMoRan Copper & Gold, Inc., Class B	3,430	118,884
	Inco Ltd.	4,350	155,469
	Phelps Dodge Corp.	1,830	157,105
	Metals & Mining Total		459,906
	MATERIALS TOTAL		1,042,128
TELECOMMUNICATION SERVICES – 2.4%
Wireless Telecommunication Services – 2.4%
	American Tower Corp., Class A (a)	5,630	97,005
	Crown Castle International Corp. (a)	7,080	114,201
	Millicom International Cellular SA (a)	4,030	71,774
	Mobile TeleSystems, ADR	1,620	54,432
	SpectraSite, Inc. (a)	1,430	80,266
	VimpelCom, ADR (a)	1,470	48,098
	Wireless Telecommunication Services Total		465,776
	TELECOMMUNICATION SERVICES TOTAL		465,776
UTILITIES – 0.1%
Independent Power Producers & Energy Traders - 0.1%
	AES Corp. (a)	1,100	17,688
	Independent Power Producers & Energy Traders Total		17,688
	UTILITIES TOTAL		17,688

	Total Common Stocks (cost of $16,411,281)		17,609,466

		Par ($)
Short-Term Obligation – 8.0%
	Repurchase agreement with State Street Bank & Trust Co., dated 04/29/05, due 05/02/05 at 2.750%, collateralized by a U.S. Treasury Note maturing 08/15/13, market value of $1,575,188 (repurchase proceeds $1,542,353)	1,542,000	1,542,000

	Total Short-Term Obligation (cost of $1,542,000)		1,542,000

7

Total Investments – 99.3% (cost of $17,953,281)(c)(d)	19,151,466

Other Assets & Liabilities, Net – 0.7%	141,748

Net Assets – 100.0%	19,293,214

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

(a)	Non-income producing security.
(b)	Security purchased on a delayed delivery basis.
(c)	Cost for federal income tax purposes is $17,953,281.
(d)	Unrealized appreciation and depreciation at April 30, 2005, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation

$2,022,989	$(824,804)	$1,198,185

Acronym	Name

ADR	American Depositary Receipt

8

INVESTMENT PORTFOLIO

April 30, 2005 (Unaudited)	CMG Mid Cap Value Fund

		Shares	Value ($)*
Common Stocks – 99.3%
CONSUMER DISCRETIONARY – 10.8%
Auto Components – 1.3%
	BorgWarner, Inc.	2,400	109,728
	Johnson Controls, Inc.	3,200	175,584
	Auto Components Total		285,312
Hotels, Restaurants & Leisure – 1.8%
	Brinker International, Inc. (a)	6,100	206,180
	Harrah’s Entertainment, Inc.	3,000	196,860
	Hotels, Restaurants & Leisure Total		403,040
Leisure Equipment & Products – 0.5%
	Mattel, Inc.	5,750	103,788
	Leisure Equipment & Products Total		103,788
Media – 1.0%
	Knight-Ridder, Inc.	1,800	116,460
	New York Times Co., Class A	3,000	100,080
	Media Total		216,540
Multiline Retail – 3.2%
	Dollar General Corp.	8,000	162,800
	Federated Department Stores, Inc.	3,700	212,750
	J.C. Penney Co., Inc.	3,400	161,194
	May Department Stores Co.	4,500	157,860
	Multiline Retail Total		694,604
Specialty Retail – 2.5%
	Borders Group, Inc.	6,400	154,816
	OfficeMax, Inc.	5,050	164,024
	TJX Companies, Inc.	9,600	217,440
	Specialty Retail Total		536,280
Textiles, Apparel & Luxury Goods – 0.5%
	Reebok International Ltd.	2,700	109,647
	Textiles, Apparel & Luxury Goods Total		109,647
	CONSUMER DISCRETIONARY TOTAL		2,349,211
CONSUMER STAPLES – 4.3%
Beverages – 1.0%
	Pepsi Bottling Group, Inc.	7,700	220,759
	Beverages Total		220,759
Food & Staples Retailing – 0.7%
	Kroger Co. (a)	9,600	151,392
	Food & Staples Retailing Total		151,392
Food Products – 1.4%
	Dean Foods Co. (a)	6,800	233,648

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food Products – (continued)
	Tyson Foods, Inc., Class A	4,200	70,938
	Food Products Total		304,586
Tobacco – 1.2%
	UST, Inc.	5,600	256,480
	Tobacco Total		256,480
	CONSUMER STAPLES TOTAL		933,217
ENERGY – 8.4%
Energy Equipment & Services – 4.1%
	BJ Services Co.	2,850	138,937
	National-Oilwell Varco, Inc. (a)	2,500	99,350
	Noble Corp.	4,750	241,775
	Technip SA, ADR	3,300	140,448
	Transocean, Inc. (a)	3,900	180,843
	Weatherford International Ltd. (a)	1,650	86,048
	Energy Equipment & Services Total		887,401
Oil & Gas – 4.3%
	Amerada Hess Corp.	3,500	327,775
	EOG Resources, Inc.	1,600	76,080
	Murphy Oil Corp.	700	62,363
	Williams Companies, Inc.	8,800	149,776
	XTO Energy, Inc.	10,766	324,810
	Oil & Gas Total		940,804
	ENERGY TOTAL		1,828,205
FINANCIALS – 22.3%
Capital Markets – 1.9%
	Bear Stearns Companies, Inc.	2,300	217,718
	Janus Capital Group, Inc.	14,600	189,654
	Capital Markets Total		407,372
Commercial Banks – 5.0%
	City National Corp.	2,550	179,775
	Cullen/Frost Bankers, Inc.	2,950	127,794
	Marshall & Ilsley Corp.	6,000	255,840
	North Fork Bancorporation, Inc.	6,450	181,567
	TD Banknorth, Inc.	3,332	102,626
	Toronto-Dominion Bank	1,598	63,904
	UnionBanCal Corp.	2,800	172,368
	Commercial Banks Total		1,083,874

2

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Diversified Financial Services – 0.8%
	CIT Group, Inc.	4,500	181,260
	Diversified Financial Services Total		181,260
Insurance – 7.4%
	Ace Ltd.	2,700	115,992
	Ambac Financial Group, Inc.	3,550	237,317
	Cincinnati Financial Corp.	2,533	101,912
	Endurance Specialty Holdings Ltd.	5,400	195,480
	Genworth Financial, Inc., Class A	4,400	122,980
	Hartford Financial Services Group, Inc.	2,700	195,399
	Lincoln National Corp.	3,900	175,383
	Loews Corp.	2,600	184,288
	Nationwide Financial Services, Inc., Class A	3,250	115,148
	Old Republic International Corp.	7,300	172,280
	Insurance Total		1,616,179
Real Estate – 2.6%
	Archstone-Smith Trust, REIT	3,400	122,298
	Equity Office Properties Trust, REIT	6,100	191,967
	Host Marriott Corp., REIT	15,500	260,710
	Real Estate Total		574,975
Thrifts & Mortgage Finance – 4.6%
	Golden West Financial Corp.	5,500	342,815
	PMI Group, Inc.	6,200	217,992
	Sovereign Bancorp, Inc.	10,900	224,213
	Webster Financial Corp.	5,050	229,522
	Thrifts & Mortgage Finance Total		1,014,542
	FINANCIALS TOTAL		4,878,202
HEALTH CARE – 5.8%
Health Care Equipment & Supplies – 1.0%
	Millipore Corp. (a)	2,500	120,550
	Varian, Inc. (a)	3,000	99,510
	Health Care Equipment & Supplies Total		220,060
Health Care Providers & Services – 3.5%
	CIGNA Corp.	1,300	119,574
	Community Health Systems, Inc. (a)	4,100	149,445
	HCA, Inc.	3,800	212,192
	Medco Health Solutions, Inc. (a)	3,500	178,395
	WellPoint, Inc. (a)	900	114,975
	Health Care Providers & Services Total		774,581
Pharmaceuticals – 1.3%
	IVAX Corp. (a)	6,100	115,290

3

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
	Shire Pharmaceuticals Group PLC, ADR	5,400	167,832
	Pharmaceuticals Total		283,122
	HEALTH CARE TOTAL		1,277,763
INDUSTRIALS – 15.8%
Aerospace & Defense – 2.1%
	Goodrich Corp.	6,400	257,920
	Northrop Grumman Corp.	3,500	191,940
	Aerospace & Defense Total		449,860
Building Products – 0.6%
	American Standard Companies, Inc.	2,900	129,659
	Building Products Total		129,659
Commercial Services & Supplies – 3.9%
	Avery Dennison Corp.	2,900	151,815
	Brink’s Co.	6,700	216,142
	Cendant Corp.	7,200	143,352
	Manpower, Inc.	4,800	185,040
	Waste Management, Inc.	5,900	168,091
	Commercial Services & Supplies Total		864,440
Construction & Engineering – 0.5%
	Fluor Corp.	2,100	108,276
	Construction & Engineering Total		108,276
Electrical Equipment – 1.3%
	AMETEK, Inc.	4,900	185,563
	Hubbell, Inc., Class B	2,200	95,590
	Electrical Equipment Total		281,153
Industrial Conglomerates – 1.1%
	Carlisle Companies, Inc.	3,300	237,006
	Industrial Conglomerates Total		237,006
Machinery – 4.1%
	AGCO Corp. (a)	6,300	108,360
	Dover Corp.	4,650	169,074
	Eaton Corp.	1,900	111,435
	Ingersoll-Rand Co., Ltd.,Class A	2,900	222,923
	Kennametal, Inc.	2,900	131,370
	Parker Hannifin Corp.	2,650	158,841
	Machinery Total		902,003
Road & Rail – 1.7%
	Burlington Northern Santa Fe Corp.	4,300	207,475

4

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Road & Rail – (continued)
	Norfolk Southern Corp.	5,300	166,420
	Road & Rail Total		373,895
Trading Companies & Distributors – 0.5%
	United Rentals, Inc. (a)	5,700	104,823
	Trading Companies & Distributors Total		104,823
	INDUSTRIALS TOTAL		3,451,115
INFORMATION TECHNOLOGY – 5.7%
Communications Equipment – 1.0%
	Andrew Corp. (a)	17,100	209,817
	Communications Equipment Total		209,817
Electronic Equipment & Instruments – 4.2%
	Agilent Technologies, Inc. (a)	5,000	103,750
	Amphenol Corp., Class A	6,200	244,528
	Arrow Electronics, Inc. (a)	7,900	192,286
	AVX Corp.	9,000	98,010
	Flextronics International Ltd. (a)	9,000	100,350
	Ingram Micro, Inc., Class A (a)	3,500	58,310
	Mettler-Toledo International, Inc. (a)	2,900	132,965
	Electronic Equipment & Instruments Total		930,199
IT Services – 0.5%
	Affiliated Computer Services, Inc., Class A (a)	2,300	109,641
	IT Services Total		109,641
	INFORMATION TECHNOLOGY TOTAL		1,249,657
MATERIALS – 14.7%
Chemicals – 8.7%
	Agrium, Inc.	9,700	172,660
	Air Products & Chemicals, Inc.	4,800	281,904
	Celanese Corp., Series A (a)	6,200	90,210
	Eastman Chemical Co.	3,100	167,400
	Engelhard Corp.	6,500	199,095
	International Flavors & Fragrances, Inc.	5,900	223,610
	Lubrizol Corp.	5,700	220,989
	Nalco Holding Co. (a)	8,400	151,200
	PPG Industries, Inc.	2,750	185,763
	Rohm and Haas Co.	4,900	213,934
	Chemicals Total		1,906,765
Construction Materials – 0.8%
	Martin Marietta Materials, Inc.	3,200	175,968
	Construction Materials Total		175,968

5

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Containers & Packaging – 2.9%
	Bemis Co., Inc.	5,600	154,336
	Crown Holdings, Inc. (a)	7,500	112,875
	Packaging Corp. of America	9,500	212,705
	Pactiv Corp. (a)	6,400	137,216
	Containers & Packaging Total		617,132
Metals & Mining – 0.5%
	Freeport-McMoRan Copper & Gold, Inc., Class B	3,100	107,446
	Metals & Mining Total		107,446
Paper & Forest Products – 1.8%
	Georgia-Pacific Corp.	6,900	236,463
	MeadWestvaco Corp.	5,500	161,975
	Paper & Forest Products Total		398,438
	MATERIALS TOTAL		3,205,749
TELECOMMUNICATION SERVICES – 1.5%
Wireless Telecommunication Services – 1.5%
	Telephone & Data Systems, Inc.	4,300	331,917
	Wireless Telecommunication Services Total		331,917
	TELECOMMUNICATION SERVICES TOTAL		331,917
UTILITIES – 10.0%
Electric Utilities – 7.0%
	Edison International	6,000	217,800
	Entergy Corp.	4,850	355,505
	Exelon Corp.	6,500	321,750
	FPL Group, Inc.	2,900	118,378
	PG&E Corp.	8,400	291,648
	PPL Corp.	4,250	230,605
	Electric Utilities Total		1,535,686
Gas Utilities – 0.4%
	AGL Resources, Inc.	2,800	96,880
	Gas Utilities Total		96,880
Multi-Utilities & Unregulated Power – 2.6%
	Constellation Energy Group	6,900	362,664
	Energy East Corp.	7,700	200,354
	Multi-Utilities & Unregulated Power Total		563,018
	UTILITIES TOTAL		2,195,584

	Total Common Stocks (cost of $19,027,285)		21,700,620

6

		Shares	Value ($)
Convertible Preferred Stocks – 0.1%
BASIC MATERIALS – 0.1%
Chemicals – 0.1%
	Celanese Corp. 4.250%	900	20,385
	Chemicals Total		20,385
	BASIC MATERIALS TOTAL		20,385

	Total Convertible Preferred Stocks (cost of $22,500)		20,385

		Par ($)
Short-Term Obligation – 0.7%
	Repurchase agreement with State Street Bank & Trust Co., dated 04/29/05, due 05/02/05 at 2.760%, collateralized by a U.S. Treasury Bonds maturing 08/15/29, market value of $166,867(repurchase proceeds $162,037)	162,000	162,000

	Total Short-Term Obligation (cost of $162,000)		162,000

	Total Investments – 100.1% (cost of $19,211,785)(b)(c)		21,883,005

	Other Assets & Liabilities, Net – (0.1)%		(17,694)

	Net Assets – 100.0%		21,865,311

	Notes to Investment Portfolio:
	*

Security Valuation

Equity securities and exchange traded funds are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

	(a)	Non-income producing security.
	(b)	Cost for federal income tax purposes is $19,211,785.
	(c)	Unrealized appreciation and depreciation at April 30, 2005, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation

$3,134,833	$(463,613)	$2,671,220

Acronym	Name

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

7

INVESTMENT PORTFOLIO

April 30, 2005 (Unaudited)	CMG Small Cap Growth Fund

		Shares	Value ($)*
Common Stocks – 98.1%
CONSUMER DISCRETIONARY – 16.8%
Hotels, Restaurants & Leisure – 3.2%
	Gaylord Entertainment Co. (a)	9,600	384,000
	Pinnacle Entertainment, Inc. (a)	20,500	310,780
	Scientific Games Corp., Class A (a)	16,600	356,402
	Hotels, Restaurants & Leisure Total		1,051,182
Leisure Equipment & Products – 1.4%
	Marvel Enterprises, Inc. (a)	23,100	452,760
	Leisure Equipment & Products Total		452,760
Media – 4.8%
	Cumulus Media, Inc., Class A (a)	21,800	282,964
	Lin TV Corp., Class A (a)	15,800	246,322
	Lions Gate Entertainment Corp. (a)	33,900	327,474
	Radio One, Inc., Class D (a)	19,800	258,786
	Sinclair Broadcast Group, Inc., Class A	36,100	276,526
	TiVo, Inc. (a)	29,900	168,337
	Media Total		1,560,409
Multiline Retail – 0.5%
	Fred’s, Inc.	10,500	151,620
	Multiline Retail Total		151,620
Specialty Retail – 5.0%
	Bombay Co., Inc. (a)	41,000	161,950
	Cost Plus, Inc. (a)	10,500	243,495
	Design Within Reach, Inc. (a)	14,800	226,144
	Jarden Corp. (a)	13,450	600,812
	Pacific Sunwear of California, Inc. (a)	10,100	228,361
	Party City Corp. (a)	13,200	191,004
	Specialty Retail Total		1,651,766
Textiles, Apparel & Luxury Goods – 1.9%
	Ashworth, Inc. (a)	13,600	149,464
	Carter’s, Inc. (a)	6,000	226,320
	Jos. A. Bank Clothiers, Inc. (a)	7,800	255,840
	Textiles, Apparel & Luxury Goods Total		631,624
	CONSUMER DISCRETIONARY TOTAL		5,499,361
ENERGY – 6.3%
Energy Equipment & Services – 2.0%
	Dawson Geophysical Co. (a)	9,300	186,465
	Maverick Tube Corp. (a)	7,400	215,266
	Unit Corp. (a)	6,800	260,848
	Energy Equipment & Services Total		662,579

1

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil & Gas – 4.3%
	Edge Petroleum Corp. (a)	13,400	187,801
	Energy Partners Ltd. (a)	5,500	125,730
	InterOil Corp. (a)	5,300	138,330
	Mission Resources Corp. (a)	35,100	240,786
	Pioneer Drilling Co. (a)	17,200	226,868
	Spinnaker Exploration Co. (a)	5,800	185,658
	Western Gas Resources, Inc.	8,400	280,644
	Oil & Gas Total		1,385,817
	ENERGY TOTAL		2,048,396
FINANCIALS – 10.2%
Capital Markets – 1.0%
	Jefferies Group, Inc.	9,100	329,420
	Capital Markets Total		329,420
Commercial Banks – 3.4%
	Boston Private Financial Holdings, Inc.	11,200	250,208
	East West Bancorp, Inc.	8,000	256,960
	Mercantile Bank Corp.	7,080	280,368
	Prosperity Bancshares, Inc.	13,000	332,150
	Commercial Banks Total		1,119,686
Diversified Financial Services – 2.1%
	ACE Cash Express, Inc. (a)	8,200	180,400
	Greenhill & Co., Inc.	9,700	305,550
	National Financial Partners Corp.	5,400	206,496
	Diversified Financial Services Total		692,446
Insurance – 2.2%
	Infinity Property & Casualty Corp.	13,300	431,585
	Philadelphia Consolidated Holding Co. (a)	3,700	277,500
	Insurance Total		709,085
Real Estate – 0.8%
	HouseValues, Inc. (a)	20,100	261,501
	Real Estate Total		261,501
Thrifts & Mortgage Finance – 0.7%
	Commercial Capital Bancorp, Inc.	13,833	218,423
	Thrifts & Mortgage Finance Total		218,423
	FINANCIALS TOTAL		3,330,561
HEALTH CARE – 20.0%
Biotechnology – 5.3%
	Cell Therapeutics, Inc. (a)	17,200	66,220

2

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Biotechnology – (continued)
	Cytogen Corp. (a)	20,700	77,418
	Enzo Biochem, Inc. (a)	13,600	185,232
	Exact Sciences Corp. (a)	23,300	64,541
	NeoPharm, Inc. (a)	26,921	224,790
	Neurocrine Biosciences, Inc. (a)	6,600	230,736
	Protein Design Labs, Inc. (a)	16,600	296,808
	QLT, Inc. (a)	22,000	235,840
	Telik, Inc. (a)	20,700	335,340
	Biotechnology Total		1,716,925
Health Care Equipment & Supplies – 5.0%
	Conceptus, Inc. (a)	19,300	117,923
	Integra LifeSciences Holdings Corp. (a)	9,400	333,042
	Medical Action Industries, Inc. (a)	19,200	342,336
	Nektar Therapeutics (a)	16,500	235,290
	Palomar Medical Technologies, Inc. (a)	5,300	118,720
	SonoSite, Inc. (a)	11,600	337,618
	Syneron Medical Ltd. (a)	5,100	147,900
	Health Care Equipment & Supplies Total		1,632,829
Health Care Providers & Services – 3.9%
	Advisory Board Co. (a)	9,500	386,650
	America Service Group, Inc. (a)	8,916	202,572
	American Retirement Corp. (a)	2,600	38,584
	Hythiam, Inc. (a)	15,200	113,848
	Isolagen, Inc. (a)	21,800	105,730
	LifePoint Hospitals, Inc. (a)	6,800	302,260
	U.S. Physical Therapy, Inc. (a)	8,300	119,769
	Health Care Providers & Services Total		1,269,413
Pharmaceuticals – 5.8%
	Advancis Pharmaceutical Corp. (a)	20,300	87,493
	BioSante Pharmaceuticals, Inc. (a)	16,300	63,407
	Bone Care International, Inc. (a)	12,200	314,882
	Caraco Pharmaceutical Laboratories Ltd. (a)	6,900	57,339
	DepoMed, Inc. (a)	43,500	168,780
	DOV Pharmaceutical, Inc. (a)	16,700	260,186
	Neurochem, Inc. (a)	17,600	127,600
	Noven Pharmaceuticals, Inc. (a)	14,500	241,135
	Renovis, Inc. (a)	17,100	122,265
	Salix Pharmaceuticals Ltd. (a)	18,050	258,115

3

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
	Taro Pharmaceuticals Industries Ltd. (a)	6,800	197,608
	Pharmaceuticals Total		1,898,810
	HEALTH CARE TOTAL		6,517,977
INDUSTRIALS – 13.1%
Aerospace & Defense – 1.4%
	DRS Technologies, Inc. (a)	10,200	451,350
	Aerospace & Defense Total		451,350
Air Freight & Logistics – 1.7%
	EGL, Inc. (a)	12,300	239,973
	UTI Worldwide, Inc.	4,800	307,872
	Air Freight & Logistics Total		547,845
Commercial Services & Supplies – 5.0%
	Corporate Executive Board Co.	5,000	328,650
	Educate, Inc. (a)	21,800	261,600
	Intersections, Inc. (a)	11,800	101,834
	Laureate Education, Inc. (a)	6,800	302,056
	MDC Partners, Inc., Class A (a)	21,800	200,560
	Navigant Consulting, Inc. (a)	10,700	251,129
	NCO Group, Inc. (a)	9,900	184,437
	Commercial Services & Supplies Total		1,630,266
Electrical Equipment – 0.6%
	Plug Power, Inc. (a)	35,700	198,135
	Electrical Equipment Total		198,135
Machinery – 2.3%
	Cuno, Inc. (a)	7,700	390,544
	RAE Systems, Inc. (a)	17,400	48,720
	Wabash National Corp.	12,300	313,650
	Machinery Total		752,914
Road & Rail – 1.7%
	Genesee & Wyoming, Inc., Class A (a)	12,082	289,726
	Heartland Express, Inc.	14,350	266,049
	Road & Rail Total		555,775

4

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Trading Companies & Distributors – 0.4%
	Aceto Corp.	22,800	153,900
	Trading Companies & Distributors Total		153,900
	INDUSTRIALS TOTAL		4,290,185
INFORMATION TECHNOLOGY – 29.2%
Communications Equipment – 3.6%
	Audiovox Corp., Class A (a)	12,600	172,116
	Finisar Corp. (a)	61,600	77,616
	Foundry Networks, Inc. (a)	26,200	220,080
	Inter-Tel, Inc.	12,821	244,112
	NICE Systems Ltd., ADR (a)	9,400	330,598
	NMS Communications Corp. (a)	45,600	145,008
	Communications Equipment Total		1,189,530
Computers & Peripherals – 1.3%
	Applied Films Corp. (a)	10,900	260,619
	SimpleTech, Inc. (a)	48,000	179,040
	Computers & Peripherals Total		439,659
Electronic Equipment & Instruments – 3.2%
	Anixter International, Inc. (a)	7,000	258,440
	Global Imaging Systems, Inc. (a)	10,000	346,900
	Itron, Inc. (a)	7,100	256,097
	Photon Dynamics, Inc. (a)	9,500	183,825
	Electronic Equipment & Instruments Total		1,045,262
Internet Software & Services – 3.2%
	Corillian Corp. (a)	60,200	184,814
	Digital River, Inc. (a)	7,500	199,500
	Digitas, Inc. (a)	36,800	366,896
	Equinix, Inc. (a)	6,500	227,370
	TeleCommunication Systems, Inc., Class A (a)	29,800	73,904
	Internet Software & Services Total		1,052,484
IT Services – 1.9%
	MAXIMUS, Inc.	8,100	248,670
	MTC Technologies, Inc. (a)	12,000	363,840
	IT Services Total		612,510
Semiconductors & Semiconductor Equipment – 9.0%
	Brooks Automation, Inc. (a)	23,000	295,780
	Cascade Microtech, Inc. (a)	4,900	52,871
	Cypress Semiconductor Corp. (a)	22,300	267,377
	DSP Group, Inc. (a)	7,500	180,750
	Entegris, Inc. (a)	37,200	320,292

5

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – (continued)
	FEI Co. (a)	13,500	243,405
	Integrated Circuit Systems, Inc. (a)	7,700	140,679
	IXYS Corp. (a)	33,100	336,296
	Leadis Technology, Inc. (a)	17,200	96,320
	Mykrolis Corp. (a)	17,600	224,400
	Silicon Image, Inc. (a)	17,100	172,197
	Silicon Storage Technology, Inc. (a)	33,600	88,032
	Ultratech, Inc. (a)	18,300	291,336
	Zoran Corp. (a)	20,800	220,064
	Semiconductors & Semiconductor Equipment Total		2,929,799
Software – 7.0%
	Captiva Software Corp. (a)	23,200	286,520
	Epicor Software Corp. (a)	21,000	231,210
	FileNET Corp. (a)	8,100	214,650
	Magma Design Automation, Inc. (a)	27,500	168,850
	Manhattan Associates, Inc. (a)	13,700	258,656
	Micromuse, Inc. (a)	65,100	336,567
	OpenTV Corp., Class A (a)	76,100	165,898
	ScanSoft, Inc. (a)	40,500	162,810
	SeaChange International, Inc. (a)	16,600	171,063
	Verint Systems, Inc. (a)	5,000	159,100
	Verity, Inc. (a)	14,900	122,180
	Software Total		2,277,504
	INFORMATION TECHNOLOGY TOTAL		9,546,748
MATERIALS – 2.5%
Chemicals – 2.0%
	Landec Corp. (a)	32,400	207,360
	UAP Holding Corp. (a)	22,900	329,531
	Zoltek Cos., Inc. (a)	9,500	120,365
	Chemicals Total		657,256
Metals & Mining – 0.5%
	AMCOL International Corp.	8,400	160,524
	Metals & Mining Total		160,524
	MATERIALS TOTAL		817,780
	Total Common Stocks (cost of $31,791,023)		32,051,008

6

				Par ($)	Value ($)
Short-Term Obligation – 2.0%
	Repurchase agreement with State Street Bank & Trust Co., dated 04/29/05, due 05/02/05 at 2.760%, collateralized by a U.S. Treasury Bond maturing 08/15/22, market value of $660,792(repurchase proceeds $647,149)			647,000	647,000

	Total Short-Term Obligation (cost of $647,000)				647,000

	Total Investments – 100.1% (cost of $32,438,023)(b)(c)				32,698,008

	Other Assets & Liabilities, Net – (0.1)%				(43,645)

	Net Assets – 100.0%				32,654,363

	Notes to Investment Portfolio:

	*

Security Valuation

Equity securities and exchange traded funds are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

	(a)			Non-income producing security.

	(b)			Cost for federal income tax purposes is $32,438,023.

	(c)			Unrealized appreciation and depreciation at April 30, 2005 based on cost of investments for federal income tax purposes was:

		Unrealized	Unrealized	Net Unrealized
		Appreciation	Depreciation	Appreciation
		$5,272,474	$(5,012,489)	$259,985

	Acronym		Name
	ADR		American Depositary Receipt

7

INVESTMENT PORTFOLIO
April 30, 2005 (Unaudited)	CMG Small Cap Value Fund

		Shares	Value ($)*
Common Stocks – 98.5%
CONSUMER DISCRETIONARY – 12.4%
Auto Components – 0.9%
	BorgWarner, Inc.	4,000	182,880
	Modine Manufacturing Co.	3,000	81,240
	Standard Motor Products, Inc.	5,400	49,032
	Auto Components Total		313,152

Distributors – 0.6%
	Building Material Holding Corp.	4,000	219,760
	Distributors Total		219,760

Hotels, Restaurants & Leisure – 3.6%
	Bally Total Fitness Holding Corp. (a)	10,600	33,708
	Bob Evans Farms, Inc.	3,861	78,765
	Buca, Inc. (a)	9,400	41,642
	Dave & Buster’s, Inc. (a)	8,000	134,800
	Landry’s Restaurants, Inc.	6,500	169,000
	Lone Star Steakhouse & Saloon, Inc.	8,700	246,645
	Marcus Corp.	8,200	157,030
	Scientific Games Corp., Class A (a)	12,100	259,787
	Total Entertainment Restaurant Corp. (a)	4,200	45,990
	Vail Resorts, Inc. (a)	2,600	67,262
	Hotels, Restaurants & Leisure Total		1,234,629

Household Durables – 1.2%
	American Greetings Corp., Class A	6,500	147,225
	CSS Industries, Inc.	4,200	136,374
	Kimball International, Inc., Class B	8,800	100,232
	Russ Berrie & Co., Inc.	2,400	31,032
	Household Durables Total		414,863

Leisure Equipment & Products – 0.2%
	Action Performance Companies, Inc.	7,100	75,189
	Leisure Equipment & Products Total		75,189

Media – 1.7%
	4Kids Entertainment, Inc. (a)	7,800	157,248
	Journal Communications, Inc., Class A	5,500	84,700
	Liberty Corp.	3,900	141,414
	Media General, Inc., Class A	2,200	134,816
	Readers Digest Association, Inc.	2,000	34,000
	Scholastic Corp. (a)	800	27,880
		Media Total	580,058

Specialty Retail – 2.2%
	GameStop Corp., Class A (a)	9,400	231,334

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Specialty Retail – (continued)
	Goody’s Family Clothing, Inc.	11,400	94,050
	Monro Muffler, Inc. (a)	8,620	220,672
	Movie Gallery, Inc.	2,800	75,684
	Pier 1 Imports, Inc.	6,400	92,928
	TBC Corp. (a)	2,400	62,784
	Specialty Retail Total		777,452

Textiles, Apparel & Luxury Goods – 2.0%
	Culp, Inc. (a)	2,500	11,750
	Delta Apparel, Inc.	2,400	63,480
	Hampshire Group Ltd. (a)	4,800	192,096
	Kellwood Co.	5,900	150,686
	Russell Corp.	6,400	112,064
	Stride Rite Corp.	8,200	100,040
	Tandy Brands Accessories, Inc.	5,700	79,515
	Textiles, Apparel & Luxury Goods Total		709,631
	CONSUMER DISCRETIONARY TOTAL		4,324,734

CONSUMER STAPLES – 2.9%
Food & Staples Retailing – 0.7%
	BJ’s Wholesale Club, Inc. (a)	3,700	98,605
	Performance Food Group Co. (a)	1,200	32,268
	Weis Markets, Inc.	2,500	94,750
	Food & Staples Retailing Total		225,623

Food Products – 2.2%
	Central Garden & Pet Co. (a)	1,900	79,021
	Corn Products International, Inc.	13,400	295,068
	J&J Snack Foods Corp.	1,100	53,845
	John B. Sanfilippo & Son, Inc. (a)	3,800	85,348
	Lance, Inc.	7,100	117,008
	M&F Worldwide Corp. (a)	6,700	85,425
	Omega Protein Corp. (a)	9,100	54,873
	Food Products Total		770,588
	CONSUMER STAPLES TOTAL		996,211

ENERGY – 6.8%
Energy Equipment & Services – 2.3%
	Gulf Island Fabrication, Inc.	4,200	88,368
	Lufkin Industries, Inc.	11,000	323,620
	Universal Compression Holdings, Inc. (a)	4,900	171,990

2

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Energy Equipment & Services – (continued)
	Willbros Group, Inc. (a)	12,000	205,920
	Energy Equipment & Services Total		789,898

Oil & Gas – 4.5%
	Bill Barrett Corp. (a)	1,700	45,288
	Carrizo Oil & Gas, Inc. (a)	9,100	150,423
	Cimarex Energy Co. (a)	3,200	113,600
	Energy Partners Ltd. (a)	7,700	176,022
	Harvest Natural Resources, Inc. (a)	11,400	123,006
	InterOil Corp. (a)	3,400	88,740
	Magnum Hunter Resources, Inc. (a)	9,700	139,971
	Range Resources Corp.	8,100	183,465
	Stone Energy Corp. (a)	4,800	215,712
	Tel Offshore Trust	140	1,029
	Western Gas Resources, Inc.	6,700	223,847
	Whiting Petroleum Corp. (a)	3,700	111,999
	Oil & Gas Total		1,573,102
	ENERGY TOTAL		2,363,000

FINANCIALS – 26.6%
Capital Markets – 0.3%
	Piper Jaffray Companies, Inc. (a)	3,300	91,245
	Capital Markets Total		91,245

Commercial Banks – 11.1%
	BancFirst Corp.	800	56,392
	BancorpSouth, Inc.	6,100	129,137
	BancTrust Financial Group, Inc.	4,300	81,227
	Bank of Granite Corp.	5,900	103,073
	Bryn Mawr Bank Corp.	7,400	141,118
	Capitol Bancorp Ltd.	6,200	189,906
	Chemical Financial Corp.	5,975	179,011
	Chittenden Corp.	8,250	207,157
	Columbia Banking System, Inc.	4,900	115,003
	Community Trust Bancorp, Inc.	4,036	121,282
	Corus Bankshares, Inc.	5,500	268,565
	First Citizens BancShares, Inc., Class A	900	115,668
	First Financial Bankshares, Inc.	3,050	124,745
	First Financial Corp.	4,300	114,466
	Greater Bay Bancorp	5,000	125,800
	Hancock Holding Co.	2,800	83,496
	ITLA Capital Corp. (a)	2,900	133,110
	MASSBANK Corp.	1,200	42,240

3

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
	Merchants Bancshares, Inc.	5,000	133,600
	Mid-State Bancshares	8,500	207,230
	Northrim BanCorp, Inc.	4,500	110,250
	Riggs National Corp.	4,600	89,838
	Sterling Bancshares, Inc.	14,300	192,049
	TriCo Bancshares	14,200	270,794
	UMB Financial Corp.	3,900	211,107
	Whitney Holding Corp.	4,300	194,661
	Wintrust Financial Corp.	2,500	114,775
	Commercial Banks Total		3,855,700

Consumer Finance – 0.4%
	Cash America International, Inc.	10,800	160,380
	Consumer Finance Total		160,380

Diversified Financial Services – 1.8%
	Advance America Cash Advance Centers, Inc.	5,500	76,615
	Metris Companies, Inc. (a)	18,300	221,796
	MFC Bancorp Ltd.	14,700	254,898
	QC Holdings, Inc. (a)	5,000	64,800
	Diversified Financial Services Total		618,109

Insurance – 5.7%
	AmerUs Group Co.	2,400	112,824
	Baldwin & Lyons, Inc., Class B	4,300	107,285
	CNA Surety Corp. (a)	9,200	120,888
	Commerce Group, Inc.	1,700	100,436
	Delphi Financial Group, Inc., Class A	5,500	228,360
	Harleysville Group, Inc.	7,100	147,609
	Horace Mann Educators Corp.	7,100	116,298
	Kansas City Life Insurance Co.	700	31,983
	Navigators Group, Inc. (a)	6,800	217,600
	Phoenix Companies, Inc.	15,300	173,349
	ProCentury Corp.	12,900	140,610
	Quanta Capital Holdings Ltd. (a)	12,300	98,400
	RLI Corp.	4,500	193,050
	UICI	2,400	55,728
	United America Indemnity Ltd., Class A (a)	8,100	145,962
	Insurance Total		1,990,382

4

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Real Estate – 7.3%
	Alexandria Real Estate Equities, Inc., REIT	3,000	206,460
	BioMed Realty Trust, Inc., REIT	10,000	202,000
	Boykin Lodging Co., REIT (a)	12,000	116,880
	Brandywine Realty Trust, REIT	4,800	135,840
	EastGroup Properties, Inc., REIT	5,500	206,250
	Equity One, Inc., REIT	7,000	146,580
	First Potomac Realty Trust, REIT	6,300	141,183
	Getty Realty Corp., REIT	5,000	126,150
	Gladstone Commercial Corp., REIT	5,700	94,050
	Mid-America Apartment Communities, Inc., REIT	5,600	214,088
	Monmouth Real Estate Investment Corp., Class A, REIT	9,500	79,895
	Nationwide Health Properties, Inc., REIT	9,200	197,156
	PS Business Parks, Inc., REIT	6,100	246,196
	Tanger Factory Outlet Centers, Inc., REIT	6,500	150,540
	U-Store-It Trust, REIT	4,400	76,912
	Universal Health Realty Income Trust, REIT	3,300	108,075
	Urstadt Biddle Properties, Inc., Class A, REIT	6,800	101,184
	Real Estate Total		2,549,439
	FINANCIALS TOTAL		9,265,255

HEALTH CARE – 8.6%
Health Care Equipment & Supplies – 1.6%
	Haemonetics Corp. (a)	3,300	141,141
	Invacare Corp.	2,500	102,400
	STERIS Corp. (a)	6,600	156,288
	Sybron Dental Specialties, Inc. (a)	900	33,525
	Viasys Healthcare, Inc. (a)	500	10,620
	Wilson Greatbatch Technologies, Inc. (a)	6,600	126,588
	Health Care Equipment & Supplies Total		570,562

Health Care Providers & Services – 6.3%
	BioScrip, Inc. (a)	10,924	61,065
	Capital Senior Living Corp. (a)	2,300	13,616
	Cross Country Healthcare, Inc. (a)	6,800	109,548
	Genesis HealthCare Corp. (a)	5,400	215,460
	Gentiva Health Services, Inc. (a)	9,400	184,052
	Hooper Holmes, Inc.	17,500	64,050
	Kindred Healthcare, Inc. (a)	7,900	259,910

5

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Providers & Services – (continued)
	OCA, Inc. (a)	14,200	57,652
	Owens & Minor, Inc.	4,900	142,149
	PAREXEL International Corp. (a)	8,600	156,778
	Pediatrix Medical Group, Inc. (a)	4,600	313,214
	RehabCare Group, Inc. (a)	4,300	129,086
	Res-Care, Inc. (a)	5,100	72,879
	Stewart Enterprises, Inc., Class A	22,500	121,500
	Symbion, Inc. (a)	6,200	131,936
	United Surgical Partners International, Inc. (a)	3,300	146,025
	Health Care Providers & Services Total		2,178,920

Pharmaceuticals – 0.7%
	Bradley Pharmaceuticals, Inc. (a)	6,700	59,898
	Perrigo Co.	10,300	188,696
	Pharmaceuticals Total		248,594
	HEALTH CARE TOTAL		2,998,076

INDUSTRIALS – 17.7%
Aerospace & Defense – 2.8%
	AAR Corp. (a)	9,835	144,870
	Esterline Technologies Corp. (a)	6,800	219,776
	Herley Industries, Inc. (a)	2,600	47,138
	Kaman Corp., Class A	8,500	109,480
	Ladish Co., Inc. (a)	10,600	127,730
	Precision Castparts Corp.	4,200	309,372
	Aerospace & Defense Total		958,366

Air Freight & Logistics – 0.6%
	HUB Group, Inc., Class A (a)	1,311	72,105
	Ryder System, Inc.	4,200	155,106
	Air Freight & Logistics Total		227,211

Airlines – 0.5%
	MAIR Holdings, Inc. (a)	5,300	47,806
	Skywest, Inc.	7,400	133,792
	Airlines Total		181,598

Building Products – 0.5%
	NCI Building Systems, Inc. (a)	5,400	175,068
	Building Products Total		175,068

Commercial Services & Supplies – 4.4%
	ABM Industries, Inc.	7,200	130,824

6

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Commercial Service & Supplies – (continued)
	Angelica Corp.	4,000	107,920
	Casella Waste Systems, Inc., Class A (a)	15,700	185,103
	Century Business Services, Inc. (a)	9,242	32,902
	Consolidated Graphics, Inc. (a)	6,900	316,710
	Electro Rent Corp. (a)	3,100	37,324
	Healthcare Services Group, Inc.	8,850	223,462
	Imagistics International, Inc. (a)	7,600	204,060
	NCO Group, Inc. (a)	5,000	93,150
	Sourcecorp, Inc. (a)	5,000	89,250
	TeleTech Holdings, Inc. (a)	11,600	121,800
	Commercial Services & Supplies Total		1,542,505

Construction & Engineering – 1.6%
	Comfort Systems USA, Inc. (a)	16,100	114,954
	Dycom Industries, Inc. (a)	6,900	160,494
	EMCOR Group, Inc. (a)	2,300	102,764
	Washington Group International, Inc. (a)	4,600	190,578
	Construction & Engineering Total		568,790

Electrical Equipment – 1.4%
	C&D Technologies, Inc.	5,100	35,853
	Genlyte Group, Inc. (a)	2,600	206,284
	Powell Industries, Inc. (a)	3,300	59,697
	Woodward Governor Co.	2,600	183,456
	Electrical Equipment Total		485,290

Machinery – 3.1%
	Alamo Group, Inc.	3,400	65,110
	Briggs & Stratton Corp.	5,100	165,087
	EnPro Industries, Inc. (a)	7,400	186,110
	Harsco Corp.	5,500	295,075
	Kadant, Inc. (a)	8,900	153,080
	Robbins & Myers, Inc.	6,519	142,114
	Tecumseh Products Co., Class A	1,700	59,058
	Machinery Total		1,065,634

Road & Rail – 1.2%
	Covenant Transport, Inc., Class A (a)	3,800	50,996
	Dollar Thrifty Automotive Group, Inc. (a)	5,000	169,250
	U.S. Xpress Enterprises, Inc., Class A (a)	3,300	36,828
	Werner Enterprises, Inc.	7,800	144,924
	Road & Rail Total		401,998

7

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Trading Companies & Distributors – 1.6%
	Hughes Supply, Inc.	7,410	193,401
	Watsco, Inc.	8,200	355,798
	Trading Companies & Distributors Total		549,199
	INDUSTRIALS TOTAL		6,155,659

INFORMATION TECHNOLOGY – 10.2%
Communications Equipment – 0.9%
	Anaren, Inc. (a)	9,500	92,435
	Belden CDT, Inc.	4,850	88,949
	Black Box Corp.	2,900	94,308
	Tollgrade Communications, Inc. (a)	7,400	52,244
	Communications Equipment Total		327,936

Computers & Peripherals – 0.6%
	Advanced Digital Information Corp. (a)	2,200	15,202
	Electronics for Imaging, Inc. (a)	3,000	49,260
	Imation Corp.	1,400	48,818
	Intergraph Corp. (a)	2,756	81,495
	Computers & Peripherals Total		194,775

Electronic Equipment & Instruments – 2.8%
	Agilysys, Inc.	5,700	75,354
	Anixter International, Inc. (a)	3,000	110,760
	Benchmark Electronics, Inc. (a)	3,900	105,456
	Brightpoint, Inc. (a)	10,800	228,096
	Identix, Inc. (a)	14,000	74,060
	MTS Systems Corp.	5,300	153,488
	NU Horizons Electronics Corp. (a)	10,100	61,509
	OSI Systems, Inc. (a)	5,000	71,000
	Planar Systems, Inc. (a)	2,200	16,962
	Vishay Intertechnology, Inc. (a)	8,200	87,658
	Electronic Equipment & Instruments Total		984,343

Internet Software & Services – 0.5%
	Digitas, Inc. (a)	5,920	59,022
	Keynote Systems, Inc. (a)	9,000	98,550
	Stellent, Inc. (a)	400	2,820
	Internet Software & Services Total		160,392

IT Services – 1.3%
	Acxiom Corp.	6,900	131,100
	Inforte Corp. (a)	7,400	23,310
	Lightbridge, Inc. (a)	4,300	26,101
	MAXIMUS, Inc.	2,400	73,680

8

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
IT Services – (continued)
	MPS Group, Inc. (a)	26,500	211,735
	IT Services Total		465,926

Semiconductors & Semiconductor Equipment – 1.2%
	ATMI, Inc. (a)	3,300	75,620
	Exar Corp. (a)	9,000	114,210
	MEMC Electronic Materials, Inc. (a)	1,200	14,076
	Pericom Semiconductor Corp. (a)	7,200	60,336
	Standard Microsystems Corp. (a)	9,900	140,085
	Semiconductors & Semiconductor Equipment Total		404,327

Software – 2.9%
	Captaris, Inc. (a)	18,900	69,174
	Internet Security Systems, Inc. (a)	6,800	132,260
	Lawson Software, Inc. (a)	8,900	46,992
	MSC.Software Corp. (a)	12,100	128,260
	PLATO Learning, Inc. (a)	15,300	112,149
	SeaChange International, Inc. (a)	3,900	40,190
	Sybase, Inc. (a)	5,700	107,901
	Take-Two Interactive Software, Inc. (a)	4,950	116,473
	THQ, Inc. (a)	3,300	83,226
	Transaction Systems Architects, Inc., Class A (a)	8,700	180,351
	Software Total		1,016,976
	INFORMATION TECHNOLOGY TOTAL		3,554,675

MATERIALS – 8.8%
Chemicals – 2.7%
	Cytec Industries, Inc.	4,300	198,316
	H.B. Fuller Co.	6,200	187,984
	Minerals Technologies, Inc.	3,200	209,024
	Schulman (A.), Inc.	8,400	140,280
	Sensient Technologies Corp.	5,300	106,053
	Stepan Co.	4,700	101,332
	Chemicals Total		942,989

Construction Materials – 0.8%
	Eagle Materials, Inc.	3,600	270,900
	Construction Materials Total		270,900

Containers & Packaging – 1.5%
	AptarGroup, Inc.	3,100	149,513
	Greif, Inc., Class A	5,400	374,598
	Containers & Packaging Total		524,111

9

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Metals & Mining – 3.0%
	Alpha Natural Resources, Inc. (a)	3,200	74,080
	AMCOL International Corp.	5,100	97,461
	Blue Earth Refineries, Inc. (a)	18,500	—
	Carpenter Technology Corp.	1,900	105,070
	Coeur d’Alene Mines Corp. (a)	29,100	89,919
	Metal Management, Inc.	5,200	104,884
	Peabody Energy Corp.	6,400	280,128
	RTI International Metals, Inc. (a)	9,400	211,406
	Steel Technologies, Inc.	3,800	72,922
	Metals & Mining Total		1,035,870

Paper & Forest Products – 0.8%
	Mercer International, Inc. (a)	16,400	135,628
	P.H. Glatfelter Co.	11,100	132,423
	Paper & Forest Products Total		268,051
	MATERIALS TOTAL		3,041,921

TELECOMMUNICATION SERVICES – 0.6%
Diversified Telecommunication Services – 0.3%
	North Pittsburgh Systems, Inc.	5,600	101,248
	Diversified Telecommunication Services Total		101,248

Wireless Telecommunication Services – 0.3%
	Price Communications Corp. (a)	7,130	121,067
	Wireless Telecommunication Services Total		121,067
	TELECOMMUNICATION SERVICES TOTAL		222,315

UTILITIES – 3.9%
Electric Utilities – 3.2%
	ALLETE, Inc.	3,200	133,344
	Central Vermont Public Service Corp.	7,700	162,547
	CH Energy Group, Inc.	5,300	226,045
	El Paso Electric Co. (a)	8,800	171,688
	Maine & Maritimes Corp.	1,800	45,432
	MGE Energy, Inc.	3,100	103,292
	Otter Tail Corp.	4,800	117,792
	Puget Energy, Inc.	7,600	162,944
	Electric Utilities Total		1,123,084

Gas Utilities – 0.7%
	Cascade Natural Gas Corp.	3,500	65,555
	Northwest Natural Gas Co.	2,500	88,750

10

		Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Gas Utilities – (continued)
	WGL Holdings, Inc.	2,700	81,837
	Gas Utilities Total		236,142
	UTILITIES TOTAL		1,359,226

	Total Common Stocks (cost of $27,369,870)		34,281,072

Investment Company – 1.4%

	iShares Russell 2000 Value Index Fund	2,700	471,555

	Total Investment Company (cost of $500,850)		471,555

	Total Investments – 99.9% (cost of $27,870,720)(b)(c)		34,752,627

	Other Assets & Liabilities, Net – 0.1%		45,374

	Net Assets – 100.0%		34,798,001

Notes to Investment Portfolio:

*	Security Valuation

Equity securities and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $27,870,720.
(c)	Unrealized appreciation and depreciation at April 30, 2005, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation

$8,170,208	$(1,288,301)	$6,881,907

Acronym	Name

REIT	Real Estate Investment Trust

11

INVESTMENT PORTFOLIO
April 30, 2005 (Unaudited)	CMG Large Cap Growth Fund

		Shares	Value ($)*
Common Stocks – 98.0%
CONSUMER DISCRETIONARY – 15.8%
Hotels, Restaurants & Leisure – 3.7%
	Carnival Corp.	11,350	554,788
	Marriott International, Inc., Class A	6,230	390,932
	McDonald’s Corp.	9,190	269,359
	Starwood Hotels & Resorts Worldwide, Inc.	3,500	190,190
	Hotels, Restaurants & Leisure Total		1,405,269

Internet & Catalog Retail – 0.5%
	eBay, Inc. (a)	6,150	195,140
	Internet & Catalog Retail Total		195,140

Media – 1.9%
	News Corp., Class A	17,060	260,677
	Omnicom Group, Inc.	2,290	189,841
	XM Satellite Radio Holdings, Inc., Class A (a)	10,880	301,811
	Media Total		752,329

Multiline Retail – 1.5%
	Nordstrom, Inc.	11,280	573,362
	Multiline Retail Total		573,362

Specialty Retail – 6.1%
	Best Buy Co., Inc.	5,800	291,972
	Chico’s FAS, Inc. (a)	18,250	467,747
	Home Depot, Inc.	15,870	561,322
	Lowe’s Companies, Inc.	9,470	493,482
	Staples, Inc.	26,740	509,932
	Specialty Retail Total		2,324,455

Textiles, Apparel & Luxury Goods – 2.1%
	Coach, Inc. (a)	16,260	435,768
	NIKE, Inc., Class B	4,670	358,703
	Textiles, Apparel & Luxury Goods Total		794,471
	CONSUMER DISCRETIONARY TOTAL		6,045,026

CONSUMER STAPLES – 11.9%
Beverages – 2.2%
	PepsiCo, Inc.	14,990	834,044
	Beverages Total		834,044

Food & Staples Retailing – 2.1%
	Wal-Mart Stores, Inc.	17,160	808,922
	Food & Staples Retailing Total		808,922

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food Products – 0.7%
	Hershey Foods Corp.	4,030	257,517
	Food Products Total		257,517

Household Products – 1.9%
	Procter & Gamble Co.	13,560	734,274
	Household Products Total		734,274

Personal Products – 3.4%
	Alberto-Culver Co.	3,810	169,545
	Avon Products, Inc.	16,540	662,923
	Gillette Co.	9,160	473,022
	Personal Products Total		1,305,490

Tobacco – 1.6%
	Altria Group, Inc.	9,730	632,353
	Tobacco Total		632,353
	CONSUMER STAPLES TOTAL		4,572,600

ENERGY – 1.0%
Energy Equipment & Services – 1.0%
	National-Oilwell Varco, Inc. (a)	6,100	242,414
	Smith International, Inc.	2,470	143,705
	Energy Equipment & Services Total		386,119
	ENERGY TOTAL		386,119

FINANCIALS – 7.7%
Capital Markets – 1.5%
	Goldman Sachs Group, Inc.	3,300	352,407
	Merrill Lynch & Co., Inc.	4,100	221,113
	Capital Markets Total		573,520

Commercial Banks – 1.1%
	Wells Fargo & Co.	6,790	406,993
	Commercial Banks Total		406,993

Consumer Finance – 0.3%
	MBNA Corp.	6,270	123,833
	Consumer Finance Total		123,833

Diversified Financial Services – 2.2%
	Citigroup, Inc.	17,990	844,810
	Diversified Financial Services Total		844,810

Insurance – 2.6%
	American International Group, Inc.	14,280	726,138

2

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – (continued)
	Prudential Financial, Inc.	4,530	258,889
	Insurance Total		985,027
	FINANCIALS TOTAL		2,934,183

HEALTH CARE – 26.5%
Biotechnology – 1.8%
	Amgen, Inc. (a)	9,810	571,040
	Gilead Sciences, Inc. (a)	3,620	134,302
	Biotechnology Total		705,342

Health Care Equipment & Supplies – 6.5%
	Alcon, Inc.	6,420	622,740
	Baxter International, Inc.	7,300	270,830
	Cooper Companies, Inc.	2,740	185,087
	St. Jude Medical, Inc. (a)	7,630	297,799
	Thermo Electron Corp. (a)	16,030	400,429
	Varian Medical Systems, Inc. (a)	12,030	405,892
	Zimmer Holdings, Inc. (a)	3,700	301,254
	Health Care Equipment & Supplies Total		2,484,031

Health Care Providers & Services – 4.1%
	Caremark Rx, Inc. (a)	8,510	340,826
	UnitedHealth Group, Inc.	7,200	680,472
	WellPoint, Inc. (a)	4,130	527,607
	Health Care Providers & Services Total		1,548,905

Pharmaceuticals – 14.1%
	Abbott Laboratories	18,940	931,091
	Eli Lilly & Co.	3,200	187,104
	IVAX Corp. (a)	10,090	190,701
	Johnson & Johnson	26,740	1,835,166
	Novartis AG, ADR	12,980	632,515
	Pfizer, Inc.	28,700	779,779
	Teva Pharmaceutical Industries Ltd., ADR	21,050	657,602
	Wyeth	4,300	193,242
	Pharmaceuticals Total		5,407,200
	HEALTH CARE TOTAL		10,145,478

INDUSTRIALS – 10.9%
Aerospace & Defense – 0.5%
	Honeywell International, Inc.	5,430	194,177
	Aerospace & Defense Total		194,177

3

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Building Products – 1.6%
	American Standard Companies, Inc.	13,860	619,681
	Building Products Total		619,681

Electrical Equipment – 1.1%
	Rockwell Automation, Inc.	8,680	401,276
	Electrical Equipment Total		401,276

Industrial Conglomerates – 5.9%
	General Electric Co.	34,600	1,252,520
	Tyco International Ltd.	32,710	1,024,150
	Industrial Conglomerates Total		2,276,670

Machinery – 1.8%
	Ingersoll-Rand Co., Ltd., Class A	5,750	442,003
	ITT Industries, Inc.	2,770	250,574
	Machinery Total		692,577
	INDUSTRIALS TOTAL		4,184,381

INFORMATION TECHNOLOGY – 24.2%
Communications Equipment – 4.2%
	Avaya, Inc. (a)	9,400	81,592
	Cisco Systems, Inc. (a)	51,380	887,847
	Nokia Oyj, ADR	13,430	214,611
	QUALCOMM, Inc.	11,940	416,587
	Communications Equipment Total		1,600,637

Computers & Peripherals – 4.0%
	Dell, Inc. (a)	16,240	565,639
	EMC Corp. (a)	23,760	311,731
	International Business Machines Corp.	8,700	664,506
	Computers & Peripherals Total		1,541,876

Internet Software & Services – 1.8%
	Google, Inc., Class A (a)	1,100	242,000
	Yahoo!, Inc. (a)	13,180	454,842
	Internet Software & Services Total		696,842

IT Services – 1.1%
	Automatic Data Processing, Inc.	5,320	231,101
	Cognizant Technology Solutions Corp., Class A (a)	2,560	107,545
	NAVTEQ Corp. (a)	2,000	72,840
	IT Services Total		411,486

Semiconductors & Semiconductor Equipment – 5.7%
	Altera Corp. (a)	18,530	384,127

4

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – (continued)
	Intel Corp.	41,510	976,315
	Linear Technology Corp.	5,620	200,859
	Microchip Technology, Inc.	4,000	113,920
	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	23,960	206,296
	Texas Instruments, Inc.	13,010	324,729
	Semiconductors & Semiconductor Equipment Total		2,206,246

Software – 7.4%
	Amdocs Ltd. (a)	10,430	278,585
	Autodesk, Inc. (a)	6,320	201,166
	Electronic Arts, Inc. (a)	2,000	106,780
	Microsoft Corp.	71,920	1,819,576
	Oracle Corp. (a)	12,370	142,997
	Symantec Corp. (a)	14,820	278,320
	Software Total		2,827,424
	INFORMATION TECHNOLOGY TOTAL		9,284,511

	Total Common Stocks (cost of $35,176,978)		37,552,298

		Par ($)
Short-Term Obligation – 1.2%
	Repurchase agreement with State Street Bank & Trust Co., dated 04/29/05, due 05/02/05 at 2.750%, collateralized by a U.S. Treasury Bond maturing 08/15/13, market value of $497,737(repurchase proceeds $486,111)	486,000	486,000

	Total Short-Term Obligation (cost of $486,000)		486,000

	Total Investments – 99.2% (cost of $35,662,978)(b)(c)		38,038,298

	Other Assets & Liabilities, Net – 0.8%		292,583

	Net Assets – 100.0%		38,330,881

5

Notes to Investment Portfolio:

*	Security Valuation

Equity securities and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $35,662,978.
(c)	Unrealized appreciation and depreciation at April 30, 2005, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation

$3,543,597	$(1,168,277)	$2,375,320

Acronym	Name

ADR	American Depositary Receipt

6

INVESTMENT PORTFOLIO
April 30, 2005 (Unaudited)	CMG Large Cap Value Fund

		Shares	Value ($)*
Common Stocks – 95.0%
CONSUMER DISCRETIONARY – 8.2%
Hotels, Restaurants & Leisure – 1.3%
	Harrah’s Entertainment, Inc.	2,326	152,632
	McDonald’s Corp.	15,516	454,774
	Hotels, Restaurants & Leisure Total		607,406

Media – 3.4%
	Clear Channel Communications, Inc.	3,413	109,011
	Comcast Corp., Class A (a)	6,867	220,500
	McGraw-Hill Companies, Inc.	5,808	505,761
	Time Warner, Inc. (a)	29,232	491,390
	Viacom, Inc., Class A	5,285	183,812
	Media Total		1,510,474

Multiline Retail – 1.6%
	Federated Department Stores, Inc.	7,344	422,280
	J.C. Penney Co., Inc.	6,126	290,434
	Multiline Retail Total		712,714

Specialty Retail – 1.9%
	Home Depot, Inc.	13,462	476,151
	Limited Brands, Inc.	10,975	238,048
	Sherwin-Williams Co.	3,696	164,730
	Specialty Retail Total		878,929
	CONSUMER DISCRETIONARY TOTAL		3,709,523

CONSUMER STAPLES – 10.2%
Beverages – 2.2%
	Diageo PLC, ADR	3,788	226,333
	PepsiCo, Inc.	13,858	771,059
	Beverages Total		997,392

Food Products – 2.0%
	ConAgra Foods, Inc.	7,830	209,453
	Hershey Foods Corp.	5,443	347,808
	Kraft Foods, Inc., Class A	10,515	340,791
	Food Products Total		898,052

Household Products – 2.6%
	Clorox Co.	7,883	498,994
	Kimberly-Clark Corp.	6,910	431,529
	Procter & Gamble Co.	4,146	224,506
	Household Products Total		1,155,029

Personal Products – 1.2%
	Gillette Co.	10,258	529,723
	Personal Products Total		529,723

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Tobacco – 2.2%
	Altria Group, Inc.	12,279	798,012
	UST, Inc.	4,315	197,627
	Tobacco Total		995,639
	CONSUMER STAPLES TOTAL		4,575,835

ENERGY – 12.0%
Energy Equipment & Services – 1.3%
	Halliburton Co.	8,247	342,993
	Schlumberger Ltd.	3,225	220,622
	Energy Equipment & Services Total		563,615

Oil & Gas – 10.7%
	BP PLC, ADR	14,291	870,322
	ChevronTexaco Corp.	6,785	352,820
	ConocoPhillips	11,916	1,249,393
	Exxon Mobil Corp.	32,585	1,858,322
	Marathon Oil Corp.	6,014	280,072
	Royal Dutch Petroleum Co., N.Y. Registered Shares	3,685	214,651
	Oil & Gas Total		4,825,580
	ENERGY TOTAL		5,389,195

FINANCIALS – 27.8%
Capital Markets – 4.7%
	A.G. Edwards, Inc.	2,602	103,325
	Bank of New York Co., Inc.	18,645	520,941
	Franklin Resources, Inc.	3,219	221,081
	Goldman Sachs Group, Inc.	5,155	550,503
	Janus Capital Group, Inc.	13,986	181,678
	Merrill Lynch & Co., Inc.	5,680	306,322
	Morgan Stanley	4,130	217,321
	Capital Markets Total		2,101,171

Commercial Banks – 7.3%
	Marshall & Ilsley Corp.	2,770	118,113
	National City Corp.	6,559	222,744
	North Fork Bancorporation, Inc.	3,922	110,404
	PNC Financial Services Group, Inc.	4,050	215,582
	US Bancorp	30,446	849,443
	Wachovia Corp.	16,836	861,666
	Wells Fargo & Co.	14,978	897,781
	Commercial Banks Total		3,275,733

2

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Consumer Finance – 0.6%
	MBNA Corp.	14,044	277,369
	Consumer Finance Total		277,369

Diversified Financial Services – 6.2%
	Citigroup, Inc.	40,135	1,884,740
	JPMorgan Chase & Co.	25,500	904,995
	Diversified Financial Services Total		2,789,735

Insurance – 6.1%
	Allstate Corp.	4,414	247,890
	Ambac Financial Group, Inc.	4,535	303,165
	American International Group, Inc.	5,851	297,523
	Chubb Corp.	3,301	269,956
	Hartford Financial Services Group, Inc.	5,905	427,345
	Lincoln National Corp.	12,326	554,300
	Willis Group Holdings Ltd.	6,232	208,461
	XL Capital Ltd., Class A	6,541	459,832
	Insurance Total		2,768,472

Real Estate – 1.9%
	Archstone-Smith Trust, REIT	8,055	289,738
	AvalonBay Communities, Inc., REIT	3,851	277,272
	Kimco Realty Corp., REIT	5,218	289,025
	Real Estate Total		856,035

Thrifts & Mortgage Finance – 1.0%
	Countrywide Financial Corp.	6,294	227,780
	Freddie Mac	3,530	217,166
	Thrifts & Mortgage Finance Total		444,946
	FINANCIALS TOTAL		12,513,461

HEALTH CARE – 5.7%
Health Care Equipment & Supplies – 0.3%
	Bausch & Lomb, Inc.	1,595	119,625
	Health Care Equipment & Supplies Total		119,625

Health Care Providers & Services – 1.5%
	Aetna, Inc.	6,122	449,171
	CIGNA Corp.	2,652	243,931
	Health Care Providers & Services Total		693,102

Pharmaceuticals – 3.9%
	Bristol-Myers Squibb Co.	7,930	206,180
	GlaxoSmithKline PLC, ADR	4,565	230,761
	Johnson & Johnson	5,484	376,367
	Merck & Co., Inc.	9,564	324,220
	Novartis AG, ADR	4,754	231,662

3

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
	Pfizer, Inc.	14,001	380,407
	Pharmaceuticals Total		1,749,597
	HEALTH CARE TOTAL		2,562,324

INDUSTRIALS – 12.3%
Aerospace & Defense – 3.2%
	General Dynamics Corp.	5,437	571,157
	United Technologies Corp.	8,398	854,244
	Aerospace & Defense Total		1,425,401

Commercial Services & Supplies – 1.8%
	Cendant Corp.	10,292	204,914
	Republic Services, Inc.	4,119	142,517
	Waste Management, Inc.	16,313	464,757
	Commercial Services & Supplies Total		812,188

Industrial Conglomerates – 6.0%
	General Electric Co.	51,805	1,875,341
	Textron, Inc.	11,065	833,748
	Industrial Conglomerates Total		2,709,089

Machinery – 1.3%
	Deere & Co.	4,797	300,005
	Eaton Corp.	5,191	304,452
	Machinery Total		604,457
	INDUSTRIALS TOTAL		5,551,135

INFORMATION TECHNOLOGY – 5.5%
Communications Equipment – 0.8%
	Cisco Systems, Inc. (a)	6,459	111,612
	Nokia Oyj, ADR	14,974	239,284
	Communications Equipment Total		350,896

Computers & Peripherals – 1.5%
	International Business Machines Corp.	4,936	377,012
	Lexmark International, Inc., Class A (a)	4,608	320,025
	Computers & Peripherals Total		697,037

IT Services – 1.5%
	Accenture Ltd., Class A (a)	20,869	452,857
	Automatic Data Processing, Inc.	5,242	227,713
	IT Services Total		680,570

Office Electronics – 0.6%
	Xerox Corp. (a)	21,053	278,952
	Office Electronics Total		278,952

4

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – 0.3%
	Intel Corp.	4,953	116,495
	Semiconductors & Semiconductor Equipment Total		116,495

Software – 0.8%
	Microsoft Corp.	13,795	349,013
	Software Total		349,013
	INFORMATION TECHNOLOGY TOTAL		2,472,963

MATERIALS – 4.1%
Chemicals – 2.1%
	Air Products & Chemicals, Inc.	12,929	759,320
	PPG Industries, Inc.	2,556	172,658
	Chemicals Total		931,978

Paper & Forest Products – 2.0%
	MeadWestvaco Corp.	18,076	532,338
	Weyerhaeuser Co.	5,654	387,921
	Paper & Forest Products Total		920,259
	MATERIALS TOTAL		1,852,237

TELECOMMUNICATION SERVICES – 4.4%
Diversified Telecommunication Services – 4.4%
	BellSouth Corp.	12,945	342,913
	SBC Communications, Inc.	39,307	935,507
	Verizon Communications, Inc.	20,020	716,716
	Diversified Telecommunication Services Total		1,995,136
	TELECOMMUNICATION SERVICES TOTAL		1,995,136

UTILITIES – 4.8%
Electric Utilities – 4.8%
	Entergy Corp.	6,313	462,743
	Exelon Corp.	8,051	398,525
	FPL Group, Inc.	5,882	240,103
	PG&E Corp.	7,633	265,018
	TXU Corp.	9,061	777,343
	Electric Utilities Total		2,143,732
	UTILITIES TOTAL		2,143,732
	Total Common Stocks (cost of $38,212,399)		42,765,541

Investment Company – 4.6%
	iShares Russell 1000 Value Index Fund	31,993	2,068,987

	Total Investment Company (cost of $2,113,849)		2,068,987

5

		Par ($)	Value ($)
Short-Term Obligation – 0.3%
	Repurchase agreement with State Street Bank & Trust Co., dated 04/29/05, due 05/02/05 at 2.760%, collateralized by a U.S. Treasury Bond maturing 08/15/22, market value of $113,469(repurchase proceeds $107,025)	107,000	107,000

	Total Short-Term Obligation (cost of $107,000)		107,000

	Total Investments – 99.9% (cost of $40,433,248)(b)(c)		44,941,528

	Other Assets & Liabilities, Net – 0.1%		57,872

	Net Assets – 100.0%		44,999,400

Notes to Investment Portfolio:

*	Security Valuation

Equity securities and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $40,433,248.
(c)	Unrealized appreciation and depreciation at April 30, 2005, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation

$5,682,171	$(1,173,891)	$4,508,280

Acronym	Name

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

6

INVESTMENT PORTFOLIO

April 30, 2005 (Unaudited)	CMG Strategic Equity Fund

		Shares	Value ($)*
Common Stocks — 82.6%
CONSUMER DISCRETIONARY — 10.2%
Auto Components — 1.0%
	Modine Manufacturing Co.	85,350	2,311,278
	Nokian Renkaat Oyj	287,600	4,804,188
	Auto Components Total		7,115,466
Hotels, Restaurants & Leisure — 0.9%
	Fairmont Hotels & Resorts, Inc.	40,000	1,254,000
	McDonald’s Corp.	65,000	1,905,150
	Six Flags, Inc. (a)	75,000	292,500
	Yum! Brands, Inc.	60,000	2,817,600
	Hotels, Restaurants & Leisure Total		6,269,250
Household Durables — 1.0%
	Ekornes ASA	70,000	1,381,734
	Matsushita Electric Industrial Co., Ltd., ADR	125,000	1,831,250
	Snap-On, Inc.	60,000	1,990,200
	Sony Corp., ADR	42,500	1,560,175
	Household Durables Total		6,763,359
Internet & Catalog Retail — 0.6%
	1-800-FLOWERS.COM, Inc., Class A (a)	100,000	670,000
	eBay, Inc. (a)	62,500	1,983,125
	IAC/InterActiveCorp (a)	82,500	1,793,550
	Internet & Catalog Retail Total		4,446,675
Leisure Equipment & Products — 0.2%
	Eastman Kodak Co.	50,000	1,250,000
	Leisure Equipment & Products Total		1,250,000
Media — 3.7%
	Cablevision Systems Corp., Class A (a)	30,000	778,500
	Comcast Corp., Class A (a)	105,000	3,331,650
	DIRECTV Group, Inc. (a)	75,000	1,059,000
	Entravision Communications Corp., Class A (a)	90,000	708,300
	Gemstar-TV Guide International, Inc. (a)	50,000	192,500
	Grupo Televisa SA, ADR	70,000	3,932,600
	John Wiley & Sons, Inc., Class A	30,000	1,084,800
	Liberty Media Corp., Class A (a)	170,000	1,706,800
	Liberty Media International, Inc., Class A (a)	7,500	311,025
	Media General, Inc., Class A	52,500	3,217,200
	News Corp., Class A	136,828	2,090,732

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Media — (continued)
	Pixar (a)	35,000	1,600,900
	Time Warner, Inc. (a)	163,315	2,745,325
	Viacom, Inc., Class B	80,310	2,780,332
	Westwood One, Inc. (a)	50,000	915,000
	Media Total		26,454,664
Multiline Retail — 1.5%
	Dillard’s, Inc., Class A	30,000	698,100
	Kohl’s Corp. (a)	50,000	2,380,000
	May Department Stores Co.	82,500	2,894,100
	Saks, Inc. (a)	100,000	1,704,000
	Stockmann Oyj ABP, Class B	100,000	3,343,869
	Multiline Retail Total		11,020,069
Specialty Retail — 1.3%
	Blockbuster, Inc., Class A	125,000	1,237,500
	Blockbuster, Inc., Class B	75,000	708,000
	CarMax, Inc. (a)	77,996	2,127,731
	Hancock Fabrics, Inc.	125,000	740,000
	Pep Boys-Manny, Moe & Jack, Inc.	100,000	1,418,000
	PETsMART, Inc.	30,000	799,500
	Restoration Hardware, Inc. (a)	125,000	776,250
	Weight Watchers International, Inc. (a)	40,000	1,670,000
	Specialty Retail Total		9,476,981
	CONSUMER DISCRETIONARY TOTAL		72,796,464
CONSUMER STAPLES — 9.0%
Beverages — 1.8%
	Coca-Cola Co.	137,500	5,973,000
	Coca-Cola Femsa, SA de CV, ADR	90,000	2,054,700
	Coca-Cola Hellenic Bottling Co., SA	90,000	2,430,585
	PepsiCo, Inc.	40,000	2,225,600
	Beverages Total		12,683,885
Food & Staples Retailing — 1.7%
	Albertson’s, Inc.	60,000	1,187,400
	United Natural Foods, Inc. (a)	75,000	2,010,000
	Wal-Mart Stores, Inc.	62,500	2,946,250
	Walgreen Co.	137,500	5,920,750
	Food & Staples Retailing Total		12,064,400
Food Products — 2.3%
	Campbell Soup Co.	40,000	1,189,600
	Delta & Pine Land Co.	40,000	1,008,000

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Food Products — (continued)
	General Mills, Inc.	40,000	1,976,000
	Hain Celestial Group, Inc. (a)	40,000	710,000
	Kellogg Co.	30,000	1,348,500
	Nestle SA, Registered Shares	12,250	3,215,653
	Tyson Foods, Inc., Class A	62,500	1,055,625
	Unilever NV, NY Registered Shares	50,000	3,221,500
	Wm. Wrigley Jr. Co.	40,000	2,765,200
	Food Products Total		16,490,078
Household Products — 0.5%
	Kimberly-Clark Corp.	22,500	1,405,125
	Procter & Gamble Co.	40,000	2,166,000
	Household Products Total		3,571,125
Personal Products — 2.0%
	Avon Products, Inc.	97,500	3,907,800
	Gillette Co.	108,050	5,579,702
	L’Oreal SA	32,500	2,332,838
	Natura Cosmeticos SA	37,800	1,135,793
	NBTY, Inc. (a)	60,000	1,279,200
	Personal Products Total		14,235,333
Tobacco — 0.7%
	Altria Group, Inc.	75,000	4,874,250
	Tobacco Total		4,874,250
	CONSUMER STAPLES TOTAL		63,919,071
ENERGY — 7.7%
Energy Equipment & Services — 4.4%
	Cooper Cameron Corp. (a)	55,000	3,021,700
	Core Laboratories NV (a)	67,500	1,593,000
	GlobalSantaFe Corp.	40,275	1,353,240
	Input/Output, Inc. (a)	150,000	906,000
	National-Oilwell Varco, Inc. (a)	90,000	3,576,600
	Schlumberger Ltd.	102,500	7,012,025
	TGS Nopec Geophysical Co., ASA (a)	140,150	3,779,598
	Transocean, Inc. (a)	122,500	5,680,325
	Weatherford International Ltd. (a)	37,500	1,955,625
	Willbros Group, Inc. (a)	150,000	2,574,000
	Energy Equipment & Services Total		31,452,113
Oil & Gas — 3.3%
	Anadarko Petroleum Corp.	15,000	1,095,600
	BP PLC, ADR	47,500	2,892,750
	ConocoPhillips	35,000	3,669,750

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Oil & Gas — (continued)
	Exxon Mobil Corp.	77,500	4,419,825
	McMoRan Exploration Co. (a)	90,000	1,621,800
	Newfield Exploration Co. (a)	65,000	4,616,950
	Petroleo Brasileiro SA, ADR	40,000	1,677,200
	Plains Exploration & Production Co. (a)	40,000	1,287,200
	Unocal Corp.	10,000	545,500
	Williams Companies, Inc.	100,000	1,702,000
	Oil & Gas Total		23,528,575
	ENERGY TOTAL		54,980,688
FINANCIALS — 10.0%
Capital Markets — 1.7%
	Bank of New York Co., Inc.	75,000	2,095,500
	Charles Schwab Corp.	150,000	1,552,500
	Morgan Stanley	97,500	5,130,450
	Nikko Cordial Corp.	170,000	795,393
	Nomura Holdings, Inc., ADR	100,000	1,276,000
	Piper Jaffray Companies, Inc. (a)	40,950	1,132,268
	Capital Markets Total		11,982,111
Commercial Banks — 2.4%
	Allied Irish Banks PLC, ADR	30,000	1,226,100
	Fifth Third Bancorp	32,500	1,413,750
	HSBC Holdings PLC, ADR	42,500	3,402,125
	Mitsubishi Tokyo Financial Group, Inc., ADR	325,000	2,811,250
	SunTrust Banks, Inc.	32,500	2,366,975
	U.S. Bancorp	72,500	2,022,750
	Wachovia Corp.	20,000	1,023,600
	Zions Bancorporation	47,500	3,326,425
	Commercial Banks Total		17,592,975
Consumer Finance — 0.7%
	American Express Co.	76,700	4,042,090
	MBNA Corp.	40,000	790,000
	Consumer Finance Total		4,832,090
Diversified Financial Services — 1.4%
	Citigroup, Inc.	103,283	4,850,169
	JPMorgan Chase & Co.	147,026	5,217,953
	Diversified Financial Services Total		10,068,122
Insurance — 3.1%
	American International Group, Inc.	62,724	3,189,515

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Insurance — (continued)
	Berkshire Hathaway, Inc., Class B (a)	2,500	6,995,025
	Chubb Corp.	20,000	1,635,600
	Cincinnati Financial Corp.	33,075	1,330,938
	Hannover Rueckversicherung AG, Registered Shares	92,500	3,449,409
	Jefferson-Pilot Corp.	40,000	2,008,400
	Marsh & McLennan Companies, Inc.	40,000	1,121,200
	PartnerRe Ltd.	10,000	582,800
	St. Paul Travelers Companies, Inc.	52,510	1,879,858
	Insurance Total		22,192,745
Real Estate — 0.3%
	Mitsubishi Estate Co., Ltd.	100,000	1,074,486
	Post Properties, Inc., REIT	30,000	977,400
	Real Estate Total		2,051,886
Thrifts & Mortgage Finance — 0.4%
	Freddie Mac	42,500	2,614,600
	Thrifts & Mortgage Finance Total		2,614,600
	FINANCIALS TOTAL		71,334,529
HEALTH CARE — 15.8%
Biotechnology — 2.3%
	Amgen, Inc. (a)	62,500	3,638,125
	Applera Corp. — Applied Biosystems Group	125,000	2,650,000
	Biogen Idec, Inc. (a)	87,500	3,171,000
	Chiron Corp. (a)	20,000	683,000
	Eyetech Pharmaceuticals, Inc. (a)	50,000	1,149,500
	MedImmune, Inc. (a)	72,500	1,839,325
	Millennium Pharmaceuticals, Inc. (a)	125,000	1,095,000
	Qiagen NV (a)	190,000	2,470,000
	Biotechnology Total		16,695,950
Health Care Equipment & Supplies — 4.5%
	Alcon, Inc.	37,500	3,637,500
	Baxter International, Inc.	125,000	4,637,500
	Boston Scientific Corp. (a)	30,000	887,400
	Cooper Companies, Inc.	5,000	337,750
	Cytyc Corp. (a)	50,000	1,065,500
	Guidant Corp.	10,000	740,800
	Haemonetics Corp. (a)	62,500	2,673,125
	Hospira, Inc. (a)	122,850	4,121,617
	Kyphon, Inc. (a)	40,000	1,046,000
	Medtronic, Inc.	87,500	4,611,250

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Health Care Equipment & Supplies — (continued)
	Millipore Corp. (a)	30,000	1,446,600
	STERIS Corp.	40,000	947,200
	Viasys Healthcare, Inc. (a)	72,500	1,539,900
	Waters Corp. (a)	30,000	1,188,900
	Zimmer Holdings, Inc. (a)	40,000	3,256,800
	Health Care Equipment & Supplies Total		32,137,842
Health Care Providers & Services — 3.7%
	Accredo Health, Inc. (a)	32,200	1,458,660
	Community Health Systems, Inc. (a)	77,500	2,824,875
	Health Management Associates, Inc., Class A	40,000	989,200
	HEALTHSOUTH Corp. (a)	125,000	643,750
	Henry Schein, Inc. (a)	85,000	3,188,350
	LifePoint Hospitals, Inc. (a)	50,000	2,222,500
	McKesson Corp.	100,000	3,700,000
	Omnicare, Inc.	72,500	2,513,575
	Quest Diagnostics, Inc.	20,000	2,116,000
	Tenet Healthcare Corp. (a)	125,000	1,496,250
	Triad Hospitals, Inc. (a)	30,000	1,537,500
	UnitedHealth Group, Inc.	22,500	2,126,475
	WebMD Corp. (a)	150,000	1,425,000
	Health Care Providers & Services Total		26,242,135
Pharmaceuticals — 5.3%
	Abbott Laboratories	98,500	4,842,260
	Andrx Corp. (a)	100,000	1,991,000
	Dr. Reddy’s Laboratories Ltd., ADR	30,000	454,800
	Elan Corp. PLC, ADR (a)	157,500	867,825
	Eli Lilly & Co.	65,000	3,800,550
	Gedeon Richter Ltd.	20,000	2,426,743
	Merck & Co., Inc.	47,500	1,610,250
	Novartis AG, ADR	75,000	3,654,750
	Pfizer, Inc.	162,592	4,417,625
	Schering-Plough Corp.	150,000	3,130,500
	Shire Pharmaceuticals Group PLC, ADR	47,500	1,476,300
	Taro Pharmaceuticals Industries Ltd. (a)	72,500	2,106,850
	Teva Pharmaceutical Industries Ltd., ADR	30,000	937,200
	Valeant Pharmaceuticals International	100,000	2,075,000

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Pharmaceuticals — (continued)
	Watson Pharmaceuticals, Inc. (a)	60,000	1,800,000
	Wyeth	47,500	2,134,650
	Pharmaceuticals Total		37,726,303
	HEALTH CARE TOTAL		112,802,230
INDUSTRIALS — 10.6%
Aerospace & Defense — 0.1%
	Raytheon Co.	30,000	1,128,300
	Aerospace & Defense Total		1,128,300
Air Freight & Logistics — 1.0%
	United Parcel Service, Inc., Class B	75,000	5,348,250
	Yamato Transport Co., Ltd.	160,000	2,117,643
	Air Freight & Logistics Total		7,465,893
Airlines — 0.5%
	AMR Corp.	100,000	1,047,000
	Southwest Airlines Co.	150,000	2,232,000
	Airlines Total		3,279,000
Building Products — 0.2%
	American Standard Companies, Inc.	32,500	1,453,075
	Building Products Total		1,453,075
Commercial Services & Supplies — 1.7%
	Asset Acceptance Capital Corp. (a)	68,222	1,395,140
	Avery Dennison Corp.	82,500	4,318,875
	Cendant Corp.	100,000	1,991,000
	Central Parking Corp.	50,000	817,500
	ChoicePoint, Inc. (a)	32,500	1,282,775
	Cintas Corp.	20,000	771,800
	Waste Management, Inc.	50,000	1,424,500
	Commercial Services & Supplies Total		12,001,590
Construction & Engineering — 0.3%
	Insituform Technologies, Inc., Class A (a)	50,000	745,500
	Shaw Group, Inc. (a)	67,500	1,219,725
	Construction & Engineering Total		1,965,225
Electrical Equipment — 0.7%
	ABB Ltd. (a)	75,000	465,582
	Emerson Electric Co.	20,000	1,253,400
	Thomas & Betts Corp. (a)	100,000	3,112,000
	Electrical Equipment Total		4,830,982
Industrial Conglomerates — 1.9%
	3M Co.	92,500	7,073,475
	General Electric Co.	117,550	4,255,310

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Industrial Conglomerates — (continued)
	Siemens AG, ADR	30,000	2,205,600
	Industrial Conglomerates Total		13,534,385
Machinery — 2.8%
	AGCO Corp. (a)	30,000	516,000
	Bucyrus International, Inc., Class A	32,500	1,265,550
	Caterpillar, Inc.	50,000	4,402,500
	Deere & Co.	35,000	2,188,900
	Eaton Corp.	60,000	3,519,000
	Hitachi Construction Machinery Co., Ltd.	125,000	1,598,780
	Kaydon Corp.	62,500	1,715,000
	Munters AB	40,000	953,629
	OSG Corp.	93,000	1,306,418
	Pall Corp.	60,000	1,609,800
	Timken Co.	40,000	993,600
	Machinery Total		20,069,177
Marine — 0.7%
	A.P. Moller — Maersk A/S	275	2,429,802
	Finnlines Oyj	130,000	2,334,942
	Marine Total		4,764,744
Road & Rail — 0.1%
	Kansas City Southern (a)	30,000	567,600
	Road & Rail Total		567,600
Trading Companies & Distributors — 0.6%
	Fastenal Co.	40,000	2,142,400
	GATX Corp.	72,500	2,372,200
	Trading Companies & Distributors Total		4,514,600
	INDUSTRIALS TOTAL		75,574,571
INFORMATION TECHNOLOGY — 10.9%
Communications Equipment — 2.2%
	Arris Group, Inc. (a)	75,000	569,250
	Cisco Systems, Inc. (a)	125,680	2,171,750
	Corning, Inc. (a)	200,000	2,750,000
	Motorola, Inc.	50,400	773,136
	Nokia Oyj, ADR	170,000	2,716,600
	Packeteer, Inc. (a)	77,500	905,200
	Polycom, Inc. (a)	27,500	419,650
	QUALCOMM, Inc.	92,500	3,227,325

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Communications Equipment — (continued)
	Tandberg ASA	220,000	2,246,037
	Communications Equipment Total		15,778,948
Computers & Peripherals — 1.1%
	Brocade Communications Systems, Inc. (a)	100,000	436,000
	EMC Corp.	101,650	1,333,648
	Hewlett-Packard Co.	100,000	2,047,000
	International Business Machines Corp.	27,500	2,100,450
	NEC Corp., ADR	100,000	551,000
	PalmOne, Inc. (a)	30,000	642,900
	Sun Microsystems, Inc. (a)	225,000	816,750
	Computers & Peripherals Total		7,927,748
Electronic Equipment & Instruments — 0.4%
	Celestica, Inc. (a)	75,000	862,500
	Murata Manufacturing Co., Ltd.	18,000	895,949
	Symbol Technologies, Inc.	82,500	1,103,025
	Electronic Equipment & Instruments Total		2,861,474
Internet Software & Services — 0.5%
	iVillage, Inc. (a)	87,500	573,125
	Yahoo!, Inc. (a)	100,000	3,451,000
	Internet Software & Services Total		4,024,125
IT Services — 1.5%
	Automatic Data Processing, Inc.	50,000	2,172,000
	Convergys Corp. (a)	75,000	972,000
	DST Systems, Inc. (a)	92,500	4,199,500
	First Data Corp.	40,000	1,521,200
	Paychex, Inc.	52,500	1,606,500
	IT Services Total		10,471,200
Office Electronics — 0.1%
	Canon, Inc., ADR	15,000	780,600
	Office Electronics Total		780,600
Semiconductors & Semiconductor Equipment — 2.7%
	Advanced Micro Devices, Inc. (a)	92,500	1,316,275
	Analog Devices, Inc.	30,000	1,023,300
	FEI Co. (a)	90,000	1,622,700
	Intel Corp.	100,300	2,359,056
	Intersil Corp., Class A	65,000	1,134,900
	Micron Technology, Inc.	105,000	1,019,550
	Samsung Electronics Co., Ltd., GDR (b)	30,000	6,765,000

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Semiconductors & Semiconductor Equipment — (continued)
	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	100,000	861,000
	Texas Instruments, Inc.	121,650	3,036,384
	Semiconductors & Semiconductor Equipment Total		19,138,165
Software — 2.4%
	Business Objects SA, ADR (a)	40,000	1,032,400
	Cadence Design Systems, Inc. (a)	50,000	700,000
	Check Point Software Technologies Ltd. (a)	75,000	1,571,250
	Intuit, Inc. (a)	20,000	806,000
	Micromuse, Inc. (a)	100,000	517,000
	Microsoft Corp.	248,120	6,277,436
	Novell, Inc. (a)	100,000	591,000
	Oracle Corp. (a)	124,230	1,436,099
	Quest Software, Inc. (a)	50,000	593,000
	SAP AG, ADR	30,000	1,182,900
	Symantec Corp. (a)	60,000	1,126,800
	Wind River Systems, Inc. (a)	100,000	1,298,000
	Software Total		17,131,885
	INFORMATION TECHNOLOGY TOTAL		78,114,145
MATERIALS — 4.1%
Chemicals — 2.2%
	Air Products & Chemicals, Inc.	57,500	3,376,975
	Dow Chemical Co.	40,000	1,837,200
	E.I. du Pont de Nemours & Co.	57,500	2,708,825
	International Flavors & Fragrances, Inc.	40,000	1,516,000
	Potash Corp. of Saskatchewan, Inc.	70,000	5,889,800
	Chemicals Total		15,328,800
Construction Materials — 0.2%
	Vulcan Materials Co.	30,000	1,591,200
	Construction Materials Total		1,591,200
Containers & Packaging — 0.1%
	Smurfit-Stone Container Corp. (a)	75,000	983,250
	Containers & Packaging Total		983,250
Metals & Mining — 1.4%
	Alpha Natural Resources, Inc. (a)	40,000	926,000
	Alumina Ltd., ADR	67,500	1,225,800
	Barrick Gold Corp.	50,000	1,116,000

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Metals & Mining — (continued)
	Companhia Vale do Rio Doce, ADR	120,000	3,234,000
	Inco Ltd.	57,500	2,055,050
	Placer Dome, Inc.	75,000	1,002,000
	Metals & Mining Total		9,558,850
Paper & Forest Products — 0.2%
	Votorantim Celulose e Papel SA, ADR	133,750	1,469,912
	Paper & Forest Products Total		1,469,912
	MATERIALS TOTAL		28,932,012
TELECOMMUNICATION SERVICES — 1.9%
Diversified Telecommunication Services — 1.6%
	BellSouth Corp.	67,500	1,788,075
	Cincinnati Bell, Inc. (a)	192,500	770,000
	Citizens Communications Co.	30,000	382,500
	Compania Anonima Nacional Telefonos de Venezuela, ADR	125,000	2,392,500
	Philippine Long Distance Telephone Co., ADR	36,800	948,336
	SBC Communications, Inc.	50,000	1,190,000
	Telekomunikasi Indonesia, ADR	110,000	1,982,200
	Verizon Communications, Inc.	50,000	1,790,000
	Diversified Telecommunication Services Total		11,243,611
Wireless Telecommunication Services — 0.3%
	Mobile TeleSystems, ADR	30,000	1,008,000
	Telemig Celular Participacoes SA	50,000	1,645,000
	Wireless Telecommunication Services Total		2,653,000
	TELECOMMUNICATION SERVICES TOTAL		13,896,611
UTILITIES — 2.4%
Electric Utilities — 1.4%
	Edison International	100,000	3,630,000
	Entergy Corp.	20,000	1,466,000
	Exelon Corp.	40,000	1,980,000
	TECO Energy, Inc.	137,500	2,283,875
	Westar Energy, Inc.	30,000	687,000
	Electric Utilities Total		10,046,875
Gas Utilities — 0.4%
	NiSource, Inc.	125,000	2,905,000
	Gas Utilities Total		2,905,000
Multi-Utilities & Unregulated Power — 0.5%
	Duke Energy Corp.	60,000	1,751,400
	Oneok, Inc.	57,500	1,659,450
	Multi-Utilities & Unregulated Power Total		3,410,850

		Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
Water Utilities — 0.1%
	American States Water Co.	32,500	825,500
	Water Utilities Total		825,500
	UTILITIES TOTAL		17,188,225
	Total Common Stocks (cost of $492,491,887)		589,538,546
Investment Company — 0.3%
	iShares MSCI Japan Index Fund	200,000	2,050,000
	Total Investment Management Company (cost of $1,543,000)		2,050,000

		Par ($)
Short-Term Obligation — 16.8%
	Repurchase agreement with State Street Bank & Trust Co., dated 04/29/05, due 05/02/05 at 2.750%, collateralized by a U.S. Treasury Note maturing 09/30/06, market value of $120,382,748 (repurchase proceeds $120,034,502)	120,007,000	120,007,000

	Total Short-Term Obligation (cost of $120,007,000)		120,007,000

	Total Investments — 99.7% (cost of $614,041,887)(c)(d)		711,595,546

	Other Assets & Liabilities, Net — 0.3%		2,334,343

	Net Assets — 100.0%		713,929,889

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities and exchange traded funds are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 2:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

(a)	Non-income producing security.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, the value of this security represents 0.9% of net assets.

(c)	Cost for federal income tax purposes is $614,041,887.

(d)	Unrealized appreciation and depreciation at April 30, 2005 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$111,181,565	$(13,627,906)	$97,553,659

Acronym	Name

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

INVESTMENT PORTFOLIO

April 30, 2005 (Unaudited)	CMG Core Bond Fund

			Par($)	Value ($)*
Mortgage-Backed Securities – 42.5%
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS – 12.7%
Federal National Mortgage Corp.
		4.500% 11/25/14	900,000	902,626
		5.000% 01/25/31	2,000,000	2,001,209
		6.500% 07/25/30	39,584	39,864
Federal Home Loan Mortgage Association
		4.000%10/15/18 -10/15/26	3,955,000	3,853,770
		4.500% 10/15/18 -08/15/28	2,150,000	2,136,925
		6.500% 10/15/23	100,000	106,454
Government National Mortgage Association
		4.500% 04/16/28	1,000,000	1,000,927
		AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS TOTAL		10,041,775
MORTGAGE-BACKED OBLIGATIONS –29.8%
Federal Home Loan Mortgage Association
		3.500% 10/01/18	327,926	306,933
		4.500% 02/01/19-02/01/20	5,704,513	5,653,656
		5.000% 01/01/19- 05/01/34	3,832,023	3,848,488
		5.500% 11/01/17-09/01/34	577,060	587,190
		6.000% 05/01/17	201,891	209,392
Federal National Mortgage Association
		4.000% 06/01/19	291,914	283,208
		5.500% 12/01/32 - 12/01/33	4,093,658	4,139,534
	TBA
		5.000% 12/01/30(a)	8,578,000	8,489,763
Government National Mortgage Association
		7.000% 01/15/32	71,035	75,286
		MORTGAGE-BACKED OBLIGATIONS TOTAL		23,593,450

		Total Mortgage-Backed Securities (cost of $33,588,098)		33,635,225
Corporate Fixed-Income Bonds & Notes – 29.8%
BASIC MATERIALS – 0.9%
Forest Products & Paper – 0.5%
International Paper Co.		4.250% 01/15/09	350,000	341,838
		Forest Products & Paper Total		341,838
Metals & Mining – 0.4%
Alcan, Inc.		7.250% 03/15/31	275,000	340,131
		Metals & Mining Total		340,131
		BASIC MATERIALS TOTAL		681,969

1

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – 3.5%
Media – 1.0%
Jones Intercable, Inc.	7.625% 04/15/08	375,000	407,576
Time Warner, Inc.	6.625% 05/15/29	375,000	409,729
	Media Total		817,305
Telecommunications – 2.5%
Cingular Wireless SV	8.750% 03/01/31	275,000	374,124
Deutsche Telekom International Finance BV	8.500% 06/15/10	325,000	377,205
Sprint Capital Corp.	6.875% 11/15/28	200,000	222,204
Verizon Global Funding Corp.	7.250% 12/01/10	500,000	561,400
Vodafone Group PLC	7.750% 02/15/10	375,000	426,892
	Telecommunications Total		1,961,825
	COMMUNICATIONS TOTAL		2,779,130
CONSUMER CYCLICAL – 0.8%
Retail – 0.6%
Lowe’s Companies, Inc.	6.500% 03/15/29	175,000	202,219
Wal-Mart Stores, Inc.	4.000% 01/15/10	300,000	295,467
	Retail Total		497,686
Auto Manufacturers – 0.2%
DaimlerChrysler NA Holding Corp.	8.500% 01/18/31	150,000	171,709
	Auto Manufacturers Total		171,709
	CONSUMER CYCLICAL TOTAL		669,395
CONSUMER NON-CYCLICAL – 3.5%
Beverages – 1.0%
Anheuser-Busch Companies, Inc.	5.750% 04/01/10	50,000	52,912
Diageo Capital PLC	3.375% 03/20/08	250,000	244,240
PepsiAmericas, Inc.	3.875% 09/12/07	475,000	471,841
	Beverages Total		768,993
Food – 1.2%
General Mills, Inc.	2.625% 10/24/06	400,000	392,032
Kroger Co.	6.200% 06/15/12	335,000	355,556
Safeway, Inc.	4.950% 08/16/10	170,000	168,910
	Food Total		916,498
Healthcare Services – 1.0%
UnitedHealth Group, Inc.	3.375% 08/15/07	400,000	393,280
WellPoint, Inc.	6.800% 08/01/12	100,000	111,730

2

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare Services – (continued)
WellPoint Health Networks, Inc.	6.375% 01/15/12	300,000	329,328
	Healthcare Services Total		834,338
Household Products/Wares – 0.3%
Fortune Brands, Inc.	2.875% 12/01/06	225,000	221,063
	Household Products/Wares Total		221,063
	CONSUMER NON-CYCLICAL TOTAL		2,740,892
ENERGY – 1.8%
Oil & Gas – 1.3%
ChevronTexaco Capital Co.	3.500% 09/17/07	200,000	197,920
Devon Energy Corp.	7.950% 04/15/32	175,000	223,136
Marathon Oil Corp.	6.800% 03/15/32	350,000	399,472
Occidental Petroleum Corp.	4.250% 03/15/10	225,000	222,671
	Oil & Gas Total		1,043,199
Pipelines – 0.5%
Kinder Morgan Energy Partners	7.300% 08/15/33	350,000	415,384
	Pipelines Total		415,384
	ENERGY TOTAL		1,458,583
FINANCIALS – 12.1%
Banks – 2.8%
Marshall & Ilsley Corp.	4.375% 08/01/09	400,000	400,268
U.S. Bank N.A.	6.375% 08/01/11	375,000	411,266
Wachovia Corp.	4.875% 02/15/14	700,000	697,354
Wells Fargo & Co.	3.000% 03/10/08(b)	730,000	724,802
	Banks Total		2,233,690
Diversified Financial Services – 7.2%
American Express Credit Corp.	3.000% 05/16/08	700,000	675,864
American General Finance Corp.	5.375% 09/01/09	50,000	51,426
Bear Stearns Co., Inc.	6.500% 05/01/06	200,000	205,238
Capital One Bank	4.875% 05/15/08	200,000	202,198
CIT Group, Inc.	4.125% 02/21/06	150,000	150,548
Citigroup, Inc.	5.000% 09/15/14	430,000	432,933
Countrywide Home Loan, Inc.	2.875% 02/15/07	425,000	415,161
Credit Suisse First Boston USA, Inc.	4.625% 01/15/08	400,000	403,532
Goldman Sachs Capital I	6.345% 02/15/34	325,000	343,060
HSBC Finance Corp.	6.400% 06/17/08	455,000	481,331
JPMorgan Chase Capital XV	5.875% 03/15/35	625,000	619,394
Lehman Brothers Holdings, Inc.	4.000% 01/22/08	225,000	223,544

3

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
Merrill Lynch & Co., Inc.	4.125% 01/15/09	400,000	395,108
Morgan Stanley	4.750% 04/01/14	400,000	387,624
Pitney Bowes Credit Corp.	5.750% 08/15/08	225,000	235,183
SLM Corp.	5.125% 08/27/12	425,000	434,507
	Diversified Financial Services Total		5,656,651
Insurance – 1.2%
Allstate Financial Global Funding II	2.625% 10/22/06(c)	150,000	146,951
American International Group, Inc.	2.875% 05/15/08	625,000	598,356
Genworth Financial, Inc.	4.750% 06/15/09	200,000	202,612
	Insurance Total		947,919
Real Estate Investment Trusts – 0.4%
Health Care Property Investors, Inc.
	6.450% 06/25/12	175,000	188,464
	6.875% 06/08/05	125,000	125,389
	Real Estate Investment Trusts Total		313,853
Savings & Loans – 0.5%
Washington Mutual, Inc.	4.200% 01/15/10	400,000	390,700
	Savings & Loans Total		390,700
	FINANCIALS TOTAL		9,542,813
INDUSTRIALS – 4.9%
Aerospace & Defense – 0.4%
Lockheed Martin Corp.	8.500% 12/01/29	160,000	222,093
United Technologies Corp.	7.125% 11/15/10	100,000	112,753
	Aerospace & Defense Total		334,846
Auto Manufacturers – 1.1%
Ford Motor Credit Co.	7.375% 10/28/09	550,000	531,294
General Motors Acceptance Corp.	7.750% 01/19/10	375,000	353,183
	Auto Manufacturers Total		884,477
Environmental Control – 0.5%
Waste Management, Inc.	7.375% 08/01/10	325,000	363,912
	Environmental Control Total		363,912
Machinery – 0.9%
Caterpillar Financial Services Corp.	3.625% 11/15/07	350,000	344,862
John Deere Capital Corp.	4.625% 04/15/09	375,000	377,363
	Machinery Total		722,225

4

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Miscellaneous Manufacturing – 1.0%
General Electric Co.	5.000% 02/01/13	750,000	762,097
	Miscellaneous Manufacturing Total		762,097
Transportation – 1.0%
CSX Corp.	4.875% 11/01/09	300,000	303,360
Canadian National Railway Co.	7.195% 01/02/16	74,295	87,918
Union Pacific Corp.	3.875% 02/15/09	385,000	377,377
	Transportation Total		768,655
	INDUSTRIALS TOTAL		3,836,212
TECHNOLOGY – 0.3%
Computers – 0.3%
International Business Machines Corp.	5.875% 11/29/32	250,000	268,085
	Computers Total		268,085
	TECHNOLOGY TOTAL		268,085
UTILITIES – 2.0%
Electric – 1.9%
CenterPoint Energy Houston Electric LLC	5.750% 01/15/14	350,000	369,376
Exelon Generation Co. LLC	6.950% 06/15/11	325,000	360,747
Scottish Power PLC	4.910% 03/15/10	400,000	405,364
Virginia Electric & Power Co.	5.375% 02/01/07	350,000	356,923
	Electric Total		1,492,410
Gas – 0.1%
Sempra Energy	4.750% 05/15/09	100,000	100,187
	Gas Total		100,187
	UTILITIES TOTAL		1,592,597

	Total Corporate Fixed-Income Bonds & Notes (cost of $23,657,453)		23,569,676
Government Agencies & Obligations – 15.7%
FOREIGN GOVERNMENT BONDS – 1.5%
Province of Ontario	3.500% 09/17/07	350,000	346,129
Quebec Province	6.500% 01/17/06	275,000	280,599
Republic of Italy	2.500% 03/31/06	300,000	296,928
United Mexican States	7.500% 04/08/33	230,000	248,975
	FOREIGN GOVERNMENT BONDS TOTAL		1,172,631
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 14.2%

Federal Home Loan Bank	2.250% 09/13/05	375,000	373,786

5

		Par ($)	Value ($)
Government Agencies & Obligations – (continued)
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – (continued)
U.S. Treasury Bill	3.000% 05/15/06	100,000	99,323
	2.480% 05/12/05	2,225,000	2,223,319
U.S. Treasury Bond	7.250% 05/15/16	1,025,000	1,287,336
	6.250% 08/15/23	3,265,000	3,923,867
	3.500% 11/15/06	740,000	739,509
U.S. Treasury Inflation Index Note	3.625% 01/15/08	2,219,671	2,387,447
U.S. Treasury Notes	4.250% 11/15/13	200,000	201,445
	U.S. GOVERNMENT AGENCIES & OBLIGATIONS TOTAL		11,236,032

	Total Government Agencies & Obligations (cost of $12,339,270)		12,408,663
Collateralized Mortgage Obligations – 4.3%
COLLATERALIZED MORTGAGE OBLIGATIONS – 3.5%
Bear Stearns Asset-Backed Securities, Inc.	5.000% 01/25/34	415,223	413,130
Countrywide Alternative Loan Trust	3.420% 03/25/34(b)	232,548	232,235
Countrywide Home Loans, Inc.	4.606% 12/19/33(b)	288,578	281,508
Residential Funding Mortgage Securities I, Inc.	3.420% 07/25/18(b)	413,701	414,272
Structured Asset Securities Corp.	5.500% 07/25/33	1,384,988	1,406,288
	COLLATERALIZED MORTGAGE OBLIGATIONS TOTAL		2,747,433
COMMERCIAL MORTGAGE BACKED SECURITIES – 0.8%
Asset Securitization Corp.	7.400% 10/13/26	539,013	560,099
Nationslink Funding Corp.	6.888% 11/10/30	90,000	94,866
	COMMERCIAL MORTGAGE BACKED SECURITIES TOTAL		654,965

	Total Collateralized Mortgage Obligations (cost of $3,397,927)		3,402,398
Asset-Backed Securities – 3.5%
ABFS Mortgage Loan Trust	4.428% 12/15/33	419,862	406,623
AmeriCredit Automobile Receivables Trust	3.220% 07/06/08	1,575,000	1,563,959
IMC Home Equity Loan Trust
	7.310% 11/20/28	67,553	67,589
	7.520% 08/20/28	34,617	34,609
New Century Home Equity Loan Trust
	2.940% 11/25/33	590,790	587,942
	7.320% 07/25/29	9,128	9,343

6

		Par ($)	Value ($)
Asset-Backed Securities – (continued)
Wilshire Mortgage Loan Trust	7.255% 05/25/28	76,831	76,702

	Total Asset-Backed Securities (cost of $2,783,923)		2,746,767
Short-Term Obligation – 13.2%
	Repurchase agreement with State Street Bank & Trust Co., dated 04/29/05, due 05/02/05 at 2.750%, collateralized by a U.S. Treasury Bond maturing 09/01/20, market value of $10,632,600 (repurchase proceeds $10,424,388)	10,422,000	10,422,000

	Total Short-Term Obligation (cost of $10,422,000)		10,422,000

	Total Investments – 109.0% (cost of $86,188,671)(d)(f)		86,184,730

	Other Assets & Liabilities, Net – (9.0)%		(7,131,824)

	Net Assets – 100.0%		79,052,906

	Notes to Investment Portfolio:
	*

Security Valuation:

Debt securities generally are valued by a pricing service approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

	(a)	Security purchased on a delayed delivery basis.
	(b)	Variable rate security. The interest rate shown reflects the rate as of April 30, 2005.
	(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, the value of this security represents 0.2% of net assets.

	(d)	Cost for federal income tax purposes is $86,337,726.
	(f)	Unrealized appreciation and depreciation at April 30, 2005 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$451,712	$(604,698)	$(152,986)

At April 30, 2005, the Fund held the following open short futures contract:

			Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Depreciation

2-Year U.S. Treasury Notes	30	$6,231,094	$6,226,406	June-2005	$(4,688)

Acronym	Name

TBA	To Be Announced

7

INVESTMENT PORTFOLIO

April 30, 2005 (Unaudited)	CMG High Yield Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – 92.6%
BASIC MATERIALS – 4.8%
Chemicals – 2.9%
Chemicals-Diversified – 0.6%
Equistar Chemicals LP
	10.125% 09/01/08	950,000	1,047,375
	10.625% 05/01/11	585,000	647,888
			1,695,263
Chemicals-Specialty – 1.3%
MacDermid, Inc.
	9.125% 07/15/11	2,170,000	2,332,750
Nalco Co.
	7.750% 11/15/11	1,635,000	1,675,875
			4,008,625
Industrial-Gases – 1.0%
Airgas, Inc.
	6.250% 07/15/14	155,000	152,675
	9.125% 10/01/11	2,570,000	2,782,025
			2,934,700
	Chemicals Total		8,638,588
Forest Products & Paper – 1.0%
Paper & Related Products – 1.0%
Boise Cascade LLC
	7.125% 10/15/14(a)	3,085,000	2,950,031
	Forest Products & Paper Total		2,950,031
Iron/Steel – 0.9%
Steel-Producers – 0.9%
Russel Metals, Inc.
	6.375% 03/01/14	1,760,000	1,672,000
United States Steel Corp.	9.750% 05/15/10	750,000	819,375
	Iron/Steel Total		2,491,375
	BASIC MATERIALS TOTAL		14,079,994
COMMUNICATIONS – 14.6%
Advertising – 1.8%
Advertising Sales – 1.8%
Lamar Media Corp.
	7.250% 01/01/13	5,265,000	5,422,950
	Advertising Total		5,422,950

1

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – 9.9%
Cable TV – 5.4%
DirecTV Holdings LLC
	8.375% 03/15/13	5,245,000	5,677,712
EchoStar DBS Corp.
	5.750% 10/01/08	3,835,000	3,777,475
	6.625% 10/01/14(a)	2,070,000	2,023,425
Rogers Cable, Inc.
	6.250% 06/15/13	2,550,000	2,397,000
	7.875% 05/01/12	1,880,000	1,950,500
			15,826,112
Multimedia – 0.5%
Emmis Operating Co.
	6.875% 05/15/12	1,495,000	1,480,050
Publishing-Periodicals – 3.0%
Dex Media West LLC
	5.875% 11/15/11(a)	4,495,000	4,326,438
R.H. Donnelley Finance Corp.
	10.875% 12/15/12(a)	3,770,000	4,326,075
			8,652,513
Television – 1.0%
LIN Television Corp.
	6.500% 05/15/13	3,050,000	2,943,250
	Media Total		28,901,925
Telecommunications – 2.9%
Cellular Telecommications – 2.9%
Nextel Communications, Inc.
	5.950% 03/15/14	520,000	527,800
	6.875% 10/31/13	605,000	636,762
	7.375% 08/01/15	4,110,000	4,377,150
Rogers Wireless, Inc.
	7.500% 03/15/15(a)	850,000	873,375

2

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunications – (continued)
Cellular Telecommunications – (continued)
	8.000% 12/15/12	1,910,000	1,962,525
	Telecommunications Total		8,377,612
	COMMUNICATIONS TOTAL		42,702,487
CONSUMER CYCLICAL – 21.2%
Auto Parts & Equipment – 0.6%
Auto/Truck Parts & Equipment Original– 0.6%
Accuride Corp.
	8.500% 02/01/15(a)	975,000	921,375
TRW Automotive, Inc.	9.375% 02/15/13	750,000	768,750
	Auto Parts & Equipment Total		1,690,125
Entertainment – 2.8%
Music – 0.8%
Warner Music Group
	7.375% 04/15/14(a)	2,285,000	2,276,431
Racetracks – 1.0%
Speedway Motorsports, Inc.
	6.750% 06/01/13	2,990,000	3,027,375
Theaters – 1.0%
Cinemark USA, Inc.
	9.000% 02/01/13	2,855,000	3,033,438
	Entertainment Total		8,337,244
Home Builders – 2.7%
Building-Residential/Commercial – 2.7%
K Hovnanian Enterprises, Inc.
	6.000% 01/15/10	875,000	855,312
	6.375% 12/15/14	750,000	729,375
	6.500% 01/15/14	600,000	591,000
KB Home
	7.750% 02/01/10	225,000	234,563
	8.625% 12/15/08	2,410,000	2,620,875
Toll Brothers, Inc.
	8.250% 02/01/11	130,000	136,825

3

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Home Builders – (continued)
Building-Residential/Commercial – (continued)
Toll Corp.
	8.250% 12/01/11	2,495,000	2,657,175
	Home Builders Total		7,825,125
Leisure Time – 3.0%
Cruise Lines – 2.0%
Royal Caribbean Cruises Ltd.
	6.750% 03/15/08	1,025,000	1,058,313
	6.875% 12/01/13	1,300,000	1,365,000
	8.750% 02/02/11	3,080,000	3,488,100
			5,911,413
Leisure & Recreational Products – 1.0%
K2, Inc.
	7.375% 07/01/14	1,500,000	1,537,500
Leslie’s Poolmart
	7.750% 02/01/13(a)	1,355,000	1,341,450
			2,878,950
	Leisure Time Total		8,790,363
Lodging – 8.6%
Casino Hotels – 7.6%
Kerzner International, Ltd.
	8.875% 08/15/11	2,805,000	2,994,337
MGM Mirage, Inc.
	6.000% 10/01/09	4,760,000	4,700,500
	9.750% 06/01/07	690,000	743,475
Park Place Entertainment Corp.
	7.875% 03/15/10	3,545,000	3,881,775
	8.875% 09/15/08	800,000	878,000
	9.375% 02/15/07	955,000	1,019,463
Station Casinos, Inc.
	6.500% 02/01/14	3,370,000	3,336,300
	6.875% 03/01/16	2,465,000	2,465,000
Wynn Las Vegas LLC
	6.625% 12/01/14(a)	2,355,000	2,184,262
			22,203,112

4

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Hotels & Motels – 1.0%
Starwood Hotels & Resorts Worldwide, Inc.
	7.375% 05/01/07	325,000	336,375
	7.875% 05/01/12	2,360,000	2,581,250
			2,917,625
	Lodging Total		25,120,737
Retail – 3.5%
Convenience Stores – 1.1%
Couche-Tard US
	7.500% 12/15/13	3,105,000	3,182,625
Retail-Automobiles – 1.5%
AutoNation, Inc.
	9.000% 08/01/08	2,745,000	2,992,050
Group 1 Automotive, Inc.
	8.250% 08/15/13	1,390,000	1,376,100
			4,368,150
Retail-Propane Distributors – 0.5%
Suburban Propane Partners
	6.875% 12/15/13	1,460,000	1,394,300
Retail-Restaurants – 0.4%
Dominos, Inc.
	8.250% 07/01/11	1,300,000	1,352,000
	Retail Total		10,297,075
	CONSUMER CYCLICAL TOTAL		62,060,669
CONSUMER NON-CYCLICAL – 16.7%
Beverages – 3.8%
Beverages-Non-Alcoholic – 2.1%
Cott Beverages, Inc.
	8.000% 12/15/11	5,885,000	6,179,250
Beverages-Wine/Spirits – 1.7%
Constellation Brands, Inc.
	8.000% 02/15/08	1,468,000	1,519,380
	8.125% 01/15/12	3,455,000	3,489,550
			5,008,930
	Beverages Total		11,188,180

5

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Commercial Services – 3.8%
Commercial Services – 1.5%
Iron Mountain, Inc.
	7.750% 01/15/15	1,850,000	1,748,250
	8.625% 04/01/13	2,675,000	2,675,000
			4,423,250
Private Corrections – 1.6%
Corrections Corp. of America
	6.250% 03/15/13(a)	765,000	740,137
	7.500% 05/01/11	3,580,000	3,691,875
			4,432,012
Rental Auto/Equipment – 0.7%
United Rentals, Inc.
	7.000% 02/15/14	1,040,000	930,800
	7.750% 11/15/13	1,225,000	1,133,125
			2,063,925
	Commercial Services Total		10,919,187
Healthcare Services – 5.9%
Medical-Hospitals – 2.8%
HCA, Inc.
	6.950% 05/01/12	3,675,000	3,827,843
Triad Hospitals, Inc.
	7.000% 05/15/12	4,325,000	4,433,125
			8,260,968
Medical Products – 1.1%
Fisher Scientific International Inc.
	6.750% 08/15/14(a)	3,330,000	3,350,813
Medical-HMO – 1.0%
Coventry Health Care, Inc.	5.875% 01/15/12(a)	2,925,000	2,910,375
Medical-Nursing Homes – 0.5%
Extendicare Health Services, Inc.
	6.875% 05/01/14	1,200,000	1,149,000
	9.500% 07/01/10	255,000	275,400
			1,424,400
Medical-Outpatient/Home Medical – 0.5%
Select Medical Corp.
	7.625% 02/01/15(a)	1,435,000	1,406,300
	Healthcare Services Total		17,352,856

6

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Household Products/Wares – 1.0%
Consumer Products-Miscellaneous – 1.0%
Scotts Co.
	6.625% 11/15/13	2,930,000	2,973,950
	Household Products/Wares Total		2,973,950
Pharmaceuticals – 2.2%
Medical-Wholesale Drug Distribution – 0.7%
AmerisourceBergen Corp.	8.125% 09/01/08	2,055,000	2,224,538
Pharmacy Services – 1.5%
Omnicare, Inc.
	8.125% 03/15/11	4,090,000	4,294,500
	Pharmaceuticals Total		6,519,038
	CONSUMER NON-CYCLICAL TOTAL		48,953,211
ENERGY – 14.8%
Coal – 3.4%
Arch Western Finance LLC
	6.750% 07/01/13	3,875,000	3,884,688
Peabody Energy Corp.
	6.875% 03/15/13	5,935,000	6,127,887
	Coal Total		10,012,575
Oil & Gas – 6.1%
Oil & Gas Drilling – 0.5%
Pride International, Inc.
	7.375% 07/15/14	1,265,000	1,334,575
Oil Companies-Exploration & Production – 5.6%
Chesapeake Energy Corp.
	6.375% 06/15/15(a)	3,460,000	3,399,450
	7.500% 09/15/13	2,315,000	2,419,175
Newfield Exploration Co.
	6.625% 09/01/14(a)	2,930,000	2,930,000
Plains Exploration & Production Co.
	7.125% 06/15/14	2,535,000	2,630,063
Pogo Producing Co.	6.625% 03/15/15(a)	1,905,000	1,888,331

7

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
Oil Companies-Exploration & Production – (continued)
Vintage Petroleum, Inc.	7.875% 05/15/11	3,050,000	3,187,250
			16,454,269
	Oil & Gas Total		17,788,844
Oil & Gas Services – 3.3%
Oil Field Machinery & Equipment – 1.9%
Grant Prideco, Inc.
	9.625% 12/01/07	1,920,000	2,092,800
	9.000% 12/15/09	3,225,000	3,515,250
			5,608,050
Oil-Field Services – 1.4%
Hornbeck Offshore Services, Inc.
	6.125% 12/01/14(a)	1,080,000	1,061,100
Universal Compression, Inc.
	7.250% 05/15/10	2,845,000	2,909,012
			3,970,112
	Oil & Gas Services Total		9,578,162
Pipelines – 2.0%
Pipelines – 2.0%
MarkWest Energy Partners
	6.875% 11/01/14(a)	1,560,000	1,536,600
Williams Companies, Inc.
	7.125% 09/01/11	1,440,000	1,494,000
	8.125% 03/15/12	2,740,000	2,938,650
	Pipelines Total		5,969,250
	ENERGY TOTAL		43,348,831
FINANCIALS – 0.7%
Real Estate Investment Trusts – 0.7%
Real Estate Investment Trusts-Diversified – 0.2%
IStar Financial, Inc.	Series B
	5.125% 04/01/11	735,000	722,373

8

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Real Estate Investment Trusts – (continued)
Real Estate Investment Trusts-Hotels – 0.5%
Host Marriott LP
	6.375% 03/15/15(a)	1,515,000	1,437,356
	Real Estate Investment Trusts Total		2,159,729
	FINANCIALS TOTAL		2,159,729
INDUSTRIALS – 15.8%
Aerospace & Defense – 2.4%
Aerospace & Defense-Equipment – 1.0%
TransDigm, Inc.
	8.375% 07/15/11	2,875,000	2,903,750
Electronics-Military – 1.4%
L-3 Communications Corp.
	6.125% 07/15/13	260,000	255,450
	7.625% 06/15/12	3,570,000	3,748,500
			4,003,950
	Aerospace & Defense Total		6,907,700
Environmental Control – 1.5%
Alternative Waste Technology – 0.6%
Synagro Technologies, Inc.
	9.500% 04/01/09	1,525,000	1,666,062
Non-Hazardous Waste Disposal – 0.9%
Allied Waste North America, Inc.
	6.375% 04/15/11	2,725,000	2,479,750
	6.500% 11/15/10	280,000	263,900
			2,743,650
	Environmental Control Total		4,409,712
Hand/Machine Tools – 1.0%
Machine Tools & Related Products – 1.0%
Kennametal, Inc.
	7.200% 06/15/12	2,560,000	2,851,763
	Hand/Machine Tools Total		2,851,763
Machinery-Diversified – 1.2%
Machinery-General Industry – 1.2%
Manitowoc Co., Inc.
	7.125% 11/01/13	245,000	250,819

9

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Machinery-Diversified – (continued)
Machinery-General Industry – (continued)
Westinghouse Air Brake Technologies Corp.

	6.875% 07/31/13	3,340,000	3,356,700
	Machinery-Diversified Total		3,607,519
Packaging & Containers – 6.6%
Containers-Metal/Glass – 5.1%
Ball Corp.
	6.875% 12/15/12	5,630,000	5,798,900
Owens-Brockway Glass Container
	6.750% 12/01/14(a)	735,000	723,975
	8.875% 02/15/09	1,115,000	1,179,113
Owens-Illinois, Inc.
	7.500% 05/15/10	2,315,000	2,378,662
Silgan Holdings, Inc.
	6.750% 11/15/13	4,800,000	4,764,000
Smurfit-Stone Container Corp.
	7.375% 07/15/14	1,375,000	1,278,750
	8.375% 07/01/12	2,305,000	2,281,950
	9.750% 02/01/11	980,000	1,014,300
			4,575,000
	Packaging & Containers Total		19,419,650
Transportation – 3.1%
Transportation-Marine – 2.1%
Teekay Shipping Corp.
	8.875% 07/15/11	5,530,000	6,221,250
Transportation-Services – 1.0%
Offshore Logistics, Inc.
	6.125% 06/15/13	3,120,000	2,893,800
	Transportation Total		9,115,050
	INDUSTRIALS TOTAL		46,311,394

10

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
TECHNOLOGY – 1.0%
Semiconductors – 1.0%
Electronic Components-Semiconductors – 1.0%
Freescale Semiconductor, Inc.
	6.875% 07/15/11	2,815,000	2,920,563
	Semiconductors Total		2,920,563
	TECHNOLOGY TOTAL		2,920,563
UTILITIES – 3.0%
Electric – 3.0%
Electric-Generation – 2.4%
AES Corp.
	7.750% 03/01/14	4,205,000	4,289,100
Texas Genco LLC
	6.875% 12/15/14(a)	2,885,000	2,841,725
			7,130,825
Electric-Integrated – 0.6%
Nevada Power Co.
	5.875% 01/15/15(a)	705,000	689,138
	6.500% 04/15/12	735,000	749,700
Northwestern Corp.
	5.875% 11/01/14(a)	175,000	174,781
			1,613,619
	Electric Total		8,744,444
	UTILITIES TOTAL		8,744,444

	Total Corporate Fixed-Income Bonds & Notes (cost of $274,292,222)		271,281,322

Short-Term Obligation – 5.8%

	Repurchase agreement with State Street Bank & Trust Co., dated 04/29/05, due 05/02/05 at 2.760%, collateralized by a U.S. Treasury Bond maturing 02/15/10, market value of $17,406,350 (repurchase proceeds $17,067,910).	17,064,000	17,064,000

	Total Short-Term Obligation (cost of $17,064,000)		17,064,000

	Total Investments – 98.4% (cost of $291,356,222)(b)(c)		288,345,322

	Other Assets & Liabilities, Net – 1.6%		4,730,173

	Net Assets – 100.0%		293,075,495

11

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by a pricing service approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.

(a)

These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, these securities amounted to $43,657,943, which represents 14.9% of Net Assets.

(b)	Cost for federal income tax purposes is $292,813,992.
(c)	Unrealized appreciation and depreciation at April 30, 2005, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation

$2,703,115	$(7,171,785)	$(4,486,670)

12

INVESTMENT PORTFOLIO

April 30, 2005 (Unaudited)	CMG Short Term Bond Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – 35.9%
BASIC MATERIALS – 0.5%
Forest Products & Paper – 0.5%
International Paper Co.	4.250% 01/15/09	550,000	537,174
	Forest Products & Paper Total		537,174
	BASIC MATERIALS TOTAL		537,174
COMMUNICATIONS – 4.2%
Media – 1.2%
Jones Intercable, Inc.	7.625% 04/15/08	500,000	543,435
Time Warner, Inc.	6.125% 04/15/06	565,000	576,215
		Media Total	1,119,650
Telecommunications – 3.0%
AT&T Wireless Services, Inc.	7.500% 05/01/07	300,000	318,657
Deutsche Telekom International Finance BV	8.500% 06/15/10	350,000	406,221
SBC Communications, Inc.	5.750% 05/02/06	450,000	457,686
Sprint Capital Corp.	6.375% 05/01/09	345,000	366,476
Verizon Global Funding Corp.	7.600% 03/15/07	825,000	875,160
Vodafone Group PLC	7.750% 02/15/10	475,000	540,731
	Telecommunications Total		2,964,931
	COMMUNICATIONS TOTAL		4,084,581
CONSUMER CYCLICAL – 2.0%
Auto Manufacturers – 0.3%
DaimlerChrysler N.A. Holding Corp.	4.750% 01/15/08	265,000	261,934
	Auto Manufacturers Total		261,934
Housewares – 0.6%
Newell Rubbermaid, Inc.	2.000% 05/01/05	600,000	599,976
	Housewares Total		599,976
Retail – 1.1%
Costco Wholesale Corp.	5.500% 03/15/07	575,000	590,611
Wal-Mart Stores, Inc.	4.000% 01/15/10	500,000	492,445
		Retail Total	1,083,056
	CONSUMER CYCLICAL TOTAL		1,944,966
CONSUMER NON-CYCLICAL – 3.7%
Beverages – 0.8%
Coca-Cola Enterprises, Inc.	5.750% 11/01/08	750,000	785,003
	Beverages Total		785,003
Food – 1.2%
General Mills, Inc.	2.625% 10/24/06	625,000	612,550
Kroger Co.	7.650% 04/15/07	275,000	293,103
Safeway, Inc.	4.950% 08/16/10	280,000	278,205
		Food Total	1,183,858

1

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare Services – 1.0%
WellPoint, Inc.	4.875% 08/01/05	475,000	476,572
UnitedHealth Group, Inc.	3.375% 08/15/07	500,000	491,600
	Healthcare Services Total		968,172
Household Products/Wares – 0.7%
Fortune Brands, Inc.	2.875% 12/01/06	725,000	712,313
	Household Products/Wares Total		712,313
	CONSUMER NON-CYCLICAL TOTAL		3,649,346
ENERGY – 2.6%
Oil & Gas – 2.0%
ChevronTexaco Capital Co.	3.500% 09/17/07	500,000	494,800
Devon Energy Corp.	2.750% 08/01/06	550,000	541,332
Marathon Oil Corp.	5.375% 06/01/07	500,000	510,580
Occidental Petroleum Corp.
	4.250% 03/15/10	425,000	420,601
	Oil & Gas Total		1,967,313
Pipelines – 0.6%
Kinder Morgan Energy Partners LP	6.750% 03/15/11	500,000	546,410
	Pipelines Total		546,410
	ENERGY TOTAL		2,513,723
FINANCIALS – 16.1%
Banks – 3.1%
Marshall & Ilsley Corp.	4.375% 08/01/09	600,000	600,402
U.S. Bancorp	3.125% 03/15/08	600,000	582,864
Wachovia Corp.	3.500% 08/15/08	850,000	830,824
Wells Fargo & Co.	3.000% 03/10/08(a)	1,000,000	992,880
		Banks Total	3,006,970
Diversified Financial Services – 9.7%
American Express Credit Corp.	3.000% 05/16/08	1,000,000	965,520
American General Finance Corp.	3.000% 11/15/06	250,000	246,080
Bear Stearns Co., Inc.	6.500% 05/01/06	300,000	307,857
Capital One Bank	4.875% 05/15/08	225,000	227,473
CIT Group, Inc.	4.125% 02/21/06	350,000	351,278
Citigroup, Inc.	6.750% 12/01/05	950,000	967,888
Countrywide Home Loan, Inc.	2.875% 02/15/07	500,000	488,425
Credit Suisse First Boston USA, Inc.	4.625% 01/15/08	350,000	353,091
General Electric Capital Corp.	4.250% 01/15/08	1,450,000	1,452,755
Goldman Sachs Group, Inc.	4.125% 01/15/08	325,000	324,428
HSBC Finance Corp.	6.400% 06/17/08	475,000	502,488
JPMorgan Chase & Co.	3.800% 10/02/09	1,000,000	973,180

2

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
Lehman Brothers Holdings, Inc.	4.000% 01/22/08	550,000	546,441
Merrill Lynch & Co., Inc.	4.125% 01/15/09	425,000	419,802
Morgan Stanley	3.875% 01/15/09	650,000	637,871
Pitney Bowes Credit Corp.	5.750% 08/15/08	350,000	365,841
USA Education, Inc.	5.625% 04/10/07	400,000	410,932
	Diversified Financial Services Total		9,541,350
Insurance – 1.7%
Allstate Financial Global Funding II	2.625% 10/22/06(b)	600,000	587,802
American International Group, Inc.	2.875% 05/15/08	650,000	622,290
Genworth Financial, Inc.	4.750% 06/15/09	500,000	506,530
	Insurance Total		1,716,622
Real Estate Investment Trusts – 0.5%
Health Care Property Investors, Inc.	6.875% 06/08/05	500,000	501,555
	Real Estate Investment Trusts Total		501,555
Savings & Loans – 1.1%
Washington Mutual, Inc.	4.200% 01/15/10	650,000	634,888
World Savings Bank	4.125% 03/10/08	500,000	498,415
	Savings & Loans Total		1,133,303
	FINANCIALS TOTAL		15,899,800
INDUSTRIALS – 4.5%
Aerospace & Defense – 0.6%
Boeing Co.	8.100% 11/15/06	525,000	556,101
	Aerospace & Defense Total		556,101
Auto Manufacturers – 1.1%
General Motors Acceptance Corp.	7.750% 01/19/10	450,000	423,819
Ford Motor Credit Co.	7.375% 10/28/09	725,000	700,343
	Auto Manufacturers Total		1,124,162
Environmental Control – 0.3%
Waste Management, Inc.	7.125% 10/01/07	300,000	318,948
	Environmental Control Total		318,948
Machinery – 1.0%
Caterpillar Financial Services Corp.	3.625% 11/15/07	600,000	591,192
John Deere Capital Corp.	4.625% 04/15/09	400,000	402,520
	Machinery Total		993,712
Transportation – 1.5%
Canadian National Railway Co.	6.450% 07/15/06(a)	600,000	617,178
CSX Corp.	6.460% 06/22/05	525,000	527,178

3

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Transportation – (continued)
Union Pacific Corp.	3.875% 02/15/09	325,000	318,565
	Transportation Total		1,462,921
	INDUSTRIALS TOTAL		4,455,844
TECHNOLOGY – 0.6%
Computers – 0.6%
International Business Machines Corp.	4.250% 09/15/09	580,000	579,147
	Computers Total		579,147
	TECHNOLOGY TOTAL		579,147
UTILITIES – 1.7%
Electric – 1.5%
Exelon Generation Co.	6.950% 06/15/11	350,000	388,497
Scottish Power PLC	4.910% 03/15/10	550,000	557,375
Virginia Electric & Power Co.	5.375% 02/01/07	500,000	509,890
		Electric Total	1,455,762
Gas – 0.2%
Sempra Energy	4.750% 05/15/09	250,000	250,468
		Gas Total	250,468
	UTILITIES TOTAL		1,706,230

	Total Corporate Fixed-Income Bonds & Notes (cost of $35,606,484)		35,370,811
Collateralized Mortgage Obligations – 18.0%
COLLATERALIZED MORTGAGE OBLIGATIONS – 16.9%
Bear Stearns Adjustable Rate Mortgage Trust	3.514% 06/25/34(a)	1,000,000	1,037,730
Bear Stearns Asset-Backed Securities, Inc.	5.000% 01/25/34	1,039,488	1,034,249
Countrywide Alternative Loan Trust	3.420% 03/25/34(a)	1,299,062	1,297,315
Countrywide Home Loans
	3.420% 08/25/18(a)	2,306,518	2,294,593
	3.520% 03/25/34(a)	1,470,908	1,472,467
First Horizon Mortgage Pass-Through Trust
	3.520% 03/25/18(a)	1,252,249	1,258,598
	3.470% 06/25/18(a)	1,118,391	1,123,021
IMPAC CMB Trust	3.400% 12/25/33(a)	559,379	566,316
Ocwen Residential MBS Corp.	7.000% 10/25/40(b)	151,369	152,511
PNC Mortgage Securities Corp.	0.010% 04/28/27(a)(c)	13,034	12,338
Residential Accredit Loans, Inc.	3.420% 06/25/34(a)	1,029,865	1,029,865

4

		Par ($)	Value ($)
Collateralized Mortgage Obligations – (continued)
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
Residential Asset Securitization Trust
	5.500% 07/25/33	587,777	589,123
	3.470% 02/25/34(a)	1,954,666	1,956,445
SACO I, Inc.	7.000% 08/25/36(b)	322,696	323,760
Structured Asset Securities Corp.	5.750% 04/25/33	1,105,366	1,107,725
Washington Mutual Mortgage Securities Corp.	3.350% 03/25/18–06/25/18(a)	1,382,332	1,389,566
	COLLATERALIZED MORTGAGE OBLIGATIONS TOTAL		16,645,622
COMMERCIAL MORTGAGE BACKED SECURITIES – 1.1%
Nationslink Funding Corp.	6.888% 11/10/30	500,000	527,030
Nomura Asset Securities Corp.	7.120% 04/13/39	530,000	543,430
	COMMERCIAL MORTGAGE BACKED SECURITIES TOTAL		1,070,460

	Total Collateralized Mortgage Obligations (cost of $17,657,316)		17,716,082
Mortgage-Backed Securities – 15.4%
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS – 6.1%
Federal Home Loan Mortgage Corp.
	3.000% 06/15/09	2,405,972	2,398,322
	4.000% 09/15/15–10/15/26	2,970,000	2,942,896
	6.500% 11/15/30	224,867	227,785
Federal National Mortgage Association	3.400% 09/25/18(a)	441,627	442,396
	AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS TOTAL		6,011,399
MORTGAGE-BACKED OBLIGATIONS – 9.3%
Federal Home Loan Mortgage Corp.
	4.000% 05/01/11	1,853,899	1,829,483
	4.500% 11/01/07–11/01/19	1,748,073	1,742,579
Federal National Mortgage Association
	4.500% 01/01/20	973,224	964,365
	5.500% 12/01/17–11/01/18	1,264,941	1,296,656
	6.000% 03/01/09–05/01/09	455,011	464,287
TBA
	5.000% 12/01/20(d)	1,857,000	1,869,767
Small Business Administration
	3.375% 10/25/21–06/25/22(a)	572,526	571,689
	3.500% 07/25/21–11/25/21(a)	113,547	112,655
	3.875% 01/25/17(a)	271,785	269,739
	MORTGAGE-BACKED OBLIGATIONS TOTAL		9,121,220

	Mortgage-Backed Securities Total (cost of $15,240,262)		15,132,619

5

		Par ($)	Value ($)
Asset-Backed Securities – 15.2%
AmeriCredit Automobile Receivables Trust	2.970% 03/06/07	367,595	366,889
Ameriquest Mortgage Securities, Inc.	3.370% 05/25/33(a)	522,063	522,340
CIT Equipment Collateral	2.200% 03/20/08	150,000	147,930
Cityscape Home Equity Loan Trust
	7.410% 05/25/28	101,522	101,471
	7.650% 09/25/25	519,752	518,750
	7.890% 07/25/18	245,789	245,531
	7.940% 10/25/18	122,214	122,111
ContiMortgage Home Loan Equity Trust	7.580% 08/15/28	545,667	551,849
Countrywide Asset-Backed Certificates	3.110% 08/25/35(a)	1,168,367	1,168,718
IMC Home Equity Loan Trust
	7.500% 04/25/26	674,085	688,863
	7.520% 08/20/28	82,549	82,528
KeyCorp Student Loan Trust
	3.514% 08/27/25(a)	940,271	945,224
	3.811% 01/27/23(a)(b)	1,069,261	1,076,928
New Century Home Equity Loan Trust	3.390% 01/25/34(a)	1,052,041	1,056,586
SLM Student Loan Trust
	3.531% 01/25/10(a)	937,598	939,172
	3.861% 07/25/11(a)	1,400,000	1,400,686
	3.981% 01/25/13(a)	3,140,000	3,240,668
UCFC Home Equity Loan	6.315% 04/15/30	296,692	304,584
Volkswagen Auto Lease Trust	3.940% 10/20/10	1,500,000	1,492,336

	Total Asset-Backed Securities (cost of $14,885,021)		14,973,164
Government Agencies & Obligations – 9.8%
FOREIGN GOVERNMENT BONDS – 2.6%
Province of Ontario	6.000% 02/21/06	350,000	356,601
Quebec Province
	6.500% 01/17/06	600,000	612,216
	7.000% 01/30/07	85,000	89,453
Republic of Italy	2.500% 03/31/06	750,000	742,320
United Mexican States	4.625% 10/08/08	780,000	774,930
	FOREIGN GOVERNMENT BONDS TOTAL		2,575,520
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 7.2%
A.I.D. Morocco	3.406% 05/01/23(a)	370,000	365,375
Federal Home Loan Bank
	2.250% 09/13/05	1,150,000	1,146,277
	3.000% 05/15/06	125,000	124,154
U.S. Treasury Bond	3.500% 11/15/06	1,050,000	1,049,303

6

		Par ($)	Value ($)
Government Agencies & Obligations – (continued)
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – (continued)
U.S. Treasury Inflation Index Note	3.625% 01/15/08	3,050,564	3,281,144
U.S. Treasury Note	3.375% 10/15/09	1,100,000	1,077,914
	U.S. GOVERNMENT AGENCIES & OBLIGATIONS TOTAL		7,044,167

	Total Government Agencies & Obligations (cost of $9,704,134)		9,619,687
Short-Term Obligation – 7.2%
	Repurchase agreement with State Street Bank & Trust Co., dated 04/29/05, due 05/02/05 at 2.750%, collateralized by a U.S. Treasury Bond maturing 02/15/10, market value of $7,265,863 (repurchase proceeds $7,121,632)	7,120,000	7,120,000

	Total Short-Term Obligation (cost of $7,120,000)		7,120,000

	Total Investments – 101.5% (cost of $100,213,217)(e)(f)		99,932,363

	Other Assets & Liabilities, Net – (1.5)%		(1,435,965)

	Net Assets – 100.0%		98,496,398

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by a pricing service approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a)	Variable rate security. The interest rate shown reflects the rate as of April 30, 2005.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, these securities amounted to $2,141,001, which represents 2.2% of net assets.

(c)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration. At April 30, 2005, the value of this security represents 0.0% of net assets.

(d)	Security purchased on a delayed delivery basis.

(e)	Cost for federal income tax purposes is $100,734,624.

(f)	Unrealized appreciation and depreciation at April 30, 2005 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$336,050	$(1,138,311)	$(802,261)

7

At April 30, 2005, the Fund held the following open short futures contract:

			Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Depreciation
2-Year U.S. Treasury Notes	25	$5,192,578	$5,188,672	June-2005	$(3,906)

Acronym	Name

TBA	To Be Announced

8

INVESTMENT PORTFOLIO
April 30, 2005 (Unaudited)	CMG Ultra Short Term Bond Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes — 37.7%
COMMUNICATIONS — 1.4%
Media — 0.3%
Time Warner, Inc.	5.625% 05/01/05	275,000	275,017
		Media Total	275,017

Telecommunications — 1.1%
France Telecom SA	7.450% 03/01/06	400,000	411,560
Verizon Global Funding Corp.	6.750% 12/01/05	536,000	545,144
	Telecommunications Total		956,704
	COMMUNICATIONS TOTAL		1,231,721

CONSUMER CYCLICAL — 2.4%
Auto Manufacturers — 0.7%
DaimlerChrysler North America Holding	3.470% 05/24/06(a)	600,000	600,504
	Auto Manufacturers Total		600,504

Retail — 1.7%
Lowe’s Companies, Inc.	7.500% 12/15/05	570,000	582,751
Target Corp.	5.950% 05/15/06	885,000	904,523
		Retail Total	1,487,274
	CONSUMER CYCLICAL TOTAL		2,087,778

CONSUMER NON-CYCLICAL — 3.2%
Agriculture — 0.6%
Cargill, Inc.	6.250% 05/01/06(b)	500,000	511,900
	Agriculture Total		511,900

Beverages — 1.0%
Coca-Cola Co.	4.000% 06/01/05	850,000	850,433
	Beverages Total		850,433

Commercial Services — 0.3%
Waste Management, Inc.	7.000% 05/15/05	245,000	245,238
	Commercial Services Total		245,238

Pharmaceuticals — 1.1%
Abbott Laboratories	6.800% 05/15/05	430,000	430,456
Eli Lilly & Co.	2.920% 08/24/07(a)	500,000	500,015
	Pharmaceuticals Total		930,471

Tobacco — 0.2%
Altria Group, Inc.	6.375% 02/01/06	200,000	203,278
		Tobacco Total	203,278
	CONSUMER NON-CYCLICAL TOTAL		2,741,320

ENERGY — 1.1%
Oil & Gas — 0.7%
Ocean Energy, Inc.	7.625% 07/01/05	150,000	150,994
Ras Laffan Liquefied Natural Gas Co., Ltd.	3.437% 09/15/09(b)	457,050	442,438

1

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
	Oil & Gas Total		593,432

Pipelines — 0.4%
Duke Energy Field Services LLC	7.500% 08/16/05	300,000	303,033
	Pipelines Total		303,033
	ENERGY TOTAL		896,465

FINANCIALS — 23.8%
Banks — 1.8%
Bank of Scotland	3.500% 11/30/07(b)	1,000,000	984,690
Bank One Corp.	3.073% 02/27/06(a)	545,000	545,066
		Banks Total	1,529,756

Diversified Financial Services — 19.3%
Caterpillar Financial Services Corp.	2.989% 09/08/06(a)	1,000,000	1,000,670
CIT Group, Inc.
	6.500% 02/07/06	360,000	367,387
	6.625% 06/15/05	448,000	449,667
Countrywide Home Loans, Inc.	3.250% 05/21/08	1,500,000	1,449,105
Education Loans, Inc.	3.130% 12/01/36	900,000	900,000
Ford Motor Credit Co.
	4.950% 01/15/08	350,000	330,862
	6.875% 02/01/06	150,000	151,997
General Electric Capital Corp.
	5.350% 03/30/06	500,000	507,675
	6.500% 12/10/07	500,000	528,875
Goldman Sachs Group, Inc.	3.350% 10/27/06(a)	1,500,000	1,502,730
Household Financial Corp.	7.650% 05/15/07	1,400,000	1,489,040
International Lease Finance Corp.	5.120% 06/01/05	400,000	400,576
John Deere Capital Corp.
	3.150% 05/20/05(a)	250,000	249,992
	3.370% 07/11/05(a)	800,000	800,152
	4.125% 07/15/05	360,000	360,518
JPMorgan & Co., Inc.	6.250% 12/15/05	500,000	507,035
MBNA America Bank NA	7.750% 09/15/05	280,000	284,088
Merrill Lynch & Co.
	3.200% 06/06/06(a)	700,000	701,715

	3.250% 05/22/06(a)	800,000	804,971
Morgan Stanley	3.020% 11/24/06(a)	1,500,000	1,501,545
National Rural Utilities	6.650% 10/01/05	325,000	329,030
Nordstrom Credit, Inc.	6.700% 07/01/05	500,000	505,425
SLM Corp.	3.210% 09/15/06(a)	1,510,000	1,511,042
	Diversified Financial Services Total		16,634,097

2

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Insurance — 2.1%
Allstate Corp.	7.875% 05/01/05	500,000	500,065
Genworth Financial, Inc.	3.160% 06/15/07(a)	1,100,000	1,101,991
Prudential Financial, Inc.	4.104% 11/15/06	225,000	225,027
	Insurance Total		1,827,083
Savings & Loans — 0.6%
World Savings Bank FSB	4.125% 03/10/08	500,000	498,415
	Savings & Loans Total		498,415
	FINANCIALS TOTAL		20,489,351
INDUSTRIALS — 2.4%
Aerospace & Defense — 0.1%
Raytheon Co.	6.500% 07/15/05	67,000	67,381
	Aerospace & Defense Total		67,381
Electrical Components & Equipment — 1.7%
Emerson Electric Co.	6.300% 11/01/05	1,470,000	1,489,889
	Electrical Components & Equipment Total		1,489,889
Transportation — 0.6%
CSX Corp.	3.510% 08/03/06(a)	500,000	500,000
	Transportation Total		500,000
	INDUSTRIALS TOTAL		2,057,270
TECHNOLOGY — 1.8%
Computers — 1.8%
Hewlett-Packard Co.	7.150% 06/15/05	1,500,000	1,506,420
	Computers Total		1,506,420
	TECHNOLOGY TOTAL		1,506,420
UTILITIES — 1.6%
Electric — 1.6%
Consolidated Edison Co.	6.625% 12/15/05	329,000	334,632
Georgia Power Co.	6.200% 02/01/06	300,000	305,373
Wisconsin Electric Power Co.	3.500% 12/01/07	750,000	738,915
	Electric Total		1,378,920
	UTILITIES TOTAL		1,378,920
	Total Corporate Fixed-Income Bonds & Notes (cost of $32,517,453)		32,389,245
Mortgage Backed Securities — 19.6%
COLLATERALIZED MORTGAGE-OBLIGATIONS — 3.8%
Federal Home Loan Mortgage Corp.
	4.250% 03/15/17	1,050,000	1,051,736
	4.000% 05/15/14—07/15/24	780,554	774,108

3

		Par ($)	Value ($)
Mortgage Backed Securities — (continued)
Federal National Mortgage Association	5.000% 01/25/23	938,879	947,171
Washington Mutual	3.624% 04/25/35(a)	478,326	478,384
	COLLATERALIZED MORTGAGE-OBLIGATIONS TOTAL		3,251,399
MORTGAGE-BACKED OBLIGATIONS — 15.8%
Federal Home Loan Bank
	2.500% 11/15/05—03/13/06	1,500,000	1,488,507
	5.375% 02/15/07	1,250,000	1,280,659
Federal Home Loan Mortgage Corp.
	2.810% 02/02/06	1,000,000	994,771
	5.000% 12/01/19	1,946,533	1,962,750
	2.750% 10/15/06	1,500,000	1,478,147
Federal National Mortgage Association
	6.000% 09/01/19	1,822,060	1,889,172
	3.250% 06/28/06	2,000,000	1,988,008
	6.500% 07/01/34	425,294	443,543
TBA
	5.500% 02/15/20(c)	2,000,000	2,046,250
	MORTGAGE-BACKED OBLIGATIONS TOTAL		13,571,807
	Total Mortgage Backed Securities (cost of $16,950,626)		16,823,206
Asset-Backed Securities — 11.0%
AmeriCredit Automobile Receivables Trust	3.930% 10/06/11	500,000	493,115
Ameriquest Mortgage Securities, Inc.	5.000% 06/25/06 I.O. (d)	10,050,000	322,102
Citibank Credit Card Issuance Trust	2.700% 01/15/08	310,000	308,270
Credit-Based Asset Servicing & Securitization	3.190% 05/25/35(a)	64,385	64,394
DaimlerChrysler Auto Trust	3.090% 01/08/08	300,000	298,830
Franklin Auto Trust	3.130% 11/15/11	500,000	490,525
Harley-Davidson Motorcycle Trust	2.630% 11/15/10	275,000	271,191
Long Beach Mortgage Loan Trust	4.500% 12/25/06 I.O. (d)	5,194,804	248,831
MBNA Credit Card Master Note Trust	5.750% 10/15/08	439,000	448,008
Nissan Auto Lease Trust	2.570% 06/15/09	611,561	605,814
Onyx Acceptance Grantor Trust
	2.400% 12/15/07	219,769	218,666
	3.090% 09/15/08	500,000	495,895
Providian Gateway Master Trust	3.350% 09/15/11(b)	1,500,000	1,472,055
Residential Asset Mortgage Products, Inc.
	3.030% 04/25/24(a)	532,255	532,334
	3.420% 10/25/27	1,237,000	1,219,843
	3.810% 01/25/26	700,000	691,523
Triad Auto Receivables Owner Trust	1.400% 09/12/07	120,539	120,049

4

		Par ($)	Value ($)
Asset-Backed Securities — (continued)
USAA Auto Owner Trust	2.930% 07/16/07	300,000	298,662
Volkswagen Auto Loan Enhanced Trust	2.270% 10/22/07	203,000	200,966
WFS Financial Owner Trust	1.760% 01/21/08	181,774	180,831
	2.850% 09/22/08	500,000	496,720
	Total Asset-Backed Securities (cost of $9,799,473)		9,478,624
Government Agencies & Obligations — 7.2%
FOREIGN GOVERNMENT BONDS —2.6%
Italy Government International Bond	4.000% 06/16/08	1,000,000	998,370
Russia Government International Bond	8.750% 07/24/05	1,200,000	1,212,960
	FOREIGN GOVERNMENT BONDS TOTAL		2,211,330
U.S. GOVERNMENT AGENCIES & OBLIGATIONS — 4.6%
U.S. Treasury Notes	1.500% 07/31/05	1,400,000	1,395,243
	2.500% 10/31/06	2,100,000	2,068,172
	3.125% 01/31/07	500,000	495,860
	U.S. GOVERNMENT AGENCIES & OBLIGATIONS TOTAL		3,959,275
	Total Government Agencies & Obligations (cost of $6,208,776)		6,170,605
Municipal Bonds — 4.7%
CA El Dorado District	2.950% 03/01/34 (e)	500,000	498,605
IL Midwestern University Foundation Education Loan Revenue
	3.130% 10/01/37 (e)	1,000,000	1,000,000
MO Higher Education Loan Authority
	3.150% 02/15/25 (e)	500,000	500,000
NY City
	Series L,
	4.000% 12/01/06 (e)	300,000	300,657
NY State Urban Development Corp.
	3.580% 12/15/07 (e)	800,000	790,928
OH Knowledge Works Foundation Student Loan Revenue
	3.200% 11/01/35 (e)	500,000	500,000
OK State Student Loan Authority
	3.100% 06/01/30 (e)	500,000	500,000

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
	Total Municipal Bonds (cost of $4,100,888)		4,090,190
Short-Term Obligations — 20.6%
REPURCHASE AGREEMENTS — 9.2%
	Repurchase agreement with State Street Bank & Trust Co., dated 04/29/05, due 05/02/05 at 2.760%, collateralized by a U.S. Treasury Bond maturing 08/15/22, market value of $8,056,321 (repurchase proceeds $7,893,815).	7,892,000	7,892,000

	REPURCHASE AGREEMENTS TOTAL		7,892,000
U.S. GOVERNMENT AGENCIES & OBLIGATIONS — 11.4%
Government & Agency Discount Note — 11.4%
Federal National Mortgage Association Discount Note
	3.225% 10/19/05	10,000,000	9,846,812

	U.S. GOVERNMENT AGENCIES & OBLIGATIONS TOTAL		9,846,812
	Total Short-Term Obligations (cost of $17,738,812)		17,738,812

	Total Investments — 100.8% (cost of $87,316,028)(f)(g)		86,690,682

	Other Assets & Liabilities, Net — (0.8)%		(713,828)

	Net Assets — 100.0%		85,976,854

6

Notes to Investment Portfolio:

*Security Valuation:

Debt securities generally are valued by a pricing service approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a)	Variable rate security. The interest rate shown reflects the rate as of April 30, 2005.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, these securities amounted to $3,411,083, which represents 4.0% of net assets.

(c)	Security purchased on a delayed delivery basis.

(d)	Accrued interest accumulates in the value of this security and is payable at redemption.

(e)	Auction rate security. A debt security in which the interest rate is reset periodically, at intervals established at the time of issuance.

(f)	Cost for federal income tax purposes is $87,743,599.

(g)	Unrealized appreciation and depreciation at April 30, 2005 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation

$7,664	$(1,060,581)	$(1,052,917)

Acronym	Name

I.O.	Interest only security
TBA	To Be Announced

7

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	CMG Fund Trust

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	June 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	June 27, 2005

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	June 27, 2005